American Balanced Fund®
Investment portfolio
September 30, 2024
unaudited

Common stocks 63.80% Information technology 15.46%	Shares	Value (000)
Broadcom, Inc.	64,518,919	$11,129,513
Microsoft Corp.	19,049,450	8,196,978
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	24,727,995	4,294,511
Taiwan Semiconductor Manufacturing Co., Ltd.	2,657,000	81,117
Apple, Inc.	14,648,711	3,413,150
ASML Holding NV (ADR)	1,811,910	1,509,774
ASML Holding NV	430,634	358,998
NVIDIA Corp.	14,733,518	1,789,238
SK hynix, Inc.	8,365,421	1,126,893
Salesforce, Inc.	4,065,266	1,112,704
Micron Technology, Inc.	7,579,000	786,018
Applied Materials, Inc.	3,711,936	749,997
Oracle Corp.	3,315,554	564,970
KLA Corp.	687,091	532,090
Shopify, Inc., Class A, subordinate voting shares[1]	4,009,842	321,349
TE Connectivity PLC	1,585,905	239,456
Arista Networks, Inc.[1]	568,835	218,330
Accenture PLC, Class A	480,800	169,953
Intel Corp.	5,425,000	127,271
Advanced Micro Devices, Inc.[1]	104,741	17,186
		36,739,496
Financials 8.44%
JPMorgan Chase & Co.	12,992,339	2,739,565
Mastercard, Inc., Class A	4,567,884	2,255,621
Visa, Inc., Class A	6,069,805	1,668,893
Aon PLC, Class A	3,112,470	1,076,884
Synchrony Financial[2]	21,238,079	1,059,355
Fiserv, Inc.[1]	5,865,297	1,053,701
Blackstone, Inc.	5,764,823	882,767
Chubb, Ltd.	2,794,830	806,001
Arthur J. Gallagher & Co.	2,784,029	783,342
KKR & Co., Inc.	5,583,808	729,134
HDFC Bank, Ltd.	28,060,889	580,825
HDFC Bank, Ltd. (ADR)[3]	1,557,147	97,415
Apollo Asset Management, Inc.	4,944,116	617,570
Brookfield Corp., Class A	10,789,548	573,464
Discover Financial Services	4,023,837	564,504
Blue Owl Capital, Inc., Class A	25,940,224	502,203
PNC Financial Services Group, Inc.	2,457,215	454,216
Progressive Corp.	1,619,258	410,903
Bank of America Corp.	9,450,605	375,000
S&P Global, Inc.	702,159	362,749
Fifth Third Bancorp	7,307,079	313,035
BlackRock, Inc.	318,394	302,318
Capital One Financial Corp.	2,000,000	299,460
American Balanced Fund — Page 1 of 73

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Marsh & McLennan Companies, Inc.	1,295,056	$288,914
East West Bancorp, Inc.	3,107,677	257,129
American Express Co.	847,866	229,941
Morgan Stanley	1,843,572	192,174
CME Group, Inc., Class A	870,455	192,066
Truist Financial Corp.	4,175,699	178,595
Goldman Sachs Group, Inc.	275,000	136,155
Brookfield Asset Management, Ltd., Class A	1,377,250	65,130
		20,049,029
Health care 8.39%
UnitedHealth Group, Inc.	8,555,746	5,002,374
Eli Lilly and Co.	3,615,405	3,203,032
Vertex Pharmaceuticals, Inc.[1]	4,980,687	2,316,418
AstraZeneca PLC	8,165,401	1,271,882
AbbVie, Inc.	5,305,116	1,047,654
Gilead Sciences, Inc.	12,048,231	1,010,124
CVS Health Corp.	15,688,174	986,472
Abbott Laboratories	7,613,816	868,051
Thermo Fisher Scientific, Inc.	816,600	505,124
Danaher Corp.	1,815,878	504,850
Merck & Co., Inc.	3,803,688	431,947
Regeneron Pharmaceuticals, Inc.[1]	382,939	402,561
Pfizer, Inc.	13,516,314	391,162
Cigna Group (The)	941,627	326,217
Molina Healthcare, Inc.[1]	899,259	309,849
Novo Nordisk AS, Class B	2,558,882	304,695
Bristol-Myers Squibb Co.	5,463,923	282,703
Elevance Health, Inc.	446,337	232,095
Cooper Companies, Inc.[1]	1,720,000	189,785
Johnson & Johnson	716,797	116,164
Catalent, Inc.[1]	1,608,383	97,420
Amgen, Inc.	294,361	94,846
Centene Corp.[1]	755,997	56,912
		19,952,337
Industrials 6.97%
TransDigm Group, Inc.	1,296,916	1,850,868
Carrier Global Corp.	20,556,210	1,654,569
General Electric Co.	8,464,372	1,596,211
Ingersoll-Rand, Inc.	12,365,045	1,213,753
RTX Corp.	7,476,545	905,858
Deere & Co.	1,639,229	684,099
Southwest Airlines Co.	21,609,018	640,275
Union Pacific Corp.	2,504,929	617,415
GE Vernova, Inc.[1]	2,318,864	591,264
Quanta Services, Inc.	1,975,930	589,124
Caterpillar, Inc.	1,450,151	567,183
L3Harris Technologies, Inc.	2,175,000	517,367
Equifax, Inc.	1,542,633	453,318
United Rentals, Inc.	557,996	451,826
Boeing Co.[1]	2,688,083	408,696
Paychex, Inc.	2,821,252	378,584
Rolls-Royce Holdings PLC[1]	45,141,422	318,803
United Airlines Holdings, Inc.[1]	5,367,898	306,292
American Balanced Fund — Page 2 of 73

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Dayforce, Inc.[1,3]	4,817,583	$295,077
Lockheed Martin Corp.	475,000	277,666
Republic Services, Inc.	1,290,572	259,198
CSX Corp.	7,209,374	248,940
FedEx Corp.	905,927	247,934
Airbus SE, non-registered shares	1,691,941	247,746
Lennox International, Inc.	358,675	216,744
Norfolk Southern Corp.	792,952	197,049
Northrop Grumman Corp.	371,000	195,914
United Parcel Service, Inc., Class B	1,404,000	191,421
AMETEK, Inc.	1,042,000	178,922
Johnson Controls International PLC	1,550,000	120,296
ABB, Ltd.	1,360,551	78,866
PACCAR, Inc.	565,375	55,791
		16,557,069
Communication services 6.60%
Alphabet, Inc., Class C	23,925,634	4,000,127
Alphabet, Inc., Class A	11,691,586	1,939,049
Meta Platforms, Inc., Class A	8,631,293	4,940,897
Netflix, Inc.[1]	2,007,901	1,424,144
Charter Communications, Inc., Class A1	3,521,072	1,141,109
Comcast Corp., Class A	24,922,522	1,041,014
Walt Disney Co. (The)	3,000,000	288,570
Verizon Communications, Inc.	5,700,000	255,987
AT&T, Inc.	9,887,394	217,523
Electronic Arts, Inc.	1,462,736	209,815
Take-Two Interactive Software, Inc.[1]	596,000	91,611
T-Mobile US, Inc.	404,566	83,486
Deutsche Telekom AG	1,453,471	42,691
		15,676,023
Consumer staples 5.31%
Philip Morris International, Inc.	36,889,692	4,478,409
Target Corp.	7,599,429	1,184,447
Keurig Dr Pepper, Inc.	31,572,745	1,183,346
Constellation Brands, Inc., Class A	4,583,614	1,181,152
British American Tobacco PLC	24,366,327	888,564
British American Tobacco PLC (ADR)	2,412,426	88,247
Altria Group, Inc.	18,042,739	920,901
Dollar General Corp.	6,421,037	543,027
Nestlé SA	4,805,093	484,272
Hershey Co.	1,584,275	303,832
Mondelez International, Inc., Class A	4,051,987	298,510
Procter & Gamble Co.	1,539,267	266,601
Dollar Tree Stores, Inc.[1]	3,288,549	231,251
Danone SA	2,536,635	184,709
Church & Dwight Co., Inc.	1,525,759	159,777
General Mills, Inc.	1,922,252	141,958
Pernod Ricard SA	625,000	94,469
		12,633,472
American Balanced Fund — Page 3 of 73

unaudited
Common stocks (continued) Consumer discretionary 4.71%	Shares	Value (000)
Amazon.com, Inc.[1]	15,277,387	$2,846,635
Home Depot, Inc.	4,840,553	1,961,392
Booking Holdings, Inc.	196,670	828,398
Starbucks Corp.	8,030,432	782,887
Darden Restaurants, Inc.	4,627,899	759,577
NIKE, Inc., Class B	7,156,711	632,653
Aramark[2]	14,370,578	556,572
General Motors Co.	11,000,000	493,240
Norwegian Cruise Line Holdings, Ltd.[1]	18,329,096	375,930
TJX Companies, Inc. (The)	2,923,198	343,593
D.R. Horton, Inc.	1,560,417	297,681
Tractor Supply Co.	1,000,000	290,930
Restaurant Brands International, Inc.	4,010,889	289,265
Royal Caribbean Cruises, Ltd.	1,200,000	212,832
Hilton Worldwide Holdings, Inc.	660,021	152,135
Compagnie Financière Richemont SA, Class A	886,941	140,618
Vail Resorts, Inc.	686,801	119,703
YUM! Brands, Inc.	850,000	118,753
		11,202,794
Energy 3.16%
Canadian Natural Resources, Ltd. (CAD denominated)	53,862,497	1,788,580
Halliburton Co.	39,413,267	1,144,956
Chevron Corp.	6,660,086	980,831
Exxon Mobil Corp.	7,684,312	900,755
EOG Resources, Inc.	6,177,127	759,354
Schlumberger NV	17,661,492	740,900
Cenovus Energy, Inc. (CAD denominated)	36,466,171	609,904
Baker Hughes Co., Class A	10,407,506	376,231
EQT Corp.	4,141,639	151,750
TC Energy Corp. (CAD denominated)[3]	1,150,737	54,701
		7,507,962
Materials 1.77%
Wheaton Precious Metals Corp.	14,733,244	899,907
Royal Gold, Inc.[2]	4,269,700	599,039
Franco-Nevada Corp.	4,670,854	580,140
Linde PLC	1,190,650	567,773
Albemarle Corp.[3]	3,000,000	284,130
Glencore PLC	43,710,146	250,307
Grupo México, SAB de CV, Series B	37,571,000	209,455
Freeport-McMoRan, Inc.	3,882,238	193,801
Nucor Corp.	1,100,000	165,374
Rio Tinto PLC	2,000,000	141,742
Dow, Inc.	2,591,965	141,599
Lundin Mining Corp.	11,612,952	121,672
Corteva, Inc.	805,924	47,380
		4,202,319
Utilities 1.71%
Constellation Energy Corp.	7,137,914	1,856,000
CenterPoint Energy, Inc.	23,289,036	685,164
Sempra	7,729,380	646,408
American Balanced Fund — Page 4 of 73

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
PG&E Corp.	29,012,683	$573,581
FirstEnergy Corp.	6,885,500	305,372
		4,066,525
Real estate 1.28%
Extra Space Storage, Inc. REIT	5,132,637	924,850
Welltower, Inc. REIT	4,930,229	631,217
VICI Properties, Inc. REIT	17,058,436	568,216
Equinix, Inc. REIT	523,125	464,341
Crown Castle, Inc. REIT	2,879,918	341,645
Rexford Industrial Realty, Inc. REIT	2,069,500	104,117
		3,034,386
Total common stocks (cost: $79,087,814,000)		151,621,412
Convertible stocks 0.07% Materials 0.07%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	3,824,692	172,111
Total convertible stocks (cost: $186,096,000)		172,111
Bonds, notes & other debt instruments 28.92% Mortgage-backed obligations 11.71% Federal agency mortgage-backed obligations 10.23%	Principal amount (000)
Fannie Mae Pool #BE7150 3.50% 2/1/2032[4]	USD91	90
Fannie Mae Pool #357399 5.50% 6/1/2033[4]	47	49
Fannie Mae Pool #AS0727 3.50% 10/1/2033[4]	58	56
Fannie Mae Pool #555880 5.50% 11/1/2033[4]	541	557
Fannie Mae Pool #555956 5.50% 12/1/2033[4]	478	493
Fannie Mae Pool #MA2138 3.50% 1/1/2035[4]	117	115
Fannie Mae Pool #FM2499 2.50% 2/1/2035[4]	43,609	41,316
Fannie Mae Pool #AA0914 5.00% 7/1/2035[4]	136	138
Fannie Mae Pool #745092 6.50% 7/1/2035[4]	497	522
Fannie Mae Pool #887695 6.00% 6/1/2036[4]	221	233
Fannie Mae Pool #888292 6.00% 3/1/2037[4]	1,436	1,514
Fannie Mae Pool #256860 6.50% 8/1/2037[4]	207	216
Fannie Mae Pool #888746 6.50% 10/1/2037[4]	374	387
Fannie Mae Pool #MA3280 3.50% 2/1/2038[4]	92	89
Fannie Mae Pool #889658 6.50% 6/1/2038[4]	481	501
Fannie Mae Pool #MA3412 3.50% 7/1/2038[4]	230	223
Fannie Mae Pool #MA3539 4.50% 12/1/2038[4]	80	81
Fannie Mae Pool #FM1441 3.50% 8/1/2039[4]	341	330
Fannie Mae Pool #AD0679 5.50% 10/1/2039[4]	14	14
Fannie Mae Pool #932752 5.00% 4/1/2040[4]	249	257
Fannie Mae Pool #AD8536 5.00% 8/1/2040[4]	899	927
Fannie Mae Pool #AE3049 4.50% 9/1/2040[4]	1,557	1,576
Fannie Mae Pool #AE2513 5.00% 9/1/2040[4]	621	640
Fannie Mae Pool #AE4689 5.00% 9/1/2040[4]	242	248
Fannie Mae Pool #AE0395 4.50% 10/1/2040[4]	2,027	2,051
Fannie Mae Pool #AE5471 4.50% 10/1/2040[4]	1,230	1,244
Fannie Mae Pool #AH3575 4.50% 1/1/2041[4]	2,114	2,139
Fannie Mae Pool #AH9420 5.00% 4/1/2041[4]	254	264
Fannie Mae Pool #AH9370 5.00% 4/1/2041[4]	248	256
American Balanced Fund — Page 5 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AI2503 4.00% 5/1/2041[4]	USD1,609	$1,592
Fannie Mae Pool #AI0582 5.00% 5/1/2041[4]	289	298
Fannie Mae Pool #AH9938 5.00% 5/1/2041[4]	145	148
Fannie Mae Pool #AI1865 5.00% 5/1/2041[4]	17	17
Fannie Mae Pool #AI4289 5.00% 6/1/2041[4]	199	205
Fannie Mae Pool #AH5452 5.00% 6/1/2041[4]	115	118
Fannie Mae Pool #AI4296 5.00% 6/1/2041[4]	56	58
Fannie Mae Pool #AI4563 5.00% 6/1/2041[4]	4	4
Fannie Mae Pool #MA4387 2.00% 7/1/2041[4]	27,105	23,717
Fannie Mae Pool #AI5589 4.50% 7/1/2041[4]	30	31
Fannie Mae Pool #AI8121 5.00% 7/1/2041[4]	571	589
Fannie Mae Pool #AI7218 5.00% 7/1/2041[4]	281	289
Fannie Mae Pool #AI6576 5.00% 7/1/2041[4]	70	72
Fannie Mae Pool #MA0791 5.00% 7/1/2041[4]	68	70
Fannie Mae Pool #AI7058 5.00% 7/1/2041[4]	45	46
Fannie Mae Pool #AI3894 5.00% 8/1/2041[4]	230	233
Fannie Mae Pool #AI7159 5.00% 9/1/2041[4]	103	106
Fannie Mae Pool #AJ1422 5.00% 9/1/2041[4]	3	3
Fannie Mae Pool #MA4501 2.00% 12/1/2041[4]	45,119	39,269
Fannie Mae Pool #FS0305 1.50% 1/1/2042[4]	102,851	86,478
Fannie Mae Pool #MA4520 2.00% 1/1/2042[4]	66,543	57,915
Fannie Mae Pool #AQ9302 3.50% 1/1/2043[4]	438	419
Fannie Mae Pool #AT7696 3.50% 6/1/2043[4]	4,354	4,149
Fannie Mae Pool #AT7689 3.50% 6/1/2043[4]	1,700	1,624
Fannie Mae Pool #AT7680 3.50% 6/1/2043[4]	580	553
Fannie Mae Pool #AU8813 4.00% 11/1/2043[4]	210	208
Fannie Mae Pool #AU9348 4.00% 11/1/2043[4]	145	144
Fannie Mae Pool #AU9350 4.00% 11/1/2043[4]	125	123
Fannie Mae Pool #AV1538 4.50% 11/1/2043[4]	3,713	3,725
Fannie Mae Pool #FM9416 3.50% 7/1/2045[4]	67,396	63,687
Fannie Mae Pool #AL8354 3.50% 10/1/2045[4]	4,782	4,548
Fannie Mae Pool #AL9499 3.50% 1/1/2046[4]	4,437	4,194
Fannie Mae Pool #AS6789 3.50% 3/1/2046[4]	4,618	4,364
Fannie Mae Pool #MA2608 3.00% 5/1/2046[4]	1,062	977
Fannie Mae Pool #AL8522 3.50% 5/1/2046[4]	7,730	7,349
Fannie Mae Pool #AS7168 3.50% 5/1/2046[4]	3,042	2,872
Fannie Mae Pool #BC7611 4.00% 5/1/2046[4]	328	320
Fannie Mae Pool #MA2771 3.00% 10/1/2046[4]	983	902
Fannie Mae Pool #BM5148 4.00% 10/1/2046[4]	46,967	46,077
Fannie Mae Pool #FM2795 3.00% 11/1/2046[4]	3,174	2,915
Fannie Mae Pool #AS8310 3.00% 11/1/2046[4]	2,529	2,335
Fannie Mae Pool #BD9665 4.00% 11/1/2046[4]	793	772
Fannie Mae Pool #BE3151 3.50% 1/1/2047[4]	924	872
Fannie Mae Pool #BE3162 3.50% 1/1/2047[4]	795	751
Fannie Mae Pool #BE9242 4.50% 3/1/2047[4]	20	20
Fannie Mae Pool #FS3767 2.00% 4/1/2047[4]	2,137	1,803
Fannie Mae Pool #BM1179 3.00% 4/1/2047[4]	3,076	2,840
Fannie Mae Pool #BD7156 4.00% 4/1/2047[4]	38,666	37,873
Fannie Mae Pool #BM1653 4.00% 6/1/2047[4]	80,873	79,218
Fannie Mae Pool #BH7779 3.50% 8/1/2047[4]	24	23
Fannie Mae Pool #256893 7.00% 8/1/2047[4]	7	8
Fannie Mae Pool #BH4022 3.50% 9/1/2047[4]	13,786	13,014
Fannie Mae Pool #CA0453 4.00% 9/1/2047[4]	17,399	16,931
Fannie Mae Pool #BH6387 3.50% 10/1/2047[4]	348	329
American Balanced Fund — Page 6 of 73

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3149 4.00% 10/1/2047[4]	USD10,962	$10,666
Fannie Mae Pool #CA0623 4.50% 10/1/2047[4]	2,337	2,338
Fannie Mae Pool #947661 6.50% 10/1/2047[4]	7	7
Fannie Mae Pool #256975 7.00% 10/1/2047[4]	36	37
Fannie Mae Pool #920015 7.00% 10/1/2047[4]	15	16
Fannie Mae Pool #BF0364 3.00% 11/1/2047[4]	17,019	15,553
Fannie Mae Pool #CA0770 3.50% 11/1/2047[4]	3,966	3,744
Fannie Mae Pool #BJ1515 4.00% 11/1/2047[4]	2,803	2,745
Fannie Mae Pool #MA3183 4.00% 11/1/2047[4]	2,701	2,628
Fannie Mae Pool #257030 6.50% 11/1/2047[4]	43	44
Fannie Mae Pool #257036 7.00% 11/1/2047[4]	12	12
Fannie Mae Pool #CA0854 3.50% 12/1/2047[4]	6,373	6,046
Fannie Mae Pool #BM4413 4.50% 12/1/2047[4]	5,586	5,572
Fannie Mae Pool #BM3332 3.50% 1/1/2048[4]	1,217	1,149
Fannie Mae Pool #BJ4342 4.00% 1/1/2048[4]	225	218
Fannie Mae Pool #CA1015 4.00% 1/1/2048[4]	52	51
Fannie Mae Pool #BJ8318 4.50% 1/1/2048[4]	83	83
Fannie Mae Pool #BK1198 4.00% 2/1/2048[4]	1,179	1,148
Fannie Mae Pool #MA3277 4.00% 2/1/2048[4]	40	39
Fannie Mae Pool #BK1135 4.50% 2/1/2048[4]	358	357
Fannie Mae Pool #BM3714 3.50% 3/1/2048[4]	4,592	4,335
Fannie Mae Pool #BJ6760 3.50% 3/1/2048[4]	3,307	3,122
Fannie Mae Pool #CA1532 3.50% 4/1/2048[4]	8,060	7,639
Fannie Mae Pool #CA1542 4.00% 4/1/2048[4]	127	124
Fannie Mae Pool #BJ9260 4.00% 4/1/2048[4]	14	14
Fannie Mae Pool #BM4033 3.50% 5/1/2048[4]	17,597	16,613
Fannie Mae Pool #BJ2751 4.50% 5/1/2048[4]	4,720	4,704
Fannie Mae Pool #BJ5829 4.50% 6/1/2048[4]	51	50
Fannie Mae Pool #BF0293 3.00% 7/1/2048[4]	56,103	51,541
Fannie Mae Pool #BF0318 3.50% 8/1/2048[4]	23,418	22,070
Fannie Mae Pool #BM2007 4.00% 9/1/2048[4]	415	403
Fannie Mae Pool #FM1784 4.00% 9/1/2048[4]	172	167
Fannie Mae Pool #BF0323 3.00% 11/1/2048[4]	25,109	23,068
Fannie Mae Pool #BF0325 3.50% 11/1/2048[4]	32,182	30,330
Fannie Mae Pool #CA2642 4.50% 11/1/2048[4]	160	159
Fannie Mae Pool #CA3068 3.50% 2/1/2049[4]	5,095	4,827
Fannie Mae Pool #CA3184 4.00% 3/1/2049[4]	243	237
Fannie Mae Pool #FM3280 3.50% 5/1/2049[4]	17,367	16,432
Fannie Mae Pool #CA3807 3.00% 7/1/2049[4]	4,175	3,833
Fannie Mae Pool #CA3806 3.00% 7/1/2049[4]	2,812	2,588
Fannie Mae Pool #CA3814 3.50% 7/1/2049[4]	781	742
Fannie Mae Pool #CA4079 3.50% 8/1/2049[4]	17,037	16,083
Fannie Mae Pool #BO1345 3.50% 8/1/2049[4]	28	26
Fannie Mae Pool #CA3976 4.00% 8/1/2049[4]	1,292	1,257
Fannie Mae Pool #FM1668 4.00% 8/1/2049[4]	136	133
Fannie Mae Pool #FM2318 3.50% 9/1/2049[4]	20,644	19,540
Fannie Mae Pool #CA4112 3.50% 9/1/2049[4]	869	826
Fannie Mae Pool #FM1913 4.00% 9/1/2049[4]	3,037	2,955
Fannie Mae Pool #CA4432 4.00% 10/1/2049[4]	149	145
Fannie Mae Pool #CA4533 3.00% 11/1/2049[4]	30,557	28,050
Fannie Mae Pool #BO5349 3.50% 11/1/2049[4]	22	21
Fannie Mae Pool #CA4756 3.00% 12/1/2049[4]	16,387	15,026
Fannie Mae Pool #BO4808 3.00% 12/1/2049[4]	12,295	11,240
Fannie Mae Pool #CA4800 3.50% 12/1/2049[4]	45,953	43,653
American Balanced Fund — Page 7 of 73

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA5968 2.50% 6/1/2050[4]	USD41,416	$36,427
Fannie Mae Pool #CA6087 3.00% 6/1/2050[4]	42,614	38,685
Fannie Mae Pool #CA6349 3.00% 7/1/2050[4]	5,628	5,132
Fannie Mae Pool #CA6579 2.00% 8/1/2050[4]	42,502	35,696
Fannie Mae Pool #FS3745 2.00% 8/1/2050[4]	17,612	14,698
Fannie Mae Pool #CA6593 2.50% 8/1/2050[4]	36,400	32,008
Fannie Mae Pool #MA4096 2.50% 8/1/2050[4]	2,582	2,243
Fannie Mae Pool #CA6740 3.00% 8/1/2050[4]	3,289	3,015
Fannie Mae Pool #MA4119 2.00% 9/1/2050[4]	85,418	71,114
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[4]	5,586	4,652
Fannie Mae Pool #BP6715 2.00% 9/1/2050[4]	49	41
Fannie Mae Pool #CA7028 2.50% 9/1/2050[4]	2,043	1,797
Fannie Mae Pool #CA7048 3.00% 9/1/2050[4]	26,037	23,742
Fannie Mae Pool #CA7052 3.00% 9/1/2050[4]	1,815	1,656
Fannie Mae Pool #CA7325 2.00% 10/1/2050[4]	57,451	48,397
Fannie Mae Pool #FP0053 2.00% 10/1/2050[4]	51,027	42,628
Fannie Mae Pool #MA4158 2.00% 10/1/2050[4]	46,392	38,695
Fannie Mae Pool #FP0051 2.00% 10/1/2050[4]	32,245	27,063
Fannie Mae Pool #CA7381 3.00% 10/1/2050[4]	5,270	4,791
Fannie Mae Pool #CA7599 2.50% 11/1/2050[4]	33,933	29,931
Fannie Mae Pool #CA7737 2.50% 11/1/2050[4]	8,899	7,794
Fannie Mae Pool #CA7606 3.00% 11/1/2050[4]	21,110	19,313
Fannie Mae Pool #MA4208 2.00% 12/1/2050[4]	53,652	44,751
Fannie Mae Pool #CA8108 2.00% 12/1/2050[4]	11,430	9,572
Fannie Mae Pool #CA8130 2.50% 12/1/2050[4]	25,270	22,056
Fannie Mae Pool #CA8044 2.50% 12/1/2050[4]	15,507	13,534
Fannie Mae Pool #FM5173 2.50% 12/1/2050[4]	1,878	1,649
Fannie Mae Pool #CA8046 3.00% 12/1/2050[4]	29,279	26,933
Fannie Mae Pool #CA8285 3.00% 12/1/2050[4]	9,231	8,457
Fannie Mae Pool #FM5166 3.00% 12/1/2050[4]	3,475	3,167
Fannie Mae Pool #MA4237 2.00% 1/1/2051[4]	62,925	52,465
Fannie Mae Pool #CA8601 2.50% 1/1/2051[4]	45,448	39,590
Fannie Mae Pool #CA8862 2.50% 1/1/2051[4]	3,713	3,267
Fannie Mae Pool #FM5509 3.00% 1/1/2051[4]	76,774	69,984
Fannie Mae Pool #FM6293 3.00% 1/1/2051[4]	29,615	27,026
Fannie Mae Pool #FM5940 2.00% 2/1/2051[4]	24,223	20,330
Fannie Mae Pool #CA8820 2.00% 2/1/2051[4]	23,279	19,495
Fannie Mae Pool #BR2666 2.00% 2/1/2051[4]	13,799	11,619
Fannie Mae Pool #CA8828 2.50% 2/1/2051[4]	23,129	20,320
Fannie Mae Pool #FM5778 2.50% 2/1/2051[4]	1,942	1,707
Fannie Mae Pool #CA8870 3.00% 2/1/2051[4]	102,570	93,426
Fannie Mae Pool #CA8969 3.00% 2/1/2051[4]	1,144	1,040
Fannie Mae Pool #MA4282 2.50% 3/1/2051[4]	4,229	3,668
Fannie Mae Pool #CB0090 2.00% 4/1/2051[4]	191,075	158,963
Fannie Mae Pool #CB0290 2.00% 4/1/2051[4]	68,201	56,758
Fannie Mae Pool #MA4305 2.00% 4/1/2051[4]	1,550	1,290
Fannie Mae Pool #MA4306 2.50% 4/1/2051[4]	12,031	10,471
Fannie Mae Pool #CB0191 3.00% 4/1/2051[4]	37,167	33,610
Fannie Mae Pool #CB0193 3.00% 4/1/2051[4]	4,560	4,134
Fannie Mae Pool #CB0496 2.00% 5/1/2051[4]	170,215	142,552
Fannie Mae Pool #MA4325 2.00% 5/1/2051[4]	36,926	30,720
Fannie Mae Pool #BR1035 2.00% 5/1/2051[4]	915	760
Fannie Mae Pool #CB0457 2.50% 5/1/2051[4]	166,015	144,896
Fannie Mae Pool #BR9540 4.00% 5/1/2051[4]	2,185	2,178
American Balanced Fund — Page 8 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM7803 2.00% 6/1/2051[4]	USD18,136	$15,272
Fannie Mae Pool #FM7909 3.00% 6/1/2051[4]	3,442	3,120
Fannie Mae Pool #CB0738 3.00% 6/1/2051[4]	1,664	1,502
Fannie Mae Pool #FS3744 2.00% 7/1/2051[4]	52,212	43,437
Fannie Mae Pool #BR2095 2.50% 7/1/2051[4]	27,592	24,030
Fannie Mae Pool #FM7957 2.50% 7/1/2051[4]	587	515
Fannie Mae Pool #FS1057 2.50% 8/1/2051[4]	943	823
Fannie Mae Pool #FM8247 2.50% 8/1/2051[4]	832	730
Fannie Mae Pool #FM8477 3.00% 8/1/2051[4]	66,820	60,869
Fannie Mae Pool #FM8453 3.00% 8/1/2051[4]	46,256	42,406
Fannie Mae Pool #FS5081 3.00% 8/1/2051[4]	15,427	14,086
Fannie Mae Pool #CB1304 3.00% 8/1/2051[4]	3,554	3,244
Fannie Mae Pool #FS4783 4.00% 8/1/2051[4]	70,682	68,686
Fannie Mae Pool #MA4415 3.00% 9/1/2051[4]	22,732	20,538
Fannie Mae Pool #FS4628 3.00% 10/1/2051[4]	25,247	22,885
Fannie Mae Pool #MA4465 2.00% 11/1/2051[4]	9,276	7,698
Fannie Mae Pool #FS0965 2.00% 11/1/2051[4]	7,214	6,048
Fannie Mae Pool #FM9632 3.00% 11/1/2051[4]	38,817	35,239
Fannie Mae Pool #CB2078 3.00% 11/1/2051[4]	25,654	23,246
Fannie Mae Pool #FM9631 3.00% 11/1/2051[4]	16,707	15,200
Fannie Mae Pool #BU3349 3.50% 11/1/2051[4]	33	31
Fannie Mae Pool #CB2375 2.50% 12/1/2051[4]	74,114	64,890
Fannie Mae Pool #CB2319 2.50% 12/1/2051[4]	72,813	63,846
Fannie Mae Pool #CB2286 2.50% 12/1/2051[4]	40,281	35,253
Fannie Mae Pool #CB2372 2.50% 12/1/2051[4]	35,055	30,697
Fannie Mae Pool #BT9483 2.50% 12/1/2051[4]	27,857	24,426
Fannie Mae Pool #BT9510 2.50% 12/1/2051[4]	27,145	23,863
Fannie Mae Pool #CB2373 2.50% 12/1/2051[4]	12,527	10,973
Fannie Mae Pool #MA4493 2.50% 12/1/2051[4]	2,419	2,107
Fannie Mae Pool #FS0182 3.00% 1/1/2052[4]	32,177	29,167
Fannie Mae Pool #FS0972 3.50% 1/1/2052[4]	6,019	5,720
Fannie Mae Pool #BU7427 3.50% 1/1/2052[4]	817	772
Fannie Mae Pool #BV3080 2.00% 2/1/2052[4]	76,385	63,292
Fannie Mae Pool #BV3076 2.00% 2/1/2052[4]	41,184	34,116
Fannie Mae Pool #CB2765 2.00% 2/1/2052[4]	12,466	10,398
Fannie Mae Pool #CB2870 2.50% 2/1/2052[4]	79	69
Fannie Mae Pool #CB2882 3.00% 2/1/2052[4]	25,688	23,390
Fannie Mae Pool #FS0647 3.00% 2/1/2052[4]	9,757	8,904
Fannie Mae Pool #CB3155 2.00% 3/1/2052[4]	9,299	7,703
Fannie Mae Pool #FS0752 3.00% 3/1/2052[4]	25,802	23,410
Fannie Mae Pool #CB3126 3.50% 3/1/2052[4]	7,702	7,277
Fannie Mae Pool #BV3316 3.50% 3/1/2052[4]	380	354
Fannie Mae Pool #FS7498 2.00% 4/1/2052[4]	33,074	27,432
Fannie Mae Pool #MA4577 2.00% 4/1/2052[4]	17,088	14,155
Fannie Mae Pool #FS1180 3.50% 4/1/2052[4]	78,122	73,811
Fannie Mae Pool #BV0242 3.50% 4/1/2052[4]	171	160
Fannie Mae Pool #FS1206 3.50% 4/1/2052[4]	154	145
Fannie Mae Pool #BV9644 2.50% 5/1/2052[4]	48	41
Fannie Mae Pool #CB3620 4.00% 5/1/2052[4]	75,992	73,113
Fannie Mae Pool #FS1834 4.00% 5/1/2052[4]	40,390	39,012
Fannie Mae Pool #CB3653 5.00% 5/1/2052[4]	26	26
Fannie Mae Pool #FS7329 2.00% 6/1/2052[4]	9,929	8,234
Fannie Mae Pool #MA4623 2.50% 6/1/2052[4]	109	95
Fannie Mae Pool #BV7809 3.50% 6/1/2052[4]	159	149
American Balanced Fund — Page 9 of 73

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4626 4.00% 6/1/2052[4]	USD50,393	$48,411
Fannie Mae Pool #FS6986 2.00% 7/1/2052[4]	20,639	17,106
Fannie Mae Pool #CB4119 4.00% 7/1/2052[4]	134,230	129,138
Fannie Mae Pool #FS5851 4.00% 7/1/2052[4]	16,494	15,870
Fannie Mae Pool #FS4747 3.50% 8/1/2052[4]	10,768	10,093
Fannie Mae Pool #FS2654 4.00% 8/1/2052[4]	3,254	3,131
Fannie Mae Pool #BT8308 4.50% 8/1/2052[4]	139	137
Fannie Mae Pool #BV8976 5.00% 8/1/2052[4]	8,785	8,804
Fannie Mae Pool #BW9206 5.50% 8/1/2052[4]	183	191
Fannie Mae Pool #CB4548 4.00% 9/1/2052[4]	4,456	4,287
Fannie Mae Pool #MA4732 4.00% 9/1/2052[4]	2,438	2,343
Fannie Mae Pool #BW1192 4.50% 9/1/2052[4]	29,544	29,058
Fannie Mae Pool #CB4620 5.00% 9/1/2052[4]	40,786	40,963
Fannie Mae Pool #FS4611 5.00% 9/1/2052[4]	21,117	21,155
Fannie Mae Pool #CB4821 4.50% 10/1/2052[4]	266,112	262,026
Fannie Mae Pool #MA4785 5.00% 10/1/2052[4]	30,193	30,224
Fannie Mae Pool #BW1289 5.50% 10/1/2052[4]	7,608	7,718
Fannie Mae Pool #BW1243 5.50% 10/1/2052[4]	6,716	6,813
Fannie Mae Pool #CB5266 4.50% 11/1/2052[4]	130,220	128,143
Fannie Mae Pool #FS5554 4.50% 11/1/2052[4]	47,403	46,685
Fannie Mae Pool #MA4806 5.00% 11/1/2052[4]	25,648	25,710
Fannie Mae Pool #BX2812 5.00% 11/1/2052[4]	17,216	17,228
Fannie Mae Pool #BX5583 5.00% 12/1/2052[4]	1,901	1,911
Fannie Mae Pool #MA4842 5.50% 12/1/2052[4]	46,999	47,670
Fannie Mae Pool #BX4004 5.50% 12/1/2052[4]	1,351	1,369
Fannie Mae Pool #BX3726 5.50% 12/1/2052[4]	838	850
Fannie Mae Pool #BX3716 5.50% 12/1/2052[4]	715	725
Fannie Mae Pool #FS4947 4.00% 1/1/2053[4]	217	209
Fannie Mae Pool #FS5520 4.50% 1/1/2053[4]	13,380	13,158
Fannie Mae Pool #FS6769 5.00% 1/1/2053[4]	202,713	203,201
Fannie Mae Pool #BT8033 5.00% 1/1/2053[4]	18,463	18,486
Fannie Mae Pool #BX0856 5.50% 1/1/2053[4]	751	763
Fannie Mae Pool #BX5592 5.50% 1/1/2053[4]	584	593
Fannie Mae Pool #BX6108 5.50% 1/1/2053[4]	62	63
Fannie Mae Pool #MA4916 4.00% 2/1/2053[4]	420	403
Fannie Mae Pool #MA4917 4.50% 2/1/2053[4]	173	170
Fannie Mae Pool #MA4919 5.50% 2/1/2053[4]	14,836	15,019
Fannie Mae Pool #BX7384 5.50% 2/1/2053[4]	1,082	1,096
Fannie Mae Pool #FS4024 5.50% 2/1/2053[4]	541	549
Fannie Mae Pool #BW5124 5.50% 2/1/2053[4]	90	91
Fannie Mae Pool #FS3759 6.00% 2/1/2053[4]	33,598	35,011
Fannie Mae Pool #BX7703 6.50% 2/1/2053[4]	283	293
Fannie Mae Pool #MA4962 4.00% 3/1/2053[4]	693	666
Fannie Mae Pool #BW5000 4.00% 3/1/2053[4]	261	251
Fannie Mae Pool #BX7774 5.50% 3/1/2053[4]	9,840	10,009
Fannie Mae Pool #FS4191 5.50% 3/1/2053[4]	4,293	4,374
Fannie Mae Pool #BX9431 5.50% 3/1/2053[4]	3,398	3,459
Fannie Mae Pool #BX7782 5.50% 3/1/2053[4]	1,852	1,876
Fannie Mae Pool #BX8514 5.50% 3/1/2053[4]	189	192
Fannie Mae Pool #CB5912 6.00% 3/1/2053[4]	20,164	20,676
Fannie Mae Pool #MA4993 4.00% 4/1/2053[4]	5,398	5,186
Fannie Mae Pool #MA4977 4.50% 4/1/2053[4]	35,125	34,554
Fannie Mae Pool #BW5269 4.50% 4/1/2053[4]	13,534	13,315
Fannie Mae Pool #MA4978 5.00% 4/1/2053[4]	47,629	47,654
American Balanced Fund — Page 10 of 73

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4979 5.50% 4/1/2053[4]	USD4,864	$4,926
Fannie Mae Pool #BX9116 5.50% 4/1/2053[4]	3,218	3,261
Fannie Mae Pool #BX8556 5.50% 4/1/2053[4]	2,854	2,894
Fannie Mae Pool #BY0667 5.50% 4/1/2053[4]	859	871
Fannie Mae Pool #BY0007 5.50% 4/1/2053[4]	816	827
Fannie Mae Pool #BY3206 5.50% 4/1/2053[4]	420	426
Fannie Mae Pool #BX8883 5.50% 4/1/2053[4]	133	135
Fannie Mae Pool #BW4940 4.00% 5/1/2053[4]	1,598	1,536
Fannie Mae Pool #CB6297 4.00% 5/1/2053[4]	407	391
Fannie Mae Pool #MA5008 4.50% 5/1/2053[4]	2,816	2,770
Fannie Mae Pool #MA5009 5.00% 5/1/2053[4]	40,084	40,102
Fannie Mae Pool #FS4563 5.00% 5/1/2053[4]	7,128	7,137
Fannie Mae Pool #FS4840 5.50% 5/1/2053[4]	11,937	12,082
Fannie Mae Pool #BY0091 5.50% 5/1/2053[4]	8,538	8,651
Fannie Mae Pool #MA5010 5.50% 5/1/2053[4]	6,749	6,832
Fannie Mae Pool #BY2505 5.50% 5/1/2053[4]	4,028	4,082
Fannie Mae Pool #BY0204 5.50% 5/1/2053[4]	3,527	3,583
Fannie Mae Pool #BY4413 5.50% 5/1/2053[4]	300	303
Fannie Mae Pool #MA5038 5.00% 6/1/2053[4]	61,878	61,901
Fannie Mae Pool #FS5192 5.50% 6/1/2053[4]	72,066	73,080
Fannie Mae Pool #BY3521 5.50% 6/1/2053[4]	16,514	16,728
Fannie Mae Pool #MA5039 5.50% 6/1/2053[4]	4,172	4,223
Fannie Mae Pool #BY3337 5.50% 6/1/2053[4]	348	353
Fannie Mae Pool #CB6491 6.50% 6/1/2053[4]	6,871	7,106
Fannie Mae Pool #CB6490 6.50% 6/1/2053[4]	2,429	2,513
Fannie Mae Pool #CB6468 6.50% 6/1/2053[4]	1,806	1,867
Fannie Mae Pool #CB6719 4.50% 7/1/2053[4]	3,804	3,742
Fannie Mae Pool #MA5072 5.50% 7/1/2053[4]	45,949	46,513
Fannie Mae Pool #CB6768 6.50% 7/1/2053[4]	8,498	8,781
Fannie Mae Pool #CB6853 4.50% 8/1/2053[4]	5,736	5,642
Fannie Mae Pool #MA5107 5.50% 8/1/2053[4]	138,558	140,240
Fannie Mae Pool #MA5138 5.50% 9/1/2053[4]	130,581	132,163
Fannie Mae Pool #CB7104 5.50% 9/1/2053[4]	10,669	10,870
Fannie Mae Pool #MA5139 6.00% 9/1/2053[4]	117,630	120,292
Fannie Mae Pool #MA5165 5.50% 10/1/2053[4]	5,741	5,809
Fannie Mae Pool #CB7344 6.00% 10/1/2053[4]	87,441	89,629
Fannie Mae Pool #MA5166 6.00% 10/1/2053[4]	9,752	9,973
Fannie Mae Pool #BY1418 4.00% 11/1/2053[4]	5,627	5,406
Fannie Mae Pool #CB8251 4.00% 11/1/2053[4]	1,868	1,794
Fannie Mae Pool #FS7252 5.00% 11/1/2053[4]	349,247	349,219
Fannie Mae Pool #MA5190 5.50% 11/1/2053[4]	194,524	196,865
Fannie Mae Pool #FS6838 5.50% 11/1/2053[4]	79,217	80,170
Fannie Mae Pool #MA5191 6.00% 11/1/2053[4]	11,487	11,748
Fannie Mae Pool #BY1448 4.00% 12/1/2053[4]	4,329	4,159
Fannie Mae Pool #MA5215 5.50% 12/1/2053[4]	92,435	93,538
Fannie Mae Pool #FS6668 5.50% 12/1/2053[4]	14,865	15,042
Fannie Mae Pool #MA5216 6.00% 12/1/2053[4]	21,151	21,630
Fannie Mae Pool #CB7617 6.00% 12/1/2053[4]	14,225	14,601
Fannie Mae Pool #FS6610 6.50% 12/1/2053[4]	22,048	22,774
Fannie Mae Pool #CB7862 6.00% 1/1/2054[4]	25,343	26,011
Fannie Mae Pool #FS6873 6.50% 1/1/2054[4]	46,340	47,835
Fannie Mae Pool #FS6767 6.50% 1/1/2054[4]	2,047	2,123
Fannie Mae Pool #BY1343 4.00% 2/1/2054[4]	4,659	4,475
Fannie Mae Pool #FS6809 5.50% 2/1/2054[4]	14,241	14,413
American Balanced Fund — Page 11 of 73

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5271 5.50% 2/1/2054[4]	USD10,997	$11,130
Fannie Mae Pool #FS7503 6.00% 2/1/2054[4]	47,003	48,066
Fannie Mae Pool #CB7932 6.00% 2/1/2054[4]	18,033	18,501
Fannie Mae Pool #FS7031 6.00% 2/1/2054[4]	3,881	3,978
Fannie Mae Pool #CB7917 6.50% 2/1/2054[4]	27,843	28,800
Fannie Mae Pool #CB7933 6.50% 2/1/2054[4]	12,257	12,677
Fannie Mae Pool #FS7162 6.50% 2/1/2054[4]	10,172	10,552
Fannie Mae Pool #MA5274 7.00% 2/1/2054[4]	117,046	121,643
Fannie Mae Pool #MA5296 5.50% 3/1/2054[4]	227,148	229,894
Fannie Mae Pool #CB8151 5.50% 3/1/2054[4]	7,594	7,694
Fannie Mae Pool #FS7507 6.00% 3/1/2054[4]	61,899	63,620
Fannie Mae Pool #CB8163 6.00% 3/1/2054[4]	25,411	26,118
Fannie Mae Pool #CB8168 6.00% 3/1/2054[4]	247	253
Fannie Mae Pool #MA5295 6.00% 3/1/2054[4]	55	56
Fannie Mae Pool #FS7653 6.50% 3/1/2054[4]	4,472	4,644
Fannie Mae Pool #MA5341 4.00% 4/1/2054[4]	8,752	8,406
Fannie Mae Pool #MA5331 5.50% 4/1/2054[4]	13,048	13,204
Fannie Mae Pool #CB8337 5.50% 4/1/2054[4]	9,485	9,613
Fannie Mae Pool #CB8387 6.50% 4/1/2054[4]	4,786	4,988
Fannie Mae Pool #MA5378 4.00% 5/1/2054[4]	4,127	3,964
Fannie Mae Pool #CB8536 5.50% 5/1/2054[4]	57,897	58,960
Fannie Mae Pool #DB5160 5.50% 5/1/2054[4]	3,162	3,204
Fannie Mae Pool #DB2495 6.00% 5/1/2054[4]	2,029	2,076
Fannie Mae Pool #FS8131 5.50% 6/1/2054[4]	7,991	8,125
Fannie Mae Pool #CB8755 6.00% 6/1/2054[4]	60,402	62,157
Fannie Mae Pool #DB6878 6.00% 6/1/2054[4]	20,278	20,735
Fannie Mae Pool #FS8223 6.00% 6/1/2054[4]	15,666	16,051
Fannie Mae Pool #FS8219 6.00% 6/1/2054[4]	12,752	13,107
Fannie Mae Pool #FS8153 6.00% 6/1/2054[4]	5,022	5,186
Fannie Mae Pool #DB5480 6.50% 6/1/2054[4]	1,653	1,707
Fannie Mae Pool #CB8725 6.50% 6/1/2054[4]	1,151	1,195
Fannie Mae Pool #MA5391 7.00% 6/1/2054[4]	1,021	1,061
Fannie Mae Pool #CB8842 5.50% 7/1/2054[4]	24,085	24,477
Fannie Mae Pool #DB5213 5.50% 7/1/2054[4]	15,438	15,622
Fannie Mae Pool #BU4699 5.50% 7/1/2054[4]	13,665	13,887
Fannie Mae Pool #FS8467 5.50% 7/1/2054[4]	11,733	11,934
Fannie Mae Pool #CB8838 5.50% 7/1/2054[4]	5,124	5,212
Fannie Mae Pool #MA5421 6.00% 7/1/2054[4]	293,567	300,106
Fannie Mae Pool #CB8858 6.00% 7/1/2054[4]	54,955	56,542
Fannie Mae Pool #CB8855 6.00% 7/1/2054[4]	48,418	49,796
Fannie Mae Pool #FS8400 6.00% 7/1/2054[4]	42,886	44,103
Fannie Mae Pool #BU4707 6.00% 7/1/2054[4]	32,173	32,913
Fannie Mae Pool #FS8318 6.00% 7/1/2054[4]	20,501	21,083
Fannie Mae Pool #DB6901 6.00% 7/1/2054[4]	12,830	13,117
Fannie Mae Pool #DB7039 6.00% 7/1/2054[4]	10,810	11,109
Fannie Mae Pool #BU4700 6.00% 7/1/2054[4]	9,504	9,780
Fannie Mae Pool #FS8591 6.00% 7/1/2054[4]	5,948	6,117
Fannie Mae Pool #DB5214 6.00% 7/1/2054[4]	5,730	5,860
Fannie Mae Pool #FS8619 6.50% 7/1/2054[4]	11,410	11,834
Fannie Mae Pool #FS8607 6.50% 7/1/2054[4]	7,952	8,248
Fannie Mae Pool #DB6906 6.50% 7/1/2054[4]	3,089	3,185
Fannie Mae Pool #CB8872 6.50% 7/1/2054[4]	1,705	1,769
Fannie Mae Pool #CB8876 6.50% 7/1/2054[4]	498	517
Fannie Mae Pool #FS8317 6.50% 7/1/2054[4]	297	308
American Balanced Fund — Page 12 of 73

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5422 6.50% 7/1/2054[4]	USD97	$100
Fannie Mae Pool #MA5423 7.00% 7/1/2054[4]	2,737	2,846
Fannie Mae Pool #CB8977 5.00% 8/1/2054[4]	35,187	35,211
Fannie Mae Pool #DB7783 5.50% 8/1/2054[4]	2,712	2,747
Fannie Mae Pool #MA5445 6.00% 8/1/2054[4]	83,322	85,178
Fannie Mae Pool #FS8757 6.00% 8/1/2054[4]	21,311	21,916
Fannie Mae Pool #DB7792 6.00% 8/1/2054[4]	19,731	20,178
Fannie Mae Pool #FS8758 6.00% 8/1/2054[4]	12,495	12,793
Fannie Mae Pool #BU4916 6.00% 8/1/2054[4]	11,103	11,368
Fannie Mae Pool #FS8756 6.00% 8/1/2054[4]	8,584	8,828
Fannie Mae Pool #BU4968 6.00% 8/1/2054[4]	7,351	7,514
Fannie Mae Pool #DB7687 6.00% 8/1/2054[4]	5,912	6,075
Fannie Mae Pool #DB7690 6.00% 8/1/2054[4]	4,719	4,843
Fannie Mae Pool #DC0296 6.00% 8/1/2054[4]	4,321	4,435
Fannie Mae Pool #CB9071 6.50% 8/1/2054[4]	14,662	15,249
Fannie Mae Pool #FS8783 6.50% 8/1/2054[4]	2,439	2,527
Fannie Mae Pool #MA5446 6.50% 8/1/2054[4]	49	50
Fannie Mae Pool #CB9210 5.50% 9/1/2054[4]	45,867	46,457
Fannie Mae Pool #CB9146 5.50% 9/1/2054[4]	26,450	26,895
Fannie Mae Pool #BU4946 5.50% 9/1/2054[4]	1,093	1,106
Fannie Mae Pool #FS8866 6.00% 9/1/2054[4]	21,607	22,248
Fannie Mae Pool #CB9159 6.00% 9/1/2054[4]	20,515	21,093
Fannie Mae Pool #CB9215 6.00% 9/1/2054[4]	16,213	16,684
Fannie Mae Pool #DC1873 6.00% 9/1/2054[4]	1,556	1,600
Fannie Mae Pool #BF0133 4.00% 8/1/2056[4]	27,275	26,276
Fannie Mae Pool #BF0174 3.00% 2/1/2057[4]	4,980	4,303
Fannie Mae Pool #BF0177 3.00% 2/1/2057[4]	4,732	4,253
Fannie Mae Pool #BF0145 3.50% 3/1/2057[4]	102,001	94,486
Fannie Mae Pool #BF0189 3.00% 6/1/2057[4]	7,468	6,638
Fannie Mae Pool #BF0219 3.50% 9/1/2057[4]	23,085	21,468
Fannie Mae Pool #BF0226 3.50% 1/1/2058[4]	6,688	6,231
Fannie Mae Pool #BF0262 3.00% 5/1/2058[4]	377	335
Fannie Mae Pool #BF0332 3.00% 1/1/2059[4]	57,568	51,168
Fannie Mae Pool #BM6736 4.50% 11/1/2059[4]	2,987	2,966
Fannie Mae Pool #BF0481 3.50% 6/1/2060[4]	72,026	66,631
Fannie Mae Pool #BF0497 3.00% 7/1/2060[4]	47,033	41,298
Fannie Mae Pool #BF0546 2.50% 7/1/2061[4]	26,037	21,719
Fannie Mae Pool #BF0548 3.00% 7/1/2061[4]	48,669	42,838
Fannie Mae Pool #BF0547 3.00% 7/1/2061[4]	31,473	28,343
Fannie Mae Pool #BF0585 4.50% 12/1/2061[4]	49,533	48,753
Fannie Mae Pool #BF0765 3.50% 9/1/2063[4]	13,108	12,010
Fannie Mae Pool #BF0784 3.50% 12/1/2063[4]	15,494	14,196
Fannie Mae Pool #BF0786 4.00% 12/1/2063[4]	30,232	28,853
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.615% 11/25/2024[4,5]	51	50
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.547% 12/25/2026[4,5]	27,590	26,732
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[4,5]	2,095	2,046
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.163% 6/25/2027[4,5]	2,274	2,223
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[4]	241	211
Freddie Mac Pool #ZA1894 5.00% 8/1/2025[4]	1	1
Freddie Mac Pool #ZA1914 5.00% 12/1/2025[4]	2	2
Freddie Mac Pool #ZA1927 5.00% 3/1/2026[4]	6	6
Freddie Mac Pool #ZA1950 6.50% 8/1/2026[4]	35	36
Freddie Mac Pool #ZS8832 5.00% 3/1/2027[4]	1	1
Freddie Mac Pool #ZA1997 5.00% 4/1/2027[4]	14	14
American Balanced Fund — Page 13 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #D97504 6.50% 12/1/2027[4]	USD29	$30
Freddie Mac Pool #C91130 6.50% 12/1/2027[4]	29	30
Freddie Mac Pool #C91150 6.50% 1/1/2028[4]	34	36
Freddie Mac Pool #G16210 3.50% 6/1/2032[4]	25	24
Freddie Mac Pool #ZA2384 3.50% 6/1/2035[4]	165	162
Freddie Mac Pool #A56076 5.50% 1/1/2037[4]	8	9
Freddie Mac Pool #C91917 3.00% 2/1/2037[4]	6,018	5,736
Freddie Mac Pool #C91912 3.00% 2/1/2037[4]	2,961	2,823
Freddie Mac Pool #G06028 5.50% 7/1/2037[4]	127	131
Freddie Mac Pool #G08248 5.50% 2/1/2038[4]	36	37
Freddie Mac Pool #ZA2505 3.50% 5/1/2038[4]	62	60
Freddie Mac Pool #ZT1449 3.00% 6/1/2038[4]	6,148	5,855
Freddie Mac Pool #G04552 6.00% 9/1/2038[4]	300	316
Freddie Mac Pool #G05979 5.50% 10/1/2038[4]	17	17
Freddie Mac Pool #G05546 5.50% 7/1/2039[4]	72	74
Freddie Mac Pool #A90351 4.50% 1/1/2040[4]	100	101
Freddie Mac Pool #G05937 4.50% 8/1/2040[4]	1,921	1,946
Freddie Mac Pool #RB5071 2.00% 9/1/2040[4]	90,860	79,571
Freddie Mac Pool #A97543 4.50% 3/1/2041[4]	159	163
Freddie Mac Pool #A97669 4.50% 3/1/2041[4]	128	129
Freddie Mac Pool #Q01190 4.50% 6/1/2041[4]	75	76
Freddie Mac Pool #Q01160 5.00% 6/1/2041[4]	118	121
Freddie Mac Pool #SC0148 2.00% 7/1/2041[4]	2,229	1,946
Freddie Mac Pool #Q03821 4.50% 10/1/2041[4]	282	285
Freddie Mac Pool #Q03795 4.50% 10/1/2041[4]	20	19
Freddie Mac Pool #Q11220 3.50% 9/1/2042[4]	374	358
Freddie Mac Pool #V80026 3.00% 4/1/2043[4]	24	22
Freddie Mac Pool #G07921 3.50% 4/1/2043[4]	311	297
Freddie Mac Pool #Q23190 4.00% 11/1/2043[4]	185	183
Freddie Mac Pool #Q23185 4.00% 11/1/2043[4]	150	148
Freddie Mac Pool #Q26734 4.00% 6/1/2044[4]	1,571	1,551
Freddie Mac Pool #SD0480 3.50% 6/1/2045[4]	7,950	7,626
Freddie Mac Pool #760014 3.151% 8/1/2045[4,5]	591	593
Freddie Mac Pool #Q37988 4.00% 12/1/2045[4]	3,287	3,238
Freddie Mac Pool #G60344 4.00% 12/1/2045[4]	3,042	2,996
Freddie Mac Pool #Z40130 3.00% 1/1/2046[4]	12,033	11,178
Freddie Mac Pool #Q40476 4.00% 4/1/2046[4]	2,364	2,315
Freddie Mac Pool #Q40458 4.00% 4/1/2046[4]	525	513
Freddie Mac Pool #G60744 3.50% 7/1/2046[4]	1,526	1,443
Freddie Mac Pool #Q41909 4.50% 7/1/2046[4]	258	259
Freddie Mac Pool #V82628 4.00% 9/1/2046[4]	7,106	6,949
Freddie Mac Pool #760015 2.833% 1/1/2047[4,5]	4,249	4,128
Freddie Mac Pool #G60928 4.50% 4/1/2047[4]	1,958	1,965
Freddie Mac Pool #ZS4726 3.50% 7/1/2047[4]	21	19
Freddie Mac Pool #G08775 4.00% 8/1/2047[4]	9,672	9,389
Freddie Mac Pool #G61295 3.50% 9/1/2047[4]	4,988	4,722
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[4]	128	120
Freddie Mac Pool #V83507 4.00% 10/1/2047[4]	1,550	1,509
Freddie Mac Pool #G61733 3.00% 12/1/2047[4]	15,143	13,957
Freddie Mac Pool #ZS4747 3.50% 12/1/2047[4]	14,597	13,780
Freddie Mac Pool #G61662 3.50% 2/1/2048[4]	4,677	4,420
Freddie Mac Pool #Q54547 4.00% 3/1/2048[4]	6,954	6,775
Freddie Mac Pool #SI2002 4.00% 3/1/2048[4]	27	26
Freddie Mac Pool #G61628 3.50% 9/1/2048[4]	5,412	5,141
American Balanced Fund — Page 14 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZA5889 4.00% 11/1/2048[4]	USD3,162	$3,077
Freddie Mac Pool #V85664 3.50% 6/1/2049[4]	23,914	22,681
Freddie Mac Pool #SD7506 4.00% 9/1/2049[4]	39,321	38,458
Freddie Mac Pool #SD7508 3.50% 10/1/2049[4]	8,123	7,689
Freddie Mac Pool #RA1744 4.00% 11/1/2049[4]	581	565
Freddie Mac Pool #QA5118 3.50% 12/1/2049[4]	30,693	28,974
Freddie Mac Pool #RA3384 3.00% 8/1/2050[4]	1,909	1,741
Freddie Mac Pool #SI2062 2.00% 9/1/2050[4]	14,249	11,930
Freddie Mac Pool #RA3506 3.00% 9/1/2050[4]	6,029	5,489
Freddie Mac Pool #SI2080 2.00% 10/1/2050[4]	14,678	12,317
Freddie Mac Pool #SD7528 2.00% 11/1/2050[4]	91,234	76,885
Freddie Mac Pool #SD8106 2.00% 11/1/2050[4]	82,408	68,717
Freddie Mac Pool #RA4070 2.50% 11/1/2050[4]	18,331	15,999
Freddie Mac Pool #RA3987 2.50% 11/1/2050[4]	17,134	14,912
Freddie Mac Pool #RA4352 2.00% 1/1/2051[4]	21,005	17,577
Freddie Mac Pool #QB8605 2.00% 2/1/2051[4]	14,841	12,496
Freddie Mac Pool #SD8128 2.00% 2/1/2051[4]	5,361	4,474
Freddie Mac Pool #SD1729 2.50% 2/1/2051[4]	45,157	39,410
Freddie Mac Pool #SD8134 2.00% 3/1/2051[4]	43,023	35,705
Freddie Mac Pool #RA5287 2.00% 5/1/2051[4]	55,735	46,672
Freddie Mac Pool #RA5288 2.00% 5/1/2051[4]	10,797	9,058
Freddie Mac Pool #RA5259 2.50% 5/1/2051[4]	197,473	172,351
Freddie Mac Pool #RA5219 2.50% 5/1/2051[4]	10,958	9,540
Freddie Mac Pool #RA5267 3.00% 5/1/2051[4]	3,681	3,336
Freddie Mac Pool #SD7544 3.00% 7/1/2051[4]	14,456	13,223
Freddie Mac Pool #SD0665 3.00% 8/1/2051[4]	19,115	17,338
Freddie Mac Pool #SD7545 2.50% 9/1/2051[4]	64,026	56,308
Freddie Mac Pool #RA5836 2.50% 9/1/2051[4]	61,594	53,697
Freddie Mac Pool #RA5782 2.50% 9/1/2051[4]	16,540	14,505
Freddie Mac Pool #RA5971 3.00% 9/1/2051[4]	20,378	18,547
Freddie Mac Pool #RA5901 3.00% 9/1/2051[4]	3,511	3,182
Freddie Mac Pool #SD8172 2.00% 10/1/2051[4]	9,178	7,617
Freddie Mac Pool #QC8489 2.50% 10/1/2051[4]	52,634	46,128
Freddie Mac Pool #SD2880 3.00% 10/1/2051[4]	51,263	46,448
Freddie Mac Pool #SD0734 3.00% 10/1/2051[4]	4,559	4,160
Freddie Mac Pool #RA6406 2.00% 11/1/2051[4]	5,504	4,619
Freddie Mac Pool #SD7548 2.50% 11/1/2051[4]	223,275	195,783
Freddie Mac Pool #RA6347 3.00% 11/1/2051[4]	4,178	3,787
Freddie Mac Pool #RA6483 2.50% 12/1/2051[4]	63,550	55,641
Freddie Mac Pool #RA6535 2.50% 12/1/2051[4]	32,055	27,915
Freddie Mac Pool #QD3310 3.00% 12/1/2051[4]	8,447	7,604
Freddie Mac Pool #SD0855 2.50% 1/1/2052[4]	24,702	21,510
Freddie Mac Pool #SD7552 2.50% 1/1/2052[4]	8,285	7,265
Freddie Mac Pool #SD0813 3.00% 1/1/2052[4]	9,701	8,845
Freddie Mac Pool #QD7397 2.50% 2/1/2052[4]	460	402
Freddie Mac Pool #RA6664 3.00% 2/1/2052[4]	96,486	87,188
Freddie Mac Pool #QD7089 3.50% 2/1/2052[4]	4,517	4,233
Freddie Mac Pool #QD8873 3.50% 2/1/2052[4]	12	11
Freddie Mac Pool #SD7553 3.00% 3/1/2052[4]	45,246	41,214
Freddie Mac Pool #SD7554 2.50% 4/1/2052[4]	34,775	30,487
Freddie Mac Pool #SD8205 2.50% 4/1/2052[4]	124	107
Freddie Mac Pool #QD9576 3.00% 4/1/2052[4]	9,358	8,416
Freddie Mac Pool #SD8213 3.00% 5/1/2052[4]	201,406	180,902
Freddie Mac Pool #RA7399 4.00% 5/1/2052[4]	34,385	33,181
American Balanced Fund — Page 15 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QE2335 4.00% 5/1/2052[4]	USD30,747	$29,671
Freddie Mac Pool #SD5109 2.00% 6/1/2052[4]	13,088	10,852
Freddie Mac Pool #SD3245 4.00% 6/1/2052[4]	40,652	39,509
Freddie Mac Pool #RA7468 4.00% 6/1/2052[4]	6,637	6,385
Freddie Mac Pool #QE4383 4.00% 6/1/2052[4]	840	809
Freddie Mac Pool #RA7502 5.00% 6/1/2052[4]	887	890
Freddie Mac Pool #SD8225 3.00% 7/1/2052[4]	97,668	87,785
Freddie Mac Pool #RA7668 4.00% 7/1/2052[4]	13,226	12,727
Freddie Mac Pool #SD7556 3.00% 8/1/2052[4]	22,971	20,897
Freddie Mac Pool #SD1766 4.00% 8/1/2052[4]	13,768	13,293
Freddie Mac Pool #QE7976 4.50% 8/1/2052[4]	38,504	37,936
Freddie Mac Pool #QE8579 4.50% 8/1/2052[4]	7,919	7,796
Freddie Mac Pool #SD8242 3.00% 9/1/2052[4]	12,437	11,177
Freddie Mac Pool #QF0323 4.00% 9/1/2052[4]	977	939
Freddie Mac Pool #QF0212 4.50% 9/1/2052[4]	29,125	28,678
Freddie Mac Pool #QE9497 4.50% 9/1/2052[4]	9,178	9,035
Freddie Mac Pool #SD1608 4.50% 9/1/2052[4]	5,462	5,378
Freddie Mac Pool #RA7938 5.00% 9/1/2052[4]	54,654	54,710
Freddie Mac Pool #QF2221 4.00% 10/1/2052[4]	962	925
Freddie Mac Pool #QF1489 4.00% 10/1/2052[4]	15	15
Freddie Mac Pool #QF1236 4.50% 10/1/2052[4]	42,377	41,726
Freddie Mac Pool #SD2465 4.50% 10/1/2052[4]	3,551	3,496
Freddie Mac Pool #SD8265 4.00% 11/1/2052[4]	387	372
Freddie Mac Pool #SD1897 4.50% 11/1/2052[4]	142,585	142,768
Freddie Mac Pool #SD1895 4.50% 11/1/2052[4]	29,070	29,313
Freddie Mac Pool #SD2602 3.00% 12/1/2052[4]	3,137	2,820
Freddie Mac Pool #SD4116 4.50% 12/1/2052[4]	36,255	35,695
Freddie Mac Pool #SD8276 5.00% 12/1/2052[4]	55,543	55,612
Freddie Mac Pool #QF5340 5.00% 12/1/2052[4]	24,636	24,687
Freddie Mac Pool #QF5830 5.00% 12/1/2052[4]	1,152	1,157
Freddie Mac Pool #RA8303 5.50% 12/1/2052[4]	33,358	33,991
Freddie Mac Pool #SD1961 5.50% 12/1/2052[4]	5,504	5,570
Freddie Mac Pool #QF4136 5.50% 12/1/2052[4]	1,477	1,497
Freddie Mac Pool #QF5672 5.00% 1/1/2053[4]	129,339	129,524
Freddie Mac Pool #SD2571 5.00% 1/1/2053[4]	12,486	12,500
Freddie Mac Pool #QF5717 5.00% 1/1/2053[4]	1,224	1,224
Freddie Mac Pool #SD8288 5.00% 1/1/2053[4]	366	366
Freddie Mac Pool #QF5394 5.50% 1/1/2053[4]	1,404	1,424
Freddie Mac Pool #QF5680 5.50% 1/1/2053[4]	1,316	1,334
Freddie Mac Pool #QF5251 5.50% 1/1/2053[4]	662	671
Freddie Mac Pool #QF6796 5.50% 1/1/2053[4]	342	347
Freddie Mac Pool #QF8523 4.00% 2/1/2053[4]	1,521	1,463
Freddie Mac Pool #RA8534 5.00% 2/1/2053[4]	162,832	162,943
Freddie Mac Pool #RA8544 5.50% 2/1/2053[4]	34,888	35,378
Freddie Mac Pool #QF7774 5.50% 2/1/2053[4]	3,886	3,940
Freddie Mac Pool #QF8331 5.50% 2/1/2053[4]	2,967	3,007
Freddie Mac Pool #QF7048 5.50% 2/1/2053[4]	85	86
Freddie Mac Pool #QF8056 6.00% 2/1/2053[4]	24,901	25,535
Freddie Mac Pool #QF8050 6.00% 2/1/2053[4]	8,874	9,099
Freddie Mac Pool #SD8305 4.00% 3/1/2053[4]	1,687	1,622
Freddie Mac Pool #SD8306 4.50% 3/1/2053[4]	55,439	54,527
Freddie Mac Pool #QF8926 4.50% 3/1/2053[4]	3,624	3,571
Freddie Mac Pool #QF8936 4.50% 3/1/2053[4]	167	164
Freddie Mac Pool #QF8462 5.50% 3/1/2053[4]	17,222	17,453
American Balanced Fund — Page 16 of 73

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QF8552 5.50% 3/1/2053[4]	USD519	$527
Freddie Mac Pool #QF8554 5.50% 3/1/2053[4]	85	86
Freddie Mac Pool #QF9076 5.50% 3/1/2053[4]	76	77
Freddie Mac Pool #SD2716 5.00% 4/1/2053[4]	11,413	11,426
Freddie Mac Pool #SD3314 5.50% 4/1/2053[4]	56,008	56,743
Freddie Mac Pool #QG1023 5.50% 4/1/2053[4]	7,950	8,059
Freddie Mac Pool #QG0979 5.50% 4/1/2053[4]	236	239
Freddie Mac Pool #QG1387 5.50% 4/1/2053[4]	53	53
Freddie Mac Pool #RA8647 4.50% 5/1/2053[4]	3,697	3,641
Freddie Mac Pool #SD8323 5.00% 5/1/2053[4]	369,258	369,423
Freddie Mac Pool #SD8324 5.50% 5/1/2053[4]	172,662	174,774
Freddie Mac Pool #SD2882 5.50% 5/1/2053[4]	52,543	53,206
Freddie Mac Pool #SD3369 5.50% 5/1/2053[4]	30,599	31,021
Freddie Mac Pool #SD2861 6.00% 5/1/2053[4]	27,900	28,687
Freddie Mac Pool #SD8329 5.00% 6/1/2053[4]	201,796	201,871
Freddie Mac Pool #SD8331 5.50% 6/1/2053[4]	17,763	17,982
Freddie Mac Pool #QG4632 5.50% 6/1/2053[4]	15,147	15,351
Freddie Mac Pool #QG4732 5.50% 6/1/2053[4]	2,317	2,353
Freddie Mac Pool #SD3177 6.00% 6/1/2053[4]	41,298	42,463
Freddie Mac Pool #RA9279 6.00% 6/1/2053[4]	14,995	15,470
Freddie Mac Pool #RA9283 6.00% 6/1/2053[4]	14,021	14,417
Freddie Mac Pool #RA9281 6.00% 6/1/2053[4]	9,547	9,771
Freddie Mac Pool #RA9284 6.00% 6/1/2053[4]	6,585	6,913
Freddie Mac Pool #RA9294 6.50% 6/1/2053[4]	3,237	3,341
Freddie Mac Pool #RA9292 6.50% 6/1/2053[4]	2,873	2,968
Freddie Mac Pool #RA9289 6.50% 6/1/2053[4]	2,539	2,657
Freddie Mac Pool #RA9288 6.50% 6/1/2053[4]	2,521	2,639
Freddie Mac Pool #RA9287 6.50% 6/1/2053[4]	1,825	1,914
Freddie Mac Pool #RA9290 6.50% 6/1/2053[4]	1,350	1,410
Freddie Mac Pool #RA9291 6.50% 6/1/2053[4]	973	1,006
Freddie Mac Pool #RA9295 6.50% 6/1/2053[4]	729	775
Freddie Mac Pool #SD8353 4.00% 7/1/2053[4]	1,928	1,853
Freddie Mac Pool #SD8341 5.00% 7/1/2053[4]	415	415
Freddie Mac Pool #SD8342 5.50% 7/1/2053[4]	74,813	75,701
Freddie Mac Pool #SD3386 5.50% 7/1/2053[4]	10,607	10,756
Freddie Mac Pool #RA9474 6.00% 7/1/2053[4]	21,278	21,960
Freddie Mac Pool #SD3432 6.00% 7/1/2053[4]	690	714
Freddie Mac Pool #SD3356 6.00% 7/1/2053[4]	527	539
Freddie Mac Pool #SD4999 5.00% 8/1/2053[4]	159,386	159,437
Freddie Mac Pool #QG8374 5.50% 8/1/2053[4]	31,495	31,914
Freddie Mac Pool #SD3559 5.50% 8/1/2053[4]	22,358	22,782
Freddie Mac Pool #QG9352 6.00% 8/1/2053[4]	15,083	15,505
Freddie Mac Pool #SD3512 6.00% 8/1/2053[4]	351	359
Freddie Mac Pool #SD8362 5.50% 9/1/2053[4]	54,306	54,964
Freddie Mac Pool #RA9854 6.00% 9/1/2053[4]	58,561	60,547
Freddie Mac Pool #SD8363 6.00% 9/1/2053[4]	33,708	34,474
Freddie Mac Pool #SD3825 6.50% 9/1/2053[4]	166,734	172,288
Freddie Mac Pool #SD4997 5.00% 10/1/2053[4]	6,269	6,270
Freddie Mac Pool #SD8367 5.50% 10/1/2053[4]	73,057	73,934
Freddie Mac Pool #SD8370 4.50% 11/1/2053[4]	3,913	3,848
Freddie Mac Pool #SD4977 5.00% 11/1/2053[4]	481,785	481,666
Freddie Mac Pool #SD8371 5.00% 11/1/2053[4]	17,266	17,264
Freddie Mac Pool #SD8372 5.50% 11/1/2053[4]	74,098	75,000
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[4]	677	702
American Balanced Fund — Page 17 of 73

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8381 4.50% 12/1/2053[4]	USD4,290	$4,219
Freddie Mac Pool #SD8384 6.00% 12/1/2053[4]	59,889	61,244
Freddie Mac Pool #QH5936 6.00% 12/1/2053[4]	10,147	10,436
Freddie Mac Pool #SD8406 4.00% 1/1/2054[4]	4,259	4,091
Freddie Mac Pool #SD8393 4.50% 1/1/2054[4]	22,896	22,516
Freddie Mac Pool #SD4614 6.50% 1/1/2054[4]	11,377	11,802
Freddie Mac Pool #SD4693 6.50% 1/1/2054[4]	4,854	5,015
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[4]	875	903
Freddie Mac Pool #SD8413 4.00% 2/1/2054[4]	8,292	7,966
Freddie Mac Pool #SD8401 5.50% 2/1/2054[4]	139	141
Freddie Mac Pool #SD8402 6.00% 2/1/2054[4]	129,129	132,025
Freddie Mac Pool #SD4975 6.00% 2/1/2054[4]	25,792	26,407
Freddie Mac Pool #SD4894 6.00% 2/1/2054[4]	14,064	14,411
Freddie Mac Pool #QI0006 6.00% 2/1/2054[4]	5,220	5,342
Freddie Mac Pool #SD4966 6.50% 2/1/2054[4]	30,472	31,585
Freddie Mac Pool #SD8407 5.00% 3/1/2054[4]	13,085	13,082
Freddie Mac Pool #SD8408 5.50% 3/1/2054[4]	50,748	51,359
Freddie Mac Pool #RJ1076 6.00% 3/1/2054[4]	26,633	27,250
Freddie Mac Pool #RJ1015 6.50% 3/1/2054[4]	3,285	3,394
Freddie Mac Pool #SD8420 5.50% 4/1/2054[4]	156,781	158,652
Freddie Mac Pool #RJ1263 5.50% 4/1/2054[4]	28,581	28,958
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[4]	15,617	15,885
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[4]	11,917	12,074
Freddie Mac Pool #SD5303 6.00% 4/1/2054[4]	49,754	51,075
Freddie Mac Pool #RJ1348 6.00% 4/1/2054[4]	17,590	18,054
Freddie Mac Pool #QI3333 6.00% 4/1/2054[4]	6,558	6,719
Freddie Mac Pool #SD5221 6.50% 4/1/2054[4]	6,074	6,307
Freddie Mac Pool #RJ1415 5.50% 5/1/2054[4]	17,306	17,569
Freddie Mac Pool #RJ1431 6.00% 5/1/2054[4]	12,247	12,632
Freddie Mac Pool #SD5692 6.00% 5/1/2054[4]	9,077	9,333
Freddie Mac Pool #SD5404 6.50% 5/1/2054[4]	9,267	9,615
Freddie Mac Pool #RJ1441 6.50% 5/1/2054[4]	5,324	5,520
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[4]	30,594	31,093
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[4]	4,016	4,084
Freddie Mac Pool #RJ1859 6.00% 6/1/2054[4]	13,667	14,068
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[4]	747	767
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[4]	519	536
Freddie Mac Pool #SD5701 6.50% 6/1/2054[4]	5,327	5,536
Freddie Mac Pool #RJ1726 6.50% 6/1/2054[4]	3,825	3,969
Freddie Mac Pool #RJ1797 6.50% 6/1/2054[4]	2,698	2,787
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[4]	1,257	1,304
Freddie Mac Pool #SD8440 6.50% 6/1/2054[4]	401	413
Freddie Mac Pool #RJ1960 5.50% 7/1/2054[4]	7,879	8,008
Freddie Mac Pool #QI8872 5.50% 7/1/2054[4]	6,684	6,792
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[4]	6,219	6,306
Freddie Mac Pool #SD8447 6.00% 7/1/2054[4]	188,205	192,397
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[4]	80,937	83,256
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[4]	59,841	62,096
Freddie Mac Pool #SD5790 6.00% 7/1/2054[4]	45,082	46,312
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[4]	42,834	44,025
Freddie Mac Pool #SD5813 6.00% 7/1/2054[4]	23,370	24,009
Freddie Mac Pool #SD5896 6.00% 7/1/2054[4]	13,541	13,885
Freddie Mac Pool #SD5873 6.00% 7/1/2054[4]	9,194	9,412
Freddie Mac Pool #QI8874 6.00% 7/1/2054[4]	3,790	3,899
American Balanced Fund — Page 18 of 73

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[4]	USD13,645	$14,096
Freddie Mac Pool #SD5905 6.50% 7/1/2054[4]	4,918	5,100
Freddie Mac Pool #SD5986 6.50% 7/1/2054[4]	4,530	4,694
Freddie Mac Pool #SD8448 6.50% 7/1/2054[4]	86	89
Freddie Mac Pool #RJ2193 5.00% 8/1/2054[4]	11,246	11,267
Freddie Mac Pool #RJ2194 5.00% 8/1/2054[4]	8,197	8,216
Freddie Mac Pool #RJ2241 5.00% 8/1/2054[4]	8,054	8,076
Freddie Mac Pool #RJ2195 5.00% 8/1/2054[4]	7,252	7,259
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[4]	41,158	41,689
Freddie Mac Pool #RJ2201 5.50% 8/1/2054[4]	27,787	28,263
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[4]	27,841	28,215
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[4]	23,556	23,926
Freddie Mac Pool #SD6286 5.50% 8/1/2054[4]	13,689	13,924
Freddie Mac Pool #RJ2202 5.50% 8/1/2054[4]	12,037	12,229
Freddie Mac Pool #SD8453 5.50% 8/1/2054[4]	5,247	5,309
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[4]	4,161	4,231
Freddie Mac Pool #SD8454 6.00% 8/1/2054[4]	174,642	178,532
Freddie Mac Pool #RJ2212 6.00% 8/1/2054[4]	136,920	140,800
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[4]	112,062	114,751
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[4]	73,896	75,995
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[4]	65,018	66,567
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[4]	51,150	52,587
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[4]	48,814	50,302
Freddie Mac Pool #SD6045 6.00% 8/1/2054[4]	26,817	27,577
Freddie Mac Pool #SD6029 6.00% 8/1/2054[4]	13,430	13,820
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[4]	20,952	21,739
Freddie Mac Pool #RJ2223 6.50% 8/1/2054[4]	12,609	13,100
Freddie Mac Pool #SD6034 6.50% 8/1/2054[4]	11,172	11,591
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[4]	8,317	8,645
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[4]	5,182	5,352
Freddie Mac Pool #SD6047 6.50% 8/1/2054[4]	4,292	4,460
Freddie Mac Pool #SD6035 6.50% 8/1/2054[4]	2,845	2,951
Freddie Mac Pool #SD8455 6.50% 8/1/2054[4]	29	30
Freddie Mac Pool #SD8456 7.00% 8/1/2054[4]	2,037	2,117
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[4]	7,925	8,026
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[4]	3,295	3,355
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[4]	2,903	2,948
Freddie Mac Pool #RJ2298 5.50% 9/1/2054[4]	2,732	2,769
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[4]	2,165	2,191
Freddie Mac Pool #RJ2409 6.00% 9/1/2054[4]	81,404	83,667
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[4]	52,161	53,611
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[4]	25,364	26,100
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[4]	24,329	25,018
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[4]	21,816	22,529
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[4]	14,777	15,129
Freddie Mac Pool #RJ2323 6.50% 9/1/2054[4]	9,224	9,596
Freddie Mac Pool #RJ2320 6.50% 9/1/2054[4]	3,687	3,824
Freddie Mac Pool #SD6271 6.50% 9/1/2054[4]	2,169	2,257
Freddie Mac Pool #RJ2325 6.50% 9/1/2054[4]	1,923	1,996
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[4]	1,736	1,795
Freddie Mac Pool #SD6288 6.50% 9/1/2054[4]	1,436	1,488
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[4]	1,113	1,155
Freddie Mac Pool #QJ4693 6.50% 9/1/2054[4]	1,091	1,129
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[4]	628	649
American Balanced Fund — Page 19 of 73

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8471 6.50% 10/1/2054[4]	USD350	$361
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032[4]	49,523	44,202
Freddie Mac, Series T041, Class 3A, 4.325% 7/25/2032[4,5]	678	636
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[4]	33	35
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[4]	10,545	10,476
Freddie Mac, Series K045, Class A2, Multi Family, 3.023% 1/25/2025[4]	1,008	1,001
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[4,5]	2,013	2,002
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[4]	1,077	1,069
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[4]	2,787	2,750
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[4]	1,404	1,395
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[4]	1,025	1,013
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 8/25/2025[4,5]	18,383	18,256
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[4]	27,223	26,871
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[4]	45,775	48,554
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[4]	26,791	23,985
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[4]	11,551	10,268
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[4,5]	13,079	12,437
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[4]	4,520	4,249
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[4,5]	7,912	7,531
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[4]	30,337	28,579
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[4,5]	29,256	27,798
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[4,5]	6,502	5,976
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[4]	5,390	4,972
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[4]	18,234	17,740
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[4]	13,299	12,145
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[4]	48,541	47,033
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[4]	31,182	29,537
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064[4,6]	14,446	13,066
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[4]	6,204	6,056
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[4]	24,325	23,524
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[4]	23,244	22,694
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[4]	8,620	8,053
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[4]	4,179	3,834
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[4]	1,427	1,247
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[4]	11,182	10,879
Government National Mortgage Assn. 3.00% 10/1/2054[4,7]	36,475	33,266
Government National Mortgage Assn. 3.50% 10/1/2054[4,7]	196,972	185,076
Government National Mortgage Assn. 5.00% 10/1/2054[4,7]	39,474	39,543
Government National Mortgage Assn. 5.50% 10/1/2054[4,7]	172,918	174,610
Government National Mortgage Assn. Pool #004291 6.00% 11/20/2038[4]	678	712
Government National Mortgage Assn. Pool #783219 4.00% 1/15/2041[4]	2,792	2,764
Government National Mortgage Assn. Pool #MA1601 4.00% 1/20/2044[4]	32	32
Government National Mortgage Assn. Pool #MA3107 4.50% 9/20/2045[4]	58	58
Government National Mortgage Assn. Pool #MA3175 4.50% 10/20/2045[4]	2,465	2,483
Government National Mortgage Assn. Pool #MA3873 3.00% 8/20/2046[4]	19,010	17,577
Government National Mortgage Assn. Pool #MA4587 4.00% 7/20/2047[4]	8,979	8,809
Government National Mortgage Assn. Pool #MA4653 4.00% 8/20/2047[4]	1,596	1,559
Government National Mortgage Assn. Pool #MA4779 4.00% 10/20/2047[4]	1,879	1,837
Government National Mortgage Assn. Pool #MA4901 4.00% 12/20/2047[4]	15,241	14,923
Government National Mortgage Assn. Pool #MA5078 4.00% 3/20/2048[4]	16,764	16,414
Government National Mortgage Assn. Pool #MA5191 3.50% 5/20/2048[4]	18,371	17,425
Government National Mortgage Assn. Pool #MA5193 4.50% 5/20/2048[4]	3,021	3,024
Government National Mortgage Assn. Pool #MA5528 4.00% 10/20/2048[4]	389	380
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[4]	1,076	1,076
American Balanced Fund — Page 20 of 73

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5816 3.50% 3/20/2049[4]	USD18,764	$17,769
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[4]	800	800
Government National Mortgage Assn. Pool #MA5987 4.50% 6/20/2049[4]	319	318
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[4]	447	446
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[4]	3,748	3,733
Government National Mortgage Assn. Pool #MA6341 4.50% 12/20/2049[4]	312	312
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[4]	112,694	95,739
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[4]	204	179
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[4]	98,735	83,861
Government National Mortgage Assn. Pool #MA7140 4.50% 1/20/2051[4]	319	319
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[4]	7,114	7,117
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[4]	80,370	70,876
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[4]	19,115	16,569
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[4]	6,955	6,028
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[4]	2,213	1,966
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[4]	13,159	11,601
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[4]	63,351	55,851
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[4]	1,882	1,650
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[4]	40,660	35,846
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[4]	626	549
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[4]	440	384
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[4]	6,554	5,778
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[4]	29,851	27,237
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[4]	26,153	24,576
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[4]	361	318
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[4]	38,525	35,182
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[4]	22,387	21,037
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[4]	471	443
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[4]	215,862	208,748
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[4]	18,024	16,937
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[4]	2,004	1,938
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[4]	20,980	20,289
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[4]	18,876	18,254
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[4]	12,306	11,901
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053[4]	776	779
Government National Mortgage Assn. Pool #MA8943 3.00% 6/20/2053[4]	694	633
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[4]	18,703	18,483
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[4]	41,226	41,354
Government National Mortgage Assn. Pool #MA9105 5.00% 8/20/2053[4]	29,808	29,887
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[4]	47,874	47,311
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[4]	145,020	145,343
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[4]	57,291	55,403
Government National Mortgage Assn. Pool #710085 4.969% 9/20/2061[4]	2	2
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[4]	31,379	24,332
Uniform Mortgage-Backed Security 2.00% 10/1/2039[4,7]	70,239	64,273
Uniform Mortgage-Backed Security 2.50% 10/1/2039[4,7]	58,081	54,455
Uniform Mortgage-Backed Security 3.50% 10/1/2039[4,7]	40,000	39,160
Uniform Mortgage-Backed Security 2.00% 11/1/2039[4,7]	58,761	53,862
Uniform Mortgage-Backed Security 4.00% 11/1/2039[4,7]	41,500	41,230
Uniform Mortgage-Backed Security 2.00% 10/1/2054[4,7]	451,331	373,194
Uniform Mortgage-Backed Security 2.50% 10/1/2054[4,7]	1,305,669	1,127,211
Uniform Mortgage-Backed Security 3.00% 10/1/2054[4,7]	328,863	295,206
Uniform Mortgage-Backed Security 3.50% 10/1/2054[4,7]	147,186	137,078
Uniform Mortgage-Backed Security 4.00% 10/1/2054[4,7]	118,214	113,538
American Balanced Fund — Page 21 of 73

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 4.50% 10/1/2054[4,7]	USD241,294	$237,236
Uniform Mortgage-Backed Security 5.00% 10/1/2054[4,7]	102,018	101,966
Uniform Mortgage-Backed Security 6.00% 10/1/2054[4,7]	41,899	42,829
Uniform Mortgage-Backed Security 6.50% 10/1/2054[4,7]	45,981	47,409
Uniform Mortgage-Backed Security 7.00% 10/1/2054[4,7]	38,967	40,485
Uniform Mortgage-Backed Security 2.50% 11/1/2054[4,7]	266,319	230,178
Uniform Mortgage-Backed Security 3.50% 11/1/2054[4,7]	400,350	373,152
Uniform Mortgage-Backed Security 4.00% 11/1/2054[4,7]	387,030	372,036
Uniform Mortgage-Backed Security 4.50% 11/1/2054[4,7]	705,713	694,121
Uniform Mortgage-Backed Security 6.50% 11/1/2054[4,7]	428,221	441,283
		24,309,780
Commercial mortgage-backed securities 0.79%
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[4,6]	4,557	4,287
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[4,6]	21,941	21,412
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.788% 7/15/2041[4,5,6]	3,356	3,366
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class ASB, 5.936% 3/15/2032[4,5]	5,000	5,354
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[4,5]	18,379	18,868
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[4]	3,422	3,335
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[4]	405	393
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[4]	21,470	22,926
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[4,5]	6,605	7,133
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[4]	27,528	28,746
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[4]	795	776
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[4]	501	485
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[4,5]	9,618	9,536
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[4]	5,772	5,307
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[4]	8,720	8,187
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[4]	17,962	16,047
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[4]	11,250	10,923
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[4,5]	3,812	3,703
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[4]	9,988	9,776
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[4]	17,048	14,869
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[4,5]	3,073	3,059
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[4]	9,262	7,814
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053[4]	3,950	3,332
Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054[4]	6,710	5,562
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[4]	2,138	1,836
Benchmark Mortgage Trust, Series 2021-B28, Class A5, 2.224% 8/15/2054[4]	4,870	4,200
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[4]	8,840	7,805
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[4,5]	8,696	9,286
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[4]	8,000	7,440
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[4]	12,602	13,123
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 6.589% 8/15/2026[4,5,6]	17,000	17,017
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[4,5]	41,374	44,036
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056[4,5]	25,283	27,057
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[4,5]	26,680	29,374
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 6.468% 6/15/2041[4,5,6]	14,969	14,963
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 7.017% 8/15/2041[4,5,6]	18,000	18,037
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.995% 4/15/2037[4,5,6]	33,495	33,648
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.538% 4/15/2029[4,5,6]	24,724	24,737
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.638% 5/15/2034[4,5,6]	42,473	42,527
American Balanced Fund — Page 22 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.80% 9/15/2034[4,5,6]	USD41,010	$40,925
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.911% 9/15/2036[4,5,6]	43,661	43,411
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.161% 9/15/2036[4,5,6]	1,123	1,113
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.11% 10/15/2036[4,5,6]	73,046	72,681
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.508% 10/15/2036[4,5,6]	23,226	23,112
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.588% 4/15/2037[4,5,6]	21,691	21,704
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.936% 4/15/2037[4,5,6]	3,078	3,083
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.881% 6/15/2038[4,5,6]	47,864	47,587
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.061% 11/15/2038[4,5,6]	42,744	42,530
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.087% 2/15/2039[4,5,6]	20,501	20,312
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.788% 8/15/2039[4,5,6]	117,752	118,110
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.548% 8/15/2039[4,5,6]	1,596	1,602
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[4,5,6]	62,992	64,251
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.285% 3/15/2035[4,5,6]	11,185	11,163
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.988% 7/15/2041[4,5,6]	15,062	15,101
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 7.437% 7/15/2041[4,5,6]	11,339	11,373
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2026[4,5,6]	36,135	36,199
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[4]	12,890	12,455
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,5,6]	20,000	21,018
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[4,5,6]	55,899	57,848
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class B, 6.048% 10/12/2040[4,5,6]	9,877	10,103
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[4,5,6]	4,900	4,949
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[4]	2,395	2,341
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[4]	800	776
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[4]	15,135	15,037
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[4]	988	981
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[4,5]	1,000	949
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[4,6]	36,773	38,609
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[4,6]	7,074	7,414
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[4,5,6]	12,887	13,049
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[4,5,6]	5,439	5,709
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[4]	550	530
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[4,5,6]	14,463	14,803
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039[4,5,6]	13,140	13,449
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.291% 7/15/2038[4,5,6]	25,697	25,685
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.591% 7/15/2038[4,5,6]	12,827	12,812
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.911% 7/15/2038[4,5,6]	9,761	9,752
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.461% 7/15/2038[4,5,6]	4,297	4,311
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[4,6]	12,117	12,837
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.908% 8/15/2039[4,5,6]	18,000	18,057
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[4,6]	21,824	18,927
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.788% 5/15/2041[4,5,6]	46,773	46,854
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 11/10/2048[4]	1,119	1,109
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[4,5,6]	5,265	5,247
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041[4,5,6]	9,579	9,668
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[4]	11,268	10,822
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[4]	405	392
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[4]	19,842	17,662
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[4]	9,914	8,458
American Balanced Fund — Page 23 of 73

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.071% 5/10/2039[4,5,6]	USD2,956	$3,024
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.585% 8/15/2039[4,5]	4,325	4,345
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[4]	2,520	2,445
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[4]	930	894
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[4,6]	34,220	31,541
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[4,6]	8,773	7,565
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[4,5,6]	2,318	1,899
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[4,5]	8,015	7,774
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.62% 10/15/2038[4,5,6]	5,303	5,301
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[4,6]	59,217	54,911
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.012% 4/15/2038[4,5,6]	13,530	13,476
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[4]	539	536
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[4]	127	127
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[4]	1,600	1,582
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[4]	972	952
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[4]	2,490	2,415
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.28% 11/25/2053[4,5,6]	16,486	17,253
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.488% 5/15/2039[4,5,6]	23,537	23,470
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[4,6]	21,946	19,093
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.942% 11/15/2038[4,5,6]	24,843	24,732
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.097% 1/15/2039[4,5,6]	54,009	53,578
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[4]	9,200	9,083
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[4]	455	438
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[4]	10,015	9,847
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[4]	4,008	3,762
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[4]	795	779
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.886% 11/15/2027[4,5,6]	65,442	65,771
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037[4,5,6]	8,656	8,983
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037[4,5,6]	3,712	3,888
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037[4,5,6]	5,353	5,552
		1,892,168
Collateralized mortgage-backed obligations (privately originated) 0.69%
Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028)[4,6,8]	8,965	9,099
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[4,6,8]	21,260	21,435
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[4,5,6]	4,528	4,043
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[4,6]	435	413
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[4,6,8]	14,202	13,566
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[4,6,8]	10,540	10,226
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[4,5,6]	7,384	6,855
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[4,5,6]	2,747	2,565
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[4,5,6]	2,770	2,693
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[4,6]	10,558	9,725
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027)[4,6,8]	4,399	4,473
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[4,6,8]	24,061	23,898
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[4,5,6]	1,493	1,473
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[4,5,6]	12,852	12,656
American Balanced Fund — Page 24 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[4,5,6]	USD2,962	$2,936
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064[4,5,6]	12,041	10,718
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064[4,5,6]	7,647	6,969
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 6.306% 12/25/2033[4,5]	229	234
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[4,5,6]	24,810	23,614
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[4,5,6]	682	631
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[4,5,6]	11,553	10,366
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 7.38% 3/25/2042[4,5,6]	3,638	3,689
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.68% 12/25/2042[4,5,6]	35,037	36,007
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.58% 1/25/2043[4,5,6]	20,096	20,514
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.83% 5/25/2043[4,5,6]	75,090	80,366
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.18% 6/25/2043[4,5,6]	13,219	13,324
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 8.38% 6/25/2043[4,5,6]	46,402	48,730
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.98% 7/25/2043[4,5,6]	14,607	14,668
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (30-day Average USD-SOFR + 2.70%) 7.98% 7/25/2043[4,5,6]	34,732	35,935
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 6.78% 10/25/2043[4,5,6]	5,540	5,559
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.33% 1/25/2044[4,5,6]	5,448	5,454
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.08% 1/25/2044[4,5,6]	6,104	6,182
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.38% 2/25/2044[4,5,6]	4,109	4,113
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.08% 2/25/2044[4,5,6]	6,661	6,710
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.38% 5/25/2044[4,5,6]	2,849	2,851
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.93% 5/25/2044[4,5,6]	3,348	3,367
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 6.493% 9/25/2044[4,5,6]	7,218	7,229
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.943% 9/25/2044[4,5,6]	3,843	3,869
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[4,6]	9,582	9,239
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[4]	60	62
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[4]	187	200
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[4]	616	618
FARM Mortgage Trust, Series 2024-1, Class A1, 4.721% 10/1/2053[4,5,6]	6,691	6,681
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[4,6]	12,460	14,636
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[4,6]	55,419	64,058
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[4,6]	1,759	1,982
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[4,6]	2,052	2,166
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[4,5,6]	15,603	13,181
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[4,5,6]	17,425	14,699
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.695% 10/25/2027[4,5]	367	367
American Balanced Fund — Page 25 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.58% 2/25/2042[4,5,6]	USD4,831	$4,842
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.28% 4/25/2042[4,5,6]	5,145	5,214
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.18% 4/25/2042[4,5,6]	4,587	4,750
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 8.63% 5/25/2042[4,5,6]	13,523	14,191
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.23% 6/25/2042[4,5,6]	7,719	7,939
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 9.78% 6/25/2042[4,5,6]	7,690	8,257
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.43% 9/25/2042[4,5,6]	2,766	2,799
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.63% 2/25/2044[4,5,6]	6,530	6,563
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.48% 5/25/2044[4,5,6]	6,879	6,883
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.53% 5/25/2044[4,5,6]	50,192	50,285
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[4,6,8]	6,633	6,734
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[4,5,6]	20,892	18,977
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[4,6,8]	13,022	12,742
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[4,6]	14,800	13,995
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[4,6,8]	16,299	16,512
HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028)[4,6,8]	8,590	8,704
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[4,6,8]	5,058	5,136
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[4,6,8]	8,004	8,039
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[4,6,8]	5,365	5,407
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[4,6,8]	10,540	10,467
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[4,5,6]	3,907	3,806
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[4,6,8]	21,943	22,365
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[4,5,6]	534	524
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,5,6]	2,622	2,499
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.593% 3/25/2053[4,5,6]	7,570	7,400
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[4,6,8]	5,467	5,518
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[4,6,8]	9,753	9,888
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.609% 4/25/2053[4,5,6]	10,326	10,273
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026)[4,6,8]	40,553	40,373
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[4,6,8]	46,764	46,194
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[4,6,8]	15,913	16,166
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028)[4,6,8]	8,204	8,392
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[4,6,8]	9,060	9,225
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[4,6,8]	38,266	38,897
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[4,6,8]	48,273	49,150
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[4,6,8]	16,330	16,393
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[4,6,8]	14,548	14,728
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[4,5,6]	15,696	13,879
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029[4,6,8]	12,820	11,963
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[4,6,8]	8,057	7,460
Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[4,6]	21,896	21,062
American Balanced Fund — Page 26 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[4,6]	USD18,836	$17,946
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[4,6]	7,568	7,337
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[4,6]	17,337	16,459
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[4,6]	14,571	13,817
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041[4,5,6]	5,757	5,305
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[4,5,6]	3,551	3,332
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[4,6]	50,549	47,174
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.711% 10/17/2041[4,5,6]	40,321	40,392
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[4,5,6]	3,270	3,239
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[4,5,6]	1,898	1,886
Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.042% 5/25/2055[4,5,6]	9,945	9,802
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[4,5,6]	8,460	8,281
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[4,5,6]	9,394	9,224
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057[4,5,6]	13,191	12,875
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[4,5,6]	1,880	1,847
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[4,6]	469	428
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.761% 11/25/2060[4,5,6]	6,124	5,944
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[4,6]	16,566	15,952
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.134% 7/25/2065[4,5,6]	7,102	7,181
Towd Point Mortgage Trust, Series 2024-3, Class A1B, 5.134% 7/25/2065[4,5,6]	2,994	3,002
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[4,6]	2,166	2,067
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[4,6]	3,433	3,441
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,6]	7,964	7,981
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,6]	1,718	1,710
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[4,6]	3,471	3,498
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041[4,6]	5,757	5,754
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041[4,6]	1,893	1,878
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[4,6]	33,736	33,597
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041[4,6]	9,692	9,701
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[4,6,8]	8,621	8,671
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[4,6,8]	2,284	2,302
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[4,6,8]	23,426	23,778
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[4,6,8]	54,891	55,750
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[4,6,8]	33,595	34,283
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[4,6,8]	10,060	10,256
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028)[4,6,8]	3,408	3,466
Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[4,6,8]	4,363	4,444
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028)[4,6,8]	11,553	11,684
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028)[4,6,8]	3,599	3,638
		1,638,957
Total mortgage-backed obligations		27,840,905
Corporate bonds, notes & loans 7.59% Financials 3.58%
AerCap Ireland Capital DAC 1.65% 10/29/2024	27,556	27,479
AerCap Ireland Capital DAC 6.50% 7/15/2025	7,190	7,265
AerCap Ireland Capital DAC 1.75% 1/30/2026	10,369	9,990
AerCap Ireland Capital DAC 2.45% 10/29/2026	37,267	35,801
AerCap Ireland Capital DAC 6.45% 4/15/2027	34,647	36,307
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[6,8]	41,000	42,189
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[6,8]	23,775	25,451
Ally Financial, Inc. 8.00% 11/1/2031	3,187	3,589
American Balanced Fund — Page 27 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Ally Financial, Inc. 8.00% 11/1/2031	USD2,250	$2,548
Ally Financial, Inc. 6.184% 7/26/2035 (USD-SOFR + 2.29% on 7/26/2034)[8]	32,000	32,765
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[8]	EUR5,663	6,739
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[8]	5,512	6,802
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[8]	9,320	10,780
American Express Co. 2.25% 3/4/2025	USD20,000	19,794
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[8]	18,805	19,185
American Express Co. 2.55% 3/4/2027	13,925	13,445
American Express Co. 5.85% 11/5/2027	3,900	4,100
American Express Co. (USD-SOFR + 0.93%) 6.299% 7/26/2028[5]	20,000	20,087
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[8]	10,421	11,523
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[8]	15,687	15,560
American International Group, Inc. 5.125% 3/27/2033	19,135	19,732
American International Group, Inc. 4.375% 6/30/2050	3,180	2,853
Aon North America, Inc. 5.15% 3/1/2029	15,000	15,501
Aon North America, Inc. 5.45% 3/1/2034	5,000	5,252
Arthur J. Gallagher & Co. 3.50% 5/20/2051	280	207
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[6]	4,676	5,203
Banco Santander, SA 2.746% 5/28/2025	9,400	9,257
Banco Santander, SA 5.147% 8/18/2025	9,200	9,224
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[8]	20,600	19,519
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	15,845	14,706
Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[8]	2,713	2,619
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[8]	36,573	36,880
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[8]	18,104	18,135
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[8]	118,969	121,085
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[8]	6,475	6,836
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[8]	38,555	37,515
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[8]	34,942	35,936
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[8]	61,898	57,179
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[8]	62,960	66,276
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[8]	3,281	3,225
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[8]	6,591	6,123
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[8]	19,225	17,443
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[8]	11,438	9,927
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[8]	55,760	48,061
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[8]	50,096	43,388
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[8]	37,749	39,260
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[8]	11,534	12,449
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[8]	14,775	15,543
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[6,8]	5,000	5,069
Bank of Montreal 5.203% 2/1/2028	5,000	5,157
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026)[8]	15,000	15,149
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[8]	18,829	19,742
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[8]	4,444	4,497
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[8]	27,889	28,811
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[8]	42,398	43,884
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[8]	5,613	5,653
Bank of Nova Scotia (The) 5.40% 6/4/2027	10,000	10,314
Bank of Nova Scotia (The) 5.25% 6/12/2028	20,000	20,724
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY1,700,000	11,821
American Balanced Fund — Page 28 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Banque Federative du Credit Mutuel 5.088% 1/23/2027[6]	USD20,000	$20,355
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[8]	25,000	25,481
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[8]	10,000	10,674
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[6]	7,000	7,330
BNP Paribas SA 4.375% 9/28/2025[6]	5,700	5,659
BNP Paribas SA 4.375% 5/12/2026[6]	6,350	6,310
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[6,8]	55,177	52,971
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[6,8]	34,776	31,702
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[6,8]	87,816	91,033
BNP Paribas SA 3.052% 1/13/2031 (USD-SOFR + 1.507% on 1/13/2030)[6,8]	2,324	2,146
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[6,8]	5,501	4,903
BPCE SA 1.625% 1/14/2025[6]	17,828	17,656
BPCE SA 1.00% 1/20/2026[6]	8,345	7,996
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[6,8]	12,975	12,569
BPCE SA 0.895% 12/14/2026	JPY400,000	2,780
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[6,8]	USD22,514	22,856
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[6,8]	28,000	29,944
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[6,8]	22,000	22,731
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[6,8]	336	286
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[6,8]	1,750	1,809
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[6,8]	33,250	34,835
CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[6,8]	35,000	36,411
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,8]	6,369	6,672
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[6,8]	49,071	50,975
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[6,8]	600	670
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[6,8]	8,050	8,559
Canadian Imperial Bank of Commerce 5.144% 4/28/2025	10,000	10,028
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	15,000	15,415
Canadian Imperial Bank of Commerce 5.986% 10/3/2028	15,000	15,941
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029)[8]	8,481	8,539
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[8]	22,000	22,008
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[8]	21,500	21,761
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[8]	6,835	7,080
Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[8]	35,961	36,920
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[8]	28,438	30,122
Charles Schwab Corp. (The) 3.45% 2/13/2026	1,616	1,598
Charles Schwab Corp. (The) 2.45% 3/3/2027	1,420	1,364
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[8]	12,000	12,533
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[8]	20,000	21,385
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[8]	15,000	16,405
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	10,606	9,206
Chubb INA Holdings, LLC 5.00% 3/15/2034	17,193	17,861
Citibank, NA 4.838% 8/6/2029	18,000	18,425
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[8]	813	805
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[8]	48,294	48,729
Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026)[8]	5,000	4,784
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[8]	19,351	18,442
Citigroup, Inc. 3.887% 1/10/2028 (3-month USD CME Term SOFR + 1.825% on 1/10/2027)[8]	10,649	10,544
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[8]	15,570	15,135
Citigroup, Inc. 4.075% 4/23/2029 (3-month USD CME Term SOFR + 1.454% on 4/23/2028)[8]	30,000	29,712
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[8]	77,815	79,954
Citigroup, Inc. 3.98% 3/20/2030 (3-month USD CME Term SOFR + 1.597% on 3/20/2029)[8]	17,636	17,277
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[8]	21,141	21,170
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[8]	35,208	32,779
American Balanced Fund — Page 29 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030)[8]	USD9,850	$8,976
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[8]	89,736	80,781
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[8]	4,382	3,805
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[8]	12,294	12,396
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[8]	6,900	7,365
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[8]	58,239	60,603
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[8]	45,156	46,847
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[8]	38,052	41,792
CME Group, Inc. 3.75% 6/15/2028	2,230	2,218
Corebridge Financial, Inc. 3.50% 4/4/2025	7,305	7,252
Corebridge Financial, Inc. 3.65% 4/5/2027	43,861	43,165
Corebridge Financial, Inc. 3.85% 4/5/2029	10,219	9,959
Corebridge Financial, Inc. 3.90% 4/5/2032	1,707	1,602
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,438
Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,491
Corebridge Global Funding 5.75% 7/2/2026[6]	49,150	50,428
Corebridge Global Funding 4.65% 8/20/2027[6]	15,470	15,660
Corebridge Global Funding 5.20% 6/24/2029[6]	15,000	15,488
Crédit Agricole SA 4.375% 3/17/2025[6]	5,460	5,435
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[6,8]	17,106	16,745
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[6,8]	13,656	13,056
Crédit Agricole SA 4.631% 9/11/2028 (USD-SOFR + 1.21% on 9/11/2027)[6,8]	10,125	10,173
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[6,8]	7,000	7,024
Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[6,8]	30,000	30,478
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[6,8]	37,800	35,847
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[6,8]	14,225	14,172
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[8]	16,750	16,708
Deutsche Bank AG 4.10% 1/13/2026	21,547	21,365
Deutsche Bank AG 4.10% 1/13/2026	5,139	5,107
Deutsche Bank AG 6.119% 7/14/2026 (USD-SOFR + 3.19% on 7/14/2025)[8]	12,605	12,708
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[8]	34,001	32,938
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[8]	78,004	74,224
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[8]	150,778	143,742
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[8]	48,842	49,905
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[8]	74,614	79,006
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[8]	55,895	60,182
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[8]	18,650	18,757
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[8]	23,623	22,028
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[6,8]	41,250	41,757
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[8]	EUR25,426	31,262
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[8]	9,298	11,197
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[8]	47,630	55,413
Fidelity National Information Services, Inc. 3.10% 3/1/2041	USD2,590	1,997
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[8]	4,290	4,562
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[8]	9,797	9,924
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[8]	58,605	61,231
Fiserv, Inc. 3.50% 7/1/2029	2,440	2,358
Five Corners Funding Trust III 5.791% 2/15/2033[6]	7,000	7,519
Five Corners Funding Trust IV 5.997% 2/15/2053[6]	384	423
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[8]	15,000	14,352
American Balanced Fund — Page 30 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[8]	USD44,600	$42,282
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[8]	107,869	102,846
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[8]	69,541	66,853
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[8]	47,354	46,597
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[8]	17,765	17,862
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[8]	32,042	34,511
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[8]	62,145	65,325
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[8]	74,000	75,948
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[8]	9,645	8,253
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[8]	7,555	6,640
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[8]	76,700	69,032
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[8]	543	563
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[8]	2,350	2,343
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[8]	3,250	3,339
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027)[8]	18,878	19,411
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[8]	13,250	14,348
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[8]	33,335	30,573
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[8]	4,000	3,541
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[8]	4,307	3,789
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[8]	11,992	13,105
HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[8]	18,681	19,859
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[8]	2,022	2,285
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	489	477
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[8]	16,000	16,931
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[8]	45,000	46,396
Intercontinental Exchange, Inc. 5.25% 6/15/2031	13,320	13,994
Intesa Sanpaolo SpA 7.00% 11/21/2025[6]	2,550	2,612
Intesa Sanpaolo SpA 3.875% 7/14/2027[6]	70,094	68,806
Intesa Sanpaolo SpA 3.875% 1/12/2028[6]	43,573	42,321
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[6,8]	24,225	28,142
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[6,8]	16,555	18,761
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[8]	1,457	1,455
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[8]	13,000	12,902
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[8]	3,704	3,655
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[8]	27,833	27,699
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[8]	14,417	13,786
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[8]	4,010	3,800
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[8]	20,000	20,731
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[8]	22,722	23,105
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[8]	29,451	28,568
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[8]	25,109	25,892
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[8]	16,068	16,104
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[8]	48,000	48,944
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[8]	44,772	45,562
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[8]	4,864	4,751
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[8]	12,599	12,555
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[8]	21,519	22,272
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[8]	18,342	19,557
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[8]	5,186	5,320
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[8]	35,127	36,877
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[8]	15,032	15,460
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[8]	102	93
American Balanced Fund — Page 31 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[8]	USD7,844	$6,743
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[8]	25,330	26,520
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[8]	6,119	6,808
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[8]	53	55
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[6,8]	7,675	7,958
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[6,8]	20,000	21,803
KfW 0.375% 7/18/2025	7,671	7,449
KfW 5.125% 9/29/2025	40,003	40,438
Kookmin Bank 5.375% 5/8/2027[6]	19,600	20,219
Korea Exchange Bank 5.375% 4/23/2027[6]	8,750	9,019
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[8]	22,400	22,188
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[8]	3,100	2,963
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[8]	35,000	35,936
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[8]	8,800	8,999
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[8]	36,042	35,504
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[8]	4,050	4,226
Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029)[8]	14,229	14,916
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[8]	9,078	9,173
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[8]	35,048	36,894
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[8]	39,269	43,023
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[8]	42,000	44,467
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[8]	27,184	26,974
Macquarie Bank, Ltd. 5.208% 6/15/2026[6]	10,000	10,174
Macquarie Bank, Ltd. 5.391% 12/7/2026[6]	20,000	20,547
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	3,750	3,791
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	7,010	6,277
Mastercard, Inc. 4.875% 3/9/2028	842	870
Mastercard, Inc. 4.35% 1/15/2032	32,681	32,852
Mastercard, Inc. 4.85% 3/9/2033	16,994	17,674
Mastercard, Inc. 4.875% 5/9/2034	5,000	5,174
Mastercard, Inc. 4.55% 1/15/2035	9,459	9,506
Metropolitan Life Global Funding I 5.05% 1/6/2028[6]	7,000	7,175
Metropolitan Life Global Funding I 5.40% 9/12/2028[6]	35,000	36,555
Metropolitan Life Global Funding I 4.85% 1/8/2029[6]	10,000	10,259
Metropolitan Life Global Funding I 2.95% 4/9/2030[6]	10,000	9,329
Metropolitan Life Global Funding I 5.15% 3/28/2033[6]	7,668	7,962
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[8]	46,000	45,944
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[8]	65,500	62,370
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[8]	34,600	32,824
American Balanced Fund — Page 32 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[8]	USD5,078	$4,860
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[8]	4,867	4,843
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[8]	15,122	14,390
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[8]	15,000	15,569
Mizuho Financial Group, Inc. 5.382% 7/10/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 7/10/2029)[8]	17,000	17,634
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[8]	4,388	4,646
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034)[8]	15,000	15,831
Moody’s Corp. 4.25% 8/8/2032	265	261
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[8]	9,785	9,774
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[8]	2,053	2,073
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[8]	9,165	8,773
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[8]	25,575	24,329
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[8]	553	571
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027)[8]	22,275	22,732
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[8]	30,880	32,654
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[8]	42,060	43,132
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[8]	66,976	68,863
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[8]	41,844	43,492
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[8]	22,982	23,697
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[8]	75,056	78,970
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[8]	92,231	94,801
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[8]	158	145
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[8]	15,669	13,268
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[8]	364	380
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[8]	480	543
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[8]	25,438	26,425
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[8]	99	80
MSCI, Inc. 3.25% 8/15/2033[6]	5,586	4,921
Nasdaq, Inc. 5.35% 6/28/2028	13,015	13,525
Nasdaq, Inc. 5.55% 2/15/2034	23,601	24,907
National Australia Bank, Ltd. 1.887% 1/12/2027[6]	3,750	3,578
National Australia Bank, Ltd. 5.087% 6/11/2027	15,000	15,420
National Australia Bank, Ltd. 4.90% 6/13/2028	12,000	12,322
National Australia Bank, Ltd. 6.429% 1/12/2033[6]	650	710
National Securities Clearing Corp. 5.10% 11/21/2027[6]	6,000	6,174
NatWest Group PLC 7.472% 11/10/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.85% on 11/10/2025)[8]	5,000	5,149
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[8]	20,000	20,520
NatWest Group PLC 5.808% 9/13/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.95% on 9/13/2028)[8]	25,000	26,191
New York Life Global Funding 2.35% 7/14/2026[6]	2,970	2,886
New York Life Global Funding 4.90% 6/13/2028[6]	20,000	20,536
New York Life Global Funding 4.55% 1/28/2033[6]	5,893	5,920
Nomura Holdings, Inc. (USD-SOFR + 1.25%) 4.83% 7/2/2027[5]	15,000	15,090
Nomura Holdings, Inc. 5.594% 7/2/2027	10,000	10,305
Nomura Holdings, Inc. 5.783% 7/3/2034	8,675	9,118
American Balanced Fund — Page 33 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[6]	USD20,000	$20,531
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[8]	EUR1,540	1,885
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028)[8]	1,610	1,840
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[8]	1,880	2,321
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[8]	6,050	6,985
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[8]	USD15,000	15,506
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[8]	54,411	56,650
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[8]	5,265	5,692
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[8]	7,750	8,877
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[8]	2,250	2,386
Power Finance Corp., Ltd. 5.25% 8/10/2028	1,957	1,995
Power Finance Corp., Ltd. 6.15% 12/6/2028	1,760	1,854
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,334	3,300
Power Finance Corp., Ltd. 3.95% 4/23/2030	6,907	6,637
Prudential Financial, Inc. 4.35% 2/25/2050	7,760	6,900
Prudential Financial, Inc. 3.70% 3/13/2051	945	749
Royal Bank of Canada 4.95% 4/25/2025	10,000	10,014
Royal Bank of Canada 1.15% 6/10/2025	4,420	4,320
Royal Bank of Canada 4.90% 1/12/2028	5,000	5,121
Royal Bank of Canada 5.20% 8/1/2028	30,000	31,181
Royal Bank of Canada 4.95% 2/1/2029	15,000	15,474
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026)[8]	11,700	11,954
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[8]	19,181	18,186
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[8]	24,006	25,149
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[8]	3,523	3,703
Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[8]	24,550	25,640
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029)[8]	22,024	22,267
SMBC Aviation Capital Finance DAC 5.45% 5/3/2028[6]	15,000	15,414
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[8]	990	1,041
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[8]	14,240	13,860
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[8]	18,277	18,506
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[8]	47,307	49,225
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/2026	10,000	9,483
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	8,800	8,411
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	52,000	54,731
Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	31,233
Sumitomo Mitsui Financial Group, Inc. 5.852% 7/13/2030	30,200	32,311
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[6]	35,000	36,530
Svenska Handelsbanken AB 5.50% 6/15/2028[6]	10,000	10,351
Swedbank AB 6.136% 9/12/2026[6]	51,564	53,266
Synchrony Bank 5.40% 8/22/2025	21,000	21,050
Synchrony Bank 5.625% 8/23/2027	21,000	21,386
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[2,8]	35,022	35,996
Synchrony Financial 2.875% 10/28/2031[2]	21,000	17,841
Toronto-Dominion Bank (The) 1.25% 9/10/2026	19,849	18,842
Toronto-Dominion Bank (The) 1.95% 1/12/2027	10,000	9,587
Toronto-Dominion Bank (The) 5.156% 1/10/2028	4,872	5,019
Toronto-Dominion Bank (The) 5.523% 7/17/2028	15,000	15,698
Toronto-Dominion Bank (The) 2.45% 1/12/2032	2,032	1,781
Travelers Companies, Inc. 4.00% 5/30/2047	2,253	1,953
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[8]	4,444	4,492
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[8]	6,607	7,243
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[8]	4,343	4,496
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[8]	19,867	20,354
American Balanced Fund — Page 34 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[8]	USD4,819	$4,874
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[8]	6,586	7,004
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[8]	16,244	16,375
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[8]	34,966	35,312
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[8]	32,808	34,393
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[8]	41,176	42,771
U.S. Bancorp 5.10% 7/23/2030 (USD-SOFR + 1.25% on 7/23/2029)[8]	36,000	37,066
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[8]	25,094	25,086
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[8]	13,493	14,412
UBS AG 7.95% 1/9/2025	13,853	13,961
UBS AG 7.50% 2/15/2028	20,000	21,973
UBS Group AG 4.125% 9/24/2025[6]	4,030	4,019
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[6,8]	42,692	41,916
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[6,8]	5,000	5,069
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[6,8]	26,350	25,229
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[6,8]	53,787	51,467
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[6,8]	35,660	33,708
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[6,8]	23,979	24,136
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[6,8]	15,952	16,785
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[6,8,9]	17,950	17,566
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[6,8]	6,800	7,221
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[6,8]	27,266	28,196
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[6,8,9]	4,400	4,117
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[6,8]	1,467	1,533
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[6,8]	81,809	79,922
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[6,8]	32,181	27,422
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[6,8]	135,841	122,558
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[6,8]	59,002	51,156
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[6,8]	31,743	40,136
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[6,8]	9,800	10,348
UniCredit SpA 4.625% 4/12/2027[6]	5,540	5,540
Unum Group 3.875% 11/5/2025	5,045	5,004
Vigorous Champion International, Ltd. 4.25% 5/28/2029	3,162	3,093
Visa, Inc. 3.15% 12/14/2025	6,000	5,939
Visa, Inc. 2.05% 4/15/2030	5,247	4,752
Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[8]	5,001	4,987
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[8]	624	620
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[8]	81,021	79,504
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[8]	47,614	49,174
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[8]	13,723	13,051
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[8]	19,177	19,405
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[8]	60,679	63,145
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[8]	80,657	86,318
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[8]	22,482	23,183
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[8]	2,585	2,399
American Balanced Fund — Page 35 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[8]	USD23,561	$24,449
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[8]	14,000	15,650
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[8]	3,750	3,718
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[8]	3,750	3,628
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[8]	28,300	24,703
Westpac Banking Corp. 2.963% 11/16/2040	9,686	7,334
		8,513,593
Utilities 0.75%
AEP Transmission Co., LLC 5.15% 4/1/2034	15,000	15,553
American Electric Power Co., Inc. 1.00% 11/1/2025	2,200	2,118
Baltimore Gas and Electric Co. 4.55% 6/1/2052	4,325	3,912
China Huaneng Group Co., Ltd. 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[8]	12,028	12,196
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]	4,363	4,216
Comision Federal de Electricidad 4.688% 5/15/2029[6]	38,215	37,070
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	14,225	14,633
Consumers Energy Co. 3.10% 8/15/2050	5,325	3,993
DTE Electric Co. 4.85% 12/1/2026	1,350	1,378
DTE Energy Co. 4.95% 7/1/2027	13,075	13,298
DTE Energy Co. 5.10% 3/1/2029	8,650	8,911
Duke Energy Corp. 0.90% 9/15/2025	4,575	4,421
Duke Energy Corp. 5.75% 9/15/2033	4,645	4,999
Duke Energy Corp. 3.50% 6/15/2051	399	295
Duke Energy Progress, LLC 3.70% 10/15/2046	2,250	1,813
Duke Energy Progress, LLC 2.50% 8/15/2050	1,026	652
Duke Energy Progress, LLC 2.90% 8/15/2051	449	306
Edison International 3.55% 11/15/2024	33,373	33,293
Edison International 4.95% 4/15/2025	750	750
Edison International 4.125% 3/15/2028	28,661	28,420
Edison International 5.25% 11/15/2028	24,550	25,237
Edison International 5.45% 6/15/2029	37,812	39,287
Edison International 6.95% 11/15/2029	3,650	4,025
Electricité de France SA 5.65% 4/22/2029[6]	12,500	13,133
Electricité de France SA 6.25% 5/23/2033[6]	5,838	6,373
Electricité de France SA 5.60% 1/27/2040	1,325	1,349
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,8]	10,080	11,499
Emera US Finance, LP 3.55% 6/15/2026	4,430	4,347
Emera US Finance, LP 2.639% 6/15/2031	6,090	5,297
Enel Finance International NV 5.125% 6/26/2029[6]	17,500	17,932
Entergy Corp. 3.75% 6/15/2050	234	179
Entergy Louisiana, LLC 5.15% 9/15/2034	22,550	23,245
Eversource Energy 3.15% 1/15/2025	4,580	4,553
Eversource Energy 5.00% 1/1/2027	12,350	12,550
Eversource Energy 3.30% 1/15/2028	6,812	6,579
FirstEnergy Corp., Series B, 3.90% 7/15/2027	25,000	24,757
FirstEnergy Pennsylvania Electric Co. 3.25% 3/15/2028[6]	3,000	2,891
FirstEnergy Transmission, LLC 2.866% 9/15/2028[6]	21,285	20,144
Florida Power & Light Co. 5.05% 4/1/2028	14,277	14,739
Florida Power & Light Co. 5.10% 4/1/2033	4,202	4,398
American Balanced Fund — Page 36 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Georgia Power Co. 4.65% 5/16/2028	USD32,500	$33,103
Georgia Power Co. 4.95% 5/17/2033	22,981	23,633
Georgia Power Co. 3.70% 1/30/2050	48	38
Jersey Central Power & Light Co. 4.30% 1/15/2026[6]	1,458	1,453
Jersey Central Power & Light Co. 2.75% 3/1/2032[6]	3,000	2,628
MidAmerican Energy Co. 5.35% 1/15/2034	1,150	1,221
MidAmerican Energy Co. 5.85% 9/15/2054	3,325	3,707
Monongahela Power Co. 3.55% 5/15/2027[6]	6,225	6,113
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	4,150	4,168
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	516	490
NSTAR Electric Co. 2.70% 6/1/2026	4,085	3,984
Pacific Gas and Electric Co. 3.15% 1/1/2026	154,125	151,259
Pacific Gas and Electric Co. 2.95% 3/1/2026	41,014	40,043
Pacific Gas and Electric Co. 3.30% 3/15/2027	244	237
Pacific Gas and Electric Co. 2.10% 8/1/2027	4,717	4,422
Pacific Gas and Electric Co. 3.30% 12/1/2027	45,281	43,710
Pacific Gas and Electric Co. 3.00% 6/15/2028	25,047	23,824
Pacific Gas and Electric Co. 3.75% 7/1/2028	31,447	30,626
Pacific Gas and Electric Co. 4.65% 8/1/2028	10,474	10,519
Pacific Gas and Electric Co. 6.10% 1/15/2029	14,656	15,483
Pacific Gas and Electric Co. 4.55% 7/1/2030	128,392	127,451
Pacific Gas and Electric Co. 2.50% 2/1/2031	96,489	84,572
Pacific Gas and Electric Co. 3.25% 6/1/2031	13,348	12,159
Pacific Gas and Electric Co. 4.40% 3/1/2032	7,958	7,752
Pacific Gas and Electric Co. 5.90% 6/15/2032	6,089	6,447
Pacific Gas and Electric Co. 6.15% 1/15/2033	16,857	18,108
Pacific Gas and Electric Co. 6.40% 6/15/2033	31,285	34,208
Pacific Gas and Electric Co. 6.95% 3/15/2034	9,525	10,833
Pacific Gas and Electric Co. 5.80% 5/15/2034	29,942	31,657
Pacific Gas and Electric Co. 3.30% 8/1/2040	12,033	9,352
Pacific Gas and Electric Co. 3.75% 8/15/2042	36,222	28,682
Pacific Gas and Electric Co. 4.95% 7/1/2050	33,921	30,868
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,312	11,099
Pacific Gas and Electric Co. 6.75% 1/15/2053	20,000	22,820
Pacific Gas and Electric Co. 6.70% 4/1/2053	551	631
Pacific Gas and Electric Co. 5.90% 10/1/2054	7,896	8,187
PacifiCorp 5.10% 2/15/2029	20,000	20,672
PacifiCorp 5.30% 2/15/2031	6,419	6,685
PacifiCorp 5.45% 2/15/2034	44,425	46,191
PacifiCorp 2.90% 6/15/2052	5,573	3,608
PacifiCorp 5.35% 12/1/2053	1,075	1,065
PacifiCorp 5.50% 5/15/2054	22,105	22,241
PacifiCorp 5.80% 1/15/2055	38,100	40,009
PECO Energy Co. 5.25% 9/15/2054	3,850	3,984
Public Service Company of Colorado 5.35% 5/15/2034	20,500	21,510
Public Service Company of Colorado 5.25% 4/1/2053	3,150	3,181
Public Service Company of Colorado 5.75% 5/15/2054	7,250	7,860
Public Service Electric and Gas Co. 3.05% 11/15/2024	3,360	3,351
Public Service Electric and Gas Co. 3.60% 12/1/2047	6,175	4,961
Public Service Electric and Gas Co. 3.85% 5/1/2049	4,290	3,577
Public Service Electric and Gas Co. 2.05% 8/1/2050	5,049	2,956
Public Service Enterprise Group, Inc. 5.85% 11/15/2027	3,000	3,143
San Diego Gas & Electric Co. 4.95% 8/15/2028	9,175	9,433
Southern California Edison Co. 3.65% 3/1/2028	535	524
American Balanced Fund — Page 37 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 5.30% 3/1/2028	USD2,874	$2,974
Southern California Edison Co. 4.20% 3/1/2029	24,261	24,189
Southern California Edison Co. 5.15% 6/1/2029	3,710	3,850
Southern California Edison Co. 2.85% 8/1/2029	11,830	11,113
Southern California Edison Co. 2.25% 6/1/2030	600	537
Southern California Edison Co. 5.45% 6/1/2031	19,700	20,853
Southern California Edison Co. 2.75% 2/1/2032	29,525	26,280
Southern California Edison Co. 5.20% 6/1/2034	3,910	4,055
Southern California Edison Co. 5.75% 4/1/2035	10,554	11,321
Southern California Edison Co. 5.35% 7/15/2035	28,046	29,280
Southern California Edison Co. 5.625% 2/1/2036	22,665	23,987
Southern California Edison Co. 4.50% 9/1/2040	47,813	44,653
Southern California Edison Co. 3.60% 2/1/2045	7,297	5,762
Southern California Edison Co. 4.00% 4/1/2047	5,525	4,623
Southern California Edison Co. 4.125% 3/1/2048	1,752	1,481
Southern California Edison Co. 3.65% 2/1/2050	5,467	4,260
Southern California Edison Co. 3.45% 2/1/2052	187	139
Southern California Edison Co. 5.75% 4/15/2054	5,600	5,996
Southern Co. (The) 4.85% 3/15/2035	12,550	12,657
Southwestern Electric Power Co. 1.65% 3/15/2026	13,055	12,595
Southwestern Electric Power Co. 3.25% 11/1/2051	19	13
Union Electric Co. 5.125% 3/15/2055	1,050	1,049
Virginia Electric & Power 2.40% 3/30/2032	5,700	4,976
Virginia Electric & Power 2.45% 12/15/2050	4,256	2,636
WEC Energy Group, Inc. 5.60% 9/12/2026	11,125	11,412
WEC Energy Group, Inc. 4.75% 1/15/2028	5,000	5,081
WEC Energy Group, Inc. 2.20% 12/15/2028	7,200	6,651
Xcel Energy, Inc. 3.35% 12/1/2026	2,560	2,510
Xcel Energy, Inc. 2.35% 11/15/2031	19,400	16,727
		1,786,839
Energy 0.72%
Apache Corp. 5.10% 9/1/2040	10,552	9,389
Baker Hughes Holdings, LLC 4.486% 5/1/2030	6,120	6,177
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	4,810	4,707
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	35,021	34,542
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	971	893
Cenovus Energy, Inc. 5.375% 7/15/2025	18,304	18,376
Cenovus Energy, Inc. 4.25% 4/15/2027	55,736	55,506
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[6]	27,000	28,608
ConocoPhillips Co. 3.80% 3/15/2052	533	428
ConocoPhillips Co. 5.30% 5/15/2053	2,544	2,573
Diamondback Energy, Inc. 4.25% 3/15/2052	7,466	6,059
Diamondback Energy, Inc. 6.25% 3/15/2053	8,206	8,800
Diamondback Energy, Inc. 5.75% 4/18/2054	8,598	8,670
Diamondback Energy, Inc. 5.90% 4/18/2064	8,812	8,889
Ecopetrol SA 8.875% 1/13/2033	36,850	39,539
Ecopetrol SA 8.375% 1/19/2036	63,150	64,610
Enbridge Energy Partners, LP 7.375% 10/15/2045	1,799	2,184
Enbridge, Inc. 6.20% 11/15/2030	20,000	21,787
Enbridge, Inc. 6.70% 11/15/2053	23,733	27,500
Energy Transfer, LP 5.25% 7/1/2029	7,791	8,030
Energy Transfer, LP 6.40% 12/1/2030	11,468	12,501
Energy Transfer, LP 6.05% 9/1/2054	11,130	11,538
American Balanced Fund — Page 38 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Eni SpA 5.95% 5/15/2054[6]	USD3,440	$3,545
Enterprise Products Operating, LLC 5.05% 1/10/2026	14,075	14,239
Equinor ASA 3.25% 11/10/2024	1,690	1,686
Equinor ASA 1.75% 1/22/2026	9,289	9,023
Equinor ASA 3.625% 9/10/2028	13,155	12,968
Equinor ASA 4.25% 11/23/2041	5,400	4,972
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	8,660	9,327
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[6]	59,370	61,502
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	14,970	15,866
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042[6]	18,750	19,437
Halliburton Co. 3.80% 11/15/2025	107	106
Kinder Morgan, Inc. 5.00% 2/1/2029	11,440	11,689
Kinder Morgan, Inc. 5.20% 6/1/2033	14,340	14,523
MPLX, LP 4.875% 6/1/2025	5,000	4,996
MPLX, LP 4.125% 3/1/2027	4,175	4,154
MPLX, LP 4.50% 4/15/2038	2,017	1,865
MPLX, LP 4.70% 4/15/2048	6,122	5,343
Occidental Petroleum Corp. 5.20% 8/1/2029	47,294	48,114
Occidental Petroleum Corp. 6.125% 1/1/2031	18,131	19,145
Occidental Petroleum Corp. 5.375% 1/1/2032	36,000	36,524
Occidental Petroleum Corp. 5.55% 10/1/2034	36,000	36,574
Occidental Petroleum Corp. 6.45% 9/15/2036	20,986	22,681
Occidental Petroleum Corp. 6.05% 10/1/2054	25,000	25,402
ONEOK, Inc. 5.85% 1/15/2026	1,262	1,282
ONEOK, Inc. 5.55% 11/1/2026	4,564	4,669
ONEOK, Inc. 5.65% 11/1/2028	25,436	26,598
ONEOK, Inc. 5.80% 11/1/2030	2,362	2,516
ONEOK, Inc. 6.05% 9/1/2033	17,568	18,780
ONEOK, Inc. 6.625% 9/1/2053	8,490	9,427
Petroleos Mexicanos 4.25% 1/15/2025	14,754	14,652
Petroleos Mexicanos 6.875% 10/16/2025	59,125	59,226
Petroleos Mexicanos 6.875% 8/4/2026	154,248	153,740
Petroleos Mexicanos 6.49% 1/23/2027	20,642	20,339
Petroleos Mexicanos 6.50% 3/13/2027	162,034	158,996
Petroleos Mexicanos 6.50% 1/23/2029	2,605	2,463
Petroleos Mexicanos 8.75% 6/2/2029	66,921	67,795
Petroleos Mexicanos 6.84% 1/23/2030	29,389	27,234
Petroleos Mexicanos 5.95% 1/28/2031	42,212	36,561
Petroleos Mexicanos 6.70% 2/16/2032	114,062	102,336
Pioneer Natural Resources Co. 2.15% 1/15/2031	4,173	3,667
Plains All American Pipeline, LP 3.80% 9/15/2030	3,403	3,245
Qatar Energy 2.25% 7/12/2031[6]	8,229	7,249
Qatar Energy 3.125% 7/12/2041[6]	12,578	10,018
Qatar Energy 3.30% 7/12/2051[6]	6,796	5,106
Saudi Arabian Oil Co. 5.25% 7/17/2034[6]	15,555	16,018
Saudi Arabian Oil Co. 5.75% 7/17/2054[6]	90,450	91,764
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[6]	12,484	12,583
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[6]	7,253	7,275
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[6]	12,077	12,199
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[6]	9,148	9,267
Targa Resources Corp. 5.50% 2/15/2035	17,842	18,382
TotalEnergies Capital International SA 5.15% 4/5/2034	17,253	17,951
TransCanada Pipelines, Ltd. 4.875% 5/15/2048	80	75
TransCanada Trust, junior subordinated, 5.625% 5/20/2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[8,9]	6,410	6,363
American Balanced Fund — Page 39 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Companies, Inc. 5.15% 3/15/2034	USD1,742	$1,762
Woodside Finance, Ltd. 3.65% 3/5/2025[6]	3,100	3,082
		1,697,607
Consumer discretionary 0.70%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	6,132	5,363
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	9,049	8,924
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	8,521	7,889
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	14,036	10,390
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	11,021	7,898
Amazon.com, Inc. 1.20% 6/3/2027	4,437	4,147
American Honda Finance Corp. 3.50% 2/15/2028	2,500	2,447
Board of Trustees of The Leland Stanford Junior University 1.289% 6/1/2027	4,000	3,738
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[6]	714	709
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[6]	3,709	3,710
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[6]	2,334	2,319
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[6]	2,714	2,738
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[6]	4,791	4,563
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[6]	4,378	4,445
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	2,110	2,079
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[6]	2,169	2,217
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]	3,792	3,508
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[6]	14,859	15,251
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[6]	4,338	4,482
Ford Motor Co. 5.291% 12/8/2046	9,062	8,224
Ford Motor Credit Co., LLC 3.375% 11/13/2025	5,023	4,929
Ford Motor Credit Co., LLC 6.95% 3/6/2026	20,914	21,413
Ford Motor Credit Co., LLC 6.95% 6/10/2026	18,065	18,605
Ford Motor Credit Co., LLC 2.70% 8/10/2026	3,120	2,999
Ford Motor Credit Co., LLC 5.125% 11/5/2026	15,000	15,078
Ford Motor Credit Co., LLC 4.271% 1/9/2027	3,095	3,042
Ford Motor Credit Co., LLC 5.80% 3/5/2027	12,000	12,222
Ford Motor Credit Co., LLC 5.85% 5/17/2027	43,000	43,786
Ford Motor Credit Co., LLC 4.95% 5/28/2027	42,525	42,431
Ford Motor Credit Co., LLC 4.125% 8/17/2027	13,715	13,362
Ford Motor Credit Co., LLC 3.815% 11/2/2027	6,334	6,107
Ford Motor Credit Co., LLC 7.35% 11/4/2027	25,901	27,510
Ford Motor Credit Co., LLC 2.90% 2/16/2028	4,470	4,152
Ford Motor Credit Co., LLC 6.80% 5/12/2028	27,385	28,702
Ford Motor Credit Co., LLC 6.798% 11/7/2028	37,714	39,833
Ford Motor Credit Co., LLC 2.90% 2/10/2029	12,290	11,162
Ford Motor Credit Co., LLC 5.80% 3/8/2029	62,117	63,162
Ford Motor Credit Co., LLC 5.113% 5/3/2029	127,908	126,756
Ford Motor Credit Co., LLC 7.35% 3/6/2030	17,485	18,942
Ford Motor Credit Co., LLC 7.20% 6/10/2030	67,429	72,683
Ford Motor Credit Co., LLC 4.00% 11/13/2030	65,993	61,037
Ford Motor Credit Co., LLC 6.05% 3/5/2031	40,000	41,074
Ford Motor Credit Co., LLC 3.625% 6/17/2031	58,641	52,038
Ford Motor Credit Co., LLC 7.122% 11/7/2033	20,665	22,348
General Motors Co. 6.80% 10/1/2027	20,604	21,821
General Motors Financial Co., Inc. 3.80% 4/7/2025	6,908	6,859
General Motors Financial Co., Inc. 2.75% 6/20/2025	7,796	7,672
General Motors Financial Co., Inc. 1.25% 1/8/2026	387	371
General Motors Financial Co., Inc. 2.70% 8/20/2027	46,765	44,537
American Balanced Fund — Page 40 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co., Inc. 4.90% 10/6/2029	USD92,647	$92,780
General Motors Financial Co., Inc. 5.45% 9/6/2034	31,758	31,675
Home Depot, Inc. 1.50% 9/15/2028	4,734	4,320
Home Depot, Inc. 2.95% 6/15/2029	2,390	2,283
Home Depot, Inc. 1.875% 9/15/2031	7,101	6,116
Home Depot, Inc. 4.95% 6/25/2034	11,778	12,249
Hyundai Capital America 2.65% 2/10/2025[6]	33,718	33,413
Hyundai Capital America 5.875% 4/7/2025[6]	9,000	9,034
Hyundai Capital America 1.80% 10/15/2025[6]	3,275	3,183
Hyundai Capital America 1.30% 1/8/2026[6]	23,790	22,857
Hyundai Capital America 1.50% 6/15/2026[6]	28,381	27,019
Hyundai Capital America 5.45% 6/24/2026[6]	17,742	18,049
Hyundai Capital America 1.65% 9/17/2026[6]	37,992	36,043
Hyundai Capital America 3.00% 2/10/2027[6]	33,995	32,927
Hyundai Capital America 5.30% 3/19/2027[6]	9,990	10,201
Hyundai Capital America 5.275% 6/24/2027[6]	57,750	59,063
Hyundai Capital America 2.375% 10/15/2027[6]	21,667	20,432
Hyundai Capital America 2.10% 9/15/2028[6]	20,485	18,694
Hyundai Capital America 5.30% 6/24/2029[6]	22,385	23,057
Hyundai Capital America 4.55% 9/26/2029[6]	35,837	35,774
Hyundai Capital America 5.40% 1/8/2031[6]	4,521	4,676
Hyundai Capital America 5.40% 6/24/2031[6]	41,000	42,541
Hyundai Capital Services, Inc. 2.125% 4/24/2025[6]	6,975	6,873
Hyundai Capital Services, Inc. 1.25% 2/8/2026[6]	9,245	8,842
Marriott International, Inc. 4.90% 4/15/2029	5,784	5,906
Marriott International, Inc. 2.75% 10/15/2033	8,028	6,862
Marriott International, Inc. 5.35% 3/15/2035	9,450	9,689
McDonald’s Corp. 4.60% 9/9/2032	716	729
McDonald’s Corp. 4.95% 8/14/2033	559	581
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[6]	5,887	5,960
Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[6]	3,880	4,011
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[6]	19,400	20,562
Sands China, Ltd. 2.30% 3/8/2027	8,630	8,085
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[6]	16,715	17,230
Stellantis Finance US, Inc. 1.711% 1/29/2027[6]	16,246	15,244
Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	7,500	7,695
Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	8,096	6,908
Stellantis Finance US, Inc. 6.375% 9/12/2032[6]	9,303	9,973
Toyota Motor Credit Corp. 0.80% 1/9/2026	11,861	11,385
Toyota Motor Credit Corp. 1.90% 1/13/2027	7,500	7,166
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[6]	1,648	1,633
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[6]	2,830	2,826
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[6]	6,265	6,034
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029[6]	10,262	10,277
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[6]	11,240	12,050
		1,672,581
Health care 0.59%
AbbVie, Inc. 2.95% 11/21/2026	1,070	1,048
AbbVie, Inc. 3.20% 11/21/2029	35,000	33,480
AbbVie, Inc. 5.05% 3/15/2034	16,443	17,181
Amgen, Inc. 5.507% 3/2/2026	418	418
Amgen, Inc. 5.15% 3/2/2028	3,249	3,347
Amgen, Inc. 3.00% 2/22/2029	400	382
American Balanced Fund — Page 41 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 4.05% 8/18/2029	USD8,900	$8,840
Amgen, Inc. 5.25% 3/2/2030	4,985	5,203
Amgen, Inc. 4.20% 3/1/2033	10,415	10,122
Amgen, Inc. 5.25% 3/2/2033	60,173	62,666
Amgen, Inc. 5.60% 3/2/2043	7,101	7,465
Amgen, Inc. 4.875% 3/1/2053	7,808	7,349
Amgen, Inc. 5.65% 3/2/2053	903	951
Amgen, Inc. 4.40% 2/22/2062	4,544	3,892
Amgen, Inc. 5.75% 3/2/2063	2,631	2,779
AstraZeneca Finance, LLC 1.20% 5/28/2026	3,628	3,473
AstraZeneca Finance, LLC 4.875% 3/3/2028	34,531	35,491
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,313	4,907
AstraZeneca Finance, LLC 4.90% 2/26/2031	7,525	7,832
AstraZeneca Finance, LLC 2.25% 5/28/2031	3,337	2,961
AstraZeneca Finance, LLC 5.00% 2/26/2034	29,050	30,348
AstraZeneca PLC 3.375% 11/16/2025	5,000	4,962
Banner Health 1.897% 1/1/2031	5,000	4,338
Banner Health 2.913% 1/1/2051	6,005	4,278
Baxter International, Inc. 1.322% 11/29/2024	34,825	34,593
Baxter International, Inc. 1.915% 2/1/2027	23,217	21,988
Baxter International, Inc. 2.272% 12/1/2028	10,377	9,554
Bayer US Finance II, LLC 4.25% 12/15/2025[6]	2,251	2,236
Bayer US Finance, LLC 6.125% 11/21/2026[6]	23,901	24,656
Bayer US Finance, LLC 6.25% 1/21/2029[6]	13,802	14,594
Baylor Scott & White Holdings 0.827% 11/15/2025	5,462	5,239
Baylor Scott & White Holdings 1.777% 11/15/2030	21,418	18,654
Becton, Dickinson and Co. 5.081% 6/7/2029	13,723	14,188
Bristol-Myers Squibb Co. 4.90% 2/22/2029	15,000	15,509
Bristol-Myers Squibb Co. 3.40% 7/26/2029	25,000	24,308
Bristol-Myers Squibb Co. 5.10% 2/22/2031	7,350	7,698
Bristol-Myers Squibb Co. 5.20% 2/22/2034	90,175	95,131
Bristol-Myers Squibb Co. 5.65% 2/22/2064	14,500	15,378
Centene Corp. 4.25% 12/15/2027	59,715	58,696
Centene Corp. 2.45% 7/15/2028	46,285	42,665
Centene Corp. 4.625% 12/15/2029	58,254	57,046
Centene Corp. 3.375% 2/15/2030	39,311	36,255
Centene Corp. 3.00% 10/15/2030	455	408
Centene Corp. 2.50% 3/1/2031	25,292	21,761
Centene Corp. 2.625% 8/1/2031	60,571	51,986
Cigna Group (The) 1.25% 3/15/2026	9,398	8,993
CVS Health Corp. 5.00% 1/30/2029	18,658	19,056
CVS Health Corp. 5.40% 6/1/2029	16,914	17,551
CVS Health Corp. 5.25% 1/30/2031	10,000	10,301
CVS Health Corp. 5.55% 6/1/2031	37,404	39,029
CVS Health Corp. 5.70% 6/1/2034	18,668	19,482
CVS Health Corp. 5.875% 6/1/2053	333	339
Elevance Health, Inc. 4.90% 2/8/2026	6,375	6,374
Elevance Health, Inc. 4.75% 2/15/2033	3,648	3,691
Elevance Health, Inc. 5.125% 2/15/2053	1,718	1,687
Eli Lilly and Co. 3.375% 3/15/2029	77	75
Eli Lilly and Co. 4.70% 2/27/2033	10,105	10,399
Eli Lilly and Co. 4.875% 2/27/2053	4,735	4,744
Eli Lilly and Co. 4.95% 2/27/2063	330	330
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	5,000	5,204
American Balanced Fund — Page 42 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	USD6,656	$6,783
Gilead Sciences, Inc. 1.65% 10/1/2030	5,826	5,032
Gilead Sciences, Inc. 5.25% 10/15/2033	9,872	10,416
HCA, Inc. 3.375% 3/15/2029	3,216	3,072
HCA, Inc. 3.625% 3/15/2032	5,000	4,625
HCA, Inc. 4.375% 3/15/2042	7,500	6,578
HCA, Inc. 4.625% 3/15/2052	7,121	6,186
Humana, Inc. 3.70% 3/23/2029	5,412	5,268
Humana, Inc. 5.375% 4/15/2031	18,597	19,269
Humana, Inc. 5.75% 4/15/2054	6,066	6,213
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	10,604	10,696
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	2,151	2,164
Merck & Co., Inc. 1.90% 12/10/2028	1,128	1,041
Novant Health, Inc. 3.168% 11/1/2051	25,939	18,763
Novartis Capital Corp. 1.75% 2/14/2025	1,496	1,481
Novartis Capital Corp. 2.00% 2/14/2027	1,607	1,543
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	17,222	17,481
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	2,151	2,205
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	24,781	25,268
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	812	827
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	8,935	9,252
Pfizer, Inc. 2.625% 4/1/2030	15,000	13,919
Roche Holdings, Inc. 4.203% 9/9/2029[6]	17,520	17,614
Roche Holdings, Inc. 4.592% 9/9/2034[6]	13,840	13,975
Sharp HealthCare 2.68% 8/1/2050	15,620	10,517
Summa Health 3.511% 11/15/2051	17,193	13,460
Sutter Health 1.321% 8/15/2025	6,000	5,821
Sutter Health 5.164% 8/15/2033	9,905	10,262
Trinity Health Corp. 2.632% 12/1/2040	4,500	3,377
UnitedHealth Group, Inc. 1.15% 5/15/2026	1,959	1,874
UnitedHealth Group, Inc. 4.80% 1/15/2030	20,000	20,611
UnitedHealth Group, Inc. 5.30% 2/15/2030	2,899	3,058
UnitedHealth Group, Inc. 2.00% 5/15/2030	1,081	964
UnitedHealth Group, Inc. 4.95% 1/15/2032	63,692	65,894
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,110	1,102
UnitedHealth Group, Inc. 5.15% 7/15/2034	27,690	28,911
UnitedHealth Group, Inc. 5.625% 7/15/2054	27,690	29,728
West Virginia United Health System Obligated Group 3.129% 6/1/2050	4,165	2,910
		1,391,671
Industrials 0.38%
Air Lease Corp. 2.875% 1/15/2026	37,797	37,034
Air Lease Corp. 2.20% 1/15/2027	28,758	27,395
Air Lease Corp. 2.10% 9/1/2028	5,824	5,333
Air Lease Corp. 5.20% 7/15/2031	12,475	12,759
BAE Systems PLC 5.125% 3/26/2029[6]	19,331	19,899
BAE Systems PLC 5.25% 3/26/2031[6]	10,863	11,296
BAE Systems PLC 5.30% 3/26/2034[6]	11,308	11,765
BAE Systems PLC 5.50% 3/26/2054[6]	2,445	2,565
Boeing Co. 4.875% 5/1/2025	45,524	45,359
Boeing Co. 2.75% 2/1/2026	50,866	49,388
Boeing Co. 2.196% 2/4/2026	39,396	37,953
Boeing Co. 3.10% 5/1/2026	4,822	4,676
Boeing Co. 5.04% 5/1/2027	50,170	50,334
American Balanced Fund — Page 43 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Co. 6.259% 5/1/2027[6]	USD32,456	$33,531
Boeing Co. 3.25% 2/1/2028	1,165	1,104
Boeing Co. 3.25% 3/1/2028	22,113	20,859
Boeing Co. 6.298% 5/1/2029[6]	13,899	14,628
Boeing Co. 5.15% 5/1/2030	9,820	9,847
Boeing Co. 3.625% 2/1/2031	4,420	4,051
Boeing Co. 6.388% 5/1/2031[6]	3,696	3,932
Boeing Co. 3.60% 5/1/2034	3,180	2,712
Boeing Co. 6.528% 5/1/2034[6]	26,450	28,398
Boeing Co. 3.25% 2/1/2035	133	108
Boeing Co. 3.50% 3/1/2039	116	88
Boeing Co. 5.705% 5/1/2040	183	179
Boeing Co. 3.90% 5/1/2049	342	248
Boeing Co. 3.75% 2/1/2050	229	161
Boeing Co. 5.805% 5/1/2050	28,514	27,566
Boeing Co. 6.858% 5/1/2054[6]	25,562	28,076
Boeing Co. 7.008% 5/1/2064[6]	17,796	19,621
Canadian Pacific Railway Co. 1.75% 12/2/2026	4,071	3,875
Canadian Pacific Railway Co. 3.10% 12/2/2051	4,483	3,205
Carrier Global Corp. 2.242% 2/15/2025	694	687
Carrier Global Corp. 2.493% 2/15/2027	555	536
Carrier Global Corp. 3.377% 4/5/2040	2,500	2,066
Carrier Global Corp. 6.20% 3/15/2054	623	720
CK Hutchison International (24), Ltd. 5.50% 4/26/2034[6]	29,900	31,435
CSX Corp. 3.80% 3/1/2028	3,590	3,565
CSX Corp. 4.25% 3/15/2029	3,650	3,679
CSX Corp. 5.20% 11/15/2033	5,000	5,275
Emerson Electric Co. 1.80% 10/15/2027	1,480	1,390
John Deere Capital Corp. 5.10% 4/11/2034	30,000	31,424
L3Harris Technologies, Inc. 5.40% 7/31/2033	17,732	18,530
L3Harris Technologies, Inc. 5.60% 7/31/2053	5,863	6,180
LG Energy Solution, Ltd. 5.375% 7/2/2027[6]	24,080	24,486
LG Energy Solution, Ltd. 5.375% 7/2/2029[6]	30,000	30,735
LG Energy Solution, Ltd. 5.50% 7/2/2034[6]	30,000	30,899
Lockheed Martin Corp. 4.45% 5/15/2028	14,154	14,388
Lockheed Martin Corp. 4.75% 2/15/2034	21,837	22,412
Masco Corp. 1.50% 2/15/2028	6,884	6,271
Masco Corp. 2.00% 2/15/2031	6,626	5,734
Masco Corp. 3.125% 2/15/2051	2,059	1,436
Mexico City Airport Trust 3.875% 4/30/2028[6]	920	889
Mexico City Airport Trust 5.50% 10/31/2046	1,290	1,119
Mexico City Airport Trust 5.50% 7/31/2047	17,195	14,935
Mexico City Airport Trust 5.50% 7/31/2047[6]	5,367	4,662
Norfolk Southern Corp. 4.45% 3/1/2033	3,271	3,264
Norfolk Southern Corp. 3.05% 5/15/2050	4,487	3,165
Norfolk Southern Corp. 4.55% 6/1/2053	1,966	1,788
Norfolk Southern Corp. 5.35% 8/1/2054	16,224	16,691
Northrop Grumman Corp. 2.93% 1/15/2025	7,120	7,076
RTX Corp. 5.00% 2/27/2026	207	209
RTX Corp. 4.125% 11/16/2028	30	30
RTX Corp. 1.90% 9/1/2031	2,015	1,714
RTX Corp. 5.15% 2/27/2033	13,347	13,881
RTX Corp. 5.375% 2/27/2053	5,079	5,224
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[6]	10,165	9,780
American Balanced Fund — Page 44 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Triton Container International, Ltd. 3.15% 6/15/2031[6]	USD19,690	$17,176
Union Pacific Corp. 3.75% 7/15/2025	3,080	3,064
Union Pacific Corp. 2.891% 4/6/2036	7,377	6,352
Union Pacific Corp. 3.839% 3/20/2060	2,376	1,902
Union Pacific Corp. 3.799% 4/6/2071	2,376	1,832
Veralto Corp. 5.35% 9/18/2028	35,000	36,463
		911,009
Communication services 0.27%
AT&T, Inc. 2.30% 6/1/2027	3,530	3,372
AT&T, Inc. 4.35% 3/1/2029	5,000	5,032
AT&T, Inc. 2.25% 2/1/2032	4,055	3,482
AT&T, Inc. 5.40% 2/15/2034	3,954	4,150
AT&T, Inc. 3.50% 9/15/2053	10,178	7,484
Charter Communications Operating, LLC 4.908% 7/23/2025	577	576
Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,725
Charter Communications Operating, LLC 2.25% 1/15/2029	2,417	2,153
Charter Communications Operating, LLC 6.10% 6/1/2029	12,331	12,767
Charter Communications Operating, LLC 4.40% 4/1/2033	1,945	1,781
Charter Communications Operating, LLC 3.90% 6/1/2052	3,750	2,460
Charter Communications Operating, LLC 5.25% 4/1/2053	18,500	15,127
Comcast Corp. 1.95% 1/15/2031	10,000	8,685
Comcast Corp. 4.80% 5/15/2033	10,000	10,201
Comcast Corp. 5.30% 6/1/2034	12,388	13,055
Comcast Corp. 5.65% 6/1/2054	9,401	10,047
Comcast Corp. 2.937% 11/1/2056	2,267	1,483
Meta Platforms, Inc. 4.75% 8/15/2034	44,000	44,928
Meta Platforms, Inc. 5.40% 8/15/2054	35,000	36,695
Netflix, Inc. 3.625% 6/15/2025[6]	3,564	3,537
Netflix, Inc. 4.875% 4/15/2028	12,441	12,749
Netflix, Inc. 5.875% 11/15/2028	25,102	26,759
Netflix, Inc. 6.375% 5/15/2029	9,849	10,764
Netflix, Inc. 5.375% 11/15/2029[6]	53,763	56,586
Netflix, Inc. 4.875% 6/15/2030[6]	24,537	25,322
Netflix, Inc. 4.90% 8/15/2034	7,185	7,435
Netflix, Inc. 5.40% 8/15/2054	2,608	2,763
SBA Tower Trust 1.631% 11/15/2026[6]	99,657	93,366
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	8,925	8,552
Tencent Holdings, Ltd. 2.39% 6/3/2030	2,749	2,484
Tencent Holdings, Ltd. 3.68% 4/22/2041	7,143	6,050
Tencent Holdings, Ltd. 3.84% 4/22/2051	26,193	21,245
T-Mobile USA, Inc. 3.50% 4/15/2025	4,090	4,062
T-Mobile USA, Inc. 1.50% 2/15/2026	3,750	3,607
T-Mobile USA, Inc. 2.25% 2/15/2026	2,727	2,653
T-Mobile USA, Inc. 2.625% 4/15/2026	10,555	10,294
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,941
T-Mobile USA, Inc. 2.05% 2/15/2028	2,390	2,227
T-Mobile USA, Inc. 4.95% 3/15/2028	9,232	9,446
T-Mobile USA, Inc. 4.80% 7/15/2028	19,250	19,622
T-Mobile USA, Inc. 4.85% 1/15/2029	15,000	15,320
T-Mobile USA, Inc. 2.625% 2/15/2029	4,834	4,507
T-Mobile USA, Inc. 2.40% 3/15/2029	401	369
T-Mobile USA, Inc. 2.55% 2/15/2031	244	218
T-Mobile USA, Inc. 2.875% 2/15/2031	6,525	5,938
American Balanced Fund — Page 45 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 2.70% 3/15/2032	USD2,990	$2,638
T-Mobile USA, Inc. 5.05% 7/15/2033	2,124	2,178
T-Mobile USA, Inc. 3.40% 10/15/2052	1,653	1,211
T-Mobile USA, Inc. 5.75% 1/15/2054	506	538
Verizon Communications, Inc. 2.55% 3/21/2031	1,933	1,727
Verizon Communications, Inc. 2.355% 3/15/2032	13,908	11,986
Verizon Communications, Inc. 5.05% 5/9/2033	8,462	8,736
Verizon Communications, Inc. 2.875% 11/20/2050	2,167	1,471
Verizon Communications, Inc. 5.50% 2/23/2054	878	921
Verizon Communications, Inc. 2.987% 10/30/2056	4,334	2,845
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	16,901	16,785
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	8,326	8,053
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	3,395	3,217
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	23,715	18,305
		634,630
Consumer staples 0.25%
7-Eleven, Inc. 1.30% 2/10/2028[6]	10,295	9,301
Altria Group, Inc. 2.35% 5/6/2025	5,447	5,366
Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	15,000	14,174
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	1,450	1,379
BAT Capital Corp. 4.70% 4/2/2027	5,241	5,289
BAT Capital Corp. 3.557% 8/15/2027	7,291	7,144
BAT Capital Corp. 2.259% 3/25/2028	17,837	16,601
BAT Capital Corp. 3.462% 9/6/2029	2,500	2,382
BAT Capital Corp. 4.906% 4/2/2030	6	6
BAT Capital Corp. 6.343% 8/2/2030	31,185	33,766
BAT Capital Corp. 5.834% 2/20/2031	2,643	2,805
BAT Capital Corp. 2.726% 3/25/2031	4,625	4,137
BAT Capital Corp. 4.742% 3/16/2032	21,886	21,901
BAT Capital Corp. 6.421% 8/2/2033	5,158	5,667
BAT Capital Corp. 4.39% 8/15/2037	4,744	4,317
BAT Capital Corp. 7.079% 8/2/2043	35,050	40,193
BAT Capital Corp. 4.54% 8/15/2047	826	698
BAT Capital Corp. 4.758% 9/6/2049	1,263	1,091
BAT Capital Corp. 5.65% 3/16/2052	8,087	7,901
BAT International Finance PLC 3.95% 6/15/2025[6]	103	102
BAT International Finance PLC 1.668% 3/25/2026	20,205	19,420
BAT International Finance PLC 4.448% 3/16/2028	38,911	38,947
BAT International Finance PLC 5.931% 2/2/2029	15,000	15,849
Campbell Soup Co. 4.75% 3/23/2035	8,881	8,848
Coca-Cola Co. 1.00% 3/15/2028	6,090	5,563
Coca-Cola Co. 4.65% 8/14/2034	14,000	14,343
Conagra Brands, Inc. 1.375% 11/1/2027	6,375	5,837
Conagra Brands, Inc. 5.30% 11/1/2038	1,050	1,055
Constellation Brands, Inc. 3.60% 2/15/2028	2,500	2,445
Constellation Brands, Inc. 2.25% 8/1/2031	4,462	3,859
Costco Wholesale Corp. 1.375% 6/20/2027	6,670	6,258
Coty, Inc. 6.625% 7/15/2030[6]	3,880	4,035
J. M. Smucker Co. (The) 5.90% 11/15/2028	8,870	9,450
J. M. Smucker Co. (The) 6.20% 11/15/2033	6,195	6,855
J. M. Smucker Co. (The) 6.50% 11/15/2043	958	1,082
J. M. Smucker Co. (The) 6.50% 11/15/2053	3,599	4,170
JBS USA Holding Lux SARL 2.50% 1/15/2027	34,174	32,725
American Balanced Fund — Page 46 of 73

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
JBS USA Holding Lux SARL 3.00% 2/2/2029	USD20,890	$19,455
JBS USA Holding Lux SARL 5.50% 1/15/2030	156	158
JBS USA Holding Lux SARL 3.625% 1/15/2032	2,104	1,925
Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,194	1,192
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,510	2,371
Kroger Co. 5.00% 9/15/2034	17,278	17,429
Kroger Co. 5.50% 9/15/2054	7,826	7,882
Nestlé Holdings, Inc. 4.85% 3/14/2033[6]	3,129	3,244
PepsiCo, Inc. 3.625% 3/19/2050	112	92
PepsiCo, Inc. 2.75% 10/21/2051	275	189
Philip Morris International, Inc. 1.50% 5/1/2025	6,434	6,321
Philip Morris International, Inc. 4.875% 2/13/2026	3,717	3,755
Philip Morris International, Inc. 0.875% 5/1/2026	8,311	7,902
Philip Morris International, Inc. 5.125% 11/17/2027	26,447	27,237
Philip Morris International, Inc. 4.875% 2/15/2028	28,500	29,143
Philip Morris International, Inc. 5.625% 11/17/2029	16,943	17,998
Philip Morris International, Inc. 5.125% 2/15/2030	19,786	20,531
Philip Morris International, Inc. 5.50% 9/7/2030	6,000	6,355
Philip Morris International, Inc. 1.75% 11/1/2030	7,178	6,199
Philip Morris International, Inc. 5.125% 2/13/2031	13,014	13,531
Philip Morris International, Inc. 5.75% 11/17/2032	8,756	9,414
Philip Morris International, Inc. 5.25% 2/13/2034	17,811	18,504
Sysco Corp. 3.15% 12/14/2051	535	375
		586,163
Real estate 0.23%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	2,720	2,684
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	3,540	3,304
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	2,040	1,866
Alexandria Real Estate Equities, Inc. 4.00% 2/1/2050	3,907	3,122
American Tower Corp. 1.45% 9/15/2026	10,457	9,906
American Tower Corp. 3.60% 1/15/2028	3,750	3,661
American Tower Corp. 2.30% 9/15/2031	732	630
American Tower Corp. 2.95% 1/15/2051	3,750	2,547
Boston Properties, LP 2.90% 3/15/2030	47,006	42,252
Boston Properties, LP 3.25% 1/30/2031	20,599	18,562
Boston Properties, LP 2.55% 4/1/2032	9,767	8,146
Boston Properties, LP 2.45% 10/1/2033	92,929	74,417
Boston Properties, LP 6.50% 1/15/2034	86,724	94,441
Boston Properties, LP 5.75% 1/15/2035	54,723	55,836
COPT Defense Properties, LP 2.00% 1/15/2029	6,210	5,520
COPT Defense Properties, LP 2.75% 4/15/2031	10,184	8,917
COPT Defense Properties, LP 2.90% 12/1/2033	31,245	26,186
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[6]	7,150	6,376
Crown Castle, Inc. 5.00% 1/11/2028	1,652	1,681
Digital Realty Trust, LP 5.55% 1/15/2028	5,000	5,178
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	12,939	13,584
ERP Operating, LP 4.65% 9/15/2034	4,736	4,716
Essex Portfolio, LP 3.50% 4/1/2025	7,445	7,394
Essex Portfolio, LP 3.375% 4/15/2026	2,395	2,357
Extra Space Storage, LP 2.35% 3/15/2032	8,596	7,260
GLP Capital, LP 4.00% 1/15/2030	5,000	4,778
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	10,194	8,572
Kilroy Realty, LP 6.25% 1/15/2036	5,957	6,103
American Balanced Fund — Page 47 of 73

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Prologis, LP 4.875% 6/15/2028	USD11,469	$11,773
Prologis, LP 4.75% 6/15/2033	19,679	19,957
Prologis, LP 5.125% 1/15/2034	9,000	9,312
Prologis, LP 5.00% 3/15/2034	16,390	16,818
Prologis, LP 5.00% 1/31/2035	17,278	17,702
Prologis, LP 5.25% 6/15/2053	5,119	5,194
Prologis, LP 5.25% 3/15/2054	2,495	2,537
Public Storage Operating Co. 1.85% 5/1/2028	8,830	8,180
Public Storage Operating Co. 1.95% 11/9/2028	6,081	5,597
Public Storage Operating Co. 2.30% 5/1/2031	2,959	2,630
Scentre Group Trust 1 3.25% 10/28/2025[6]	1,780	1,755
Scentre Group Trust 1 3.75% 3/23/2027[6]	7,630	7,508
Sun Communities Operating, LP 2.30% 11/1/2028	6,430	5,870
Sun Communities Operating, LP 2.70% 7/15/2031	1,753	1,534
		546,363
Information technology 0.07%
Analog Devices, Inc. 1.70% 10/1/2028	2,487	2,286
Analog Devices, Inc. 5.05% 4/1/2034	10,123	10,604
Analog Devices, Inc. 5.30% 4/1/2054	7,046	7,381
Booz Allen Hamilton, Inc. 5.95% 8/4/2033	6,135	6,556
Broadcom Corp. 3.875% 1/15/2027	12	12
Broadcom, Inc. 4.00% 4/15/2029[6]	219	216
Broadcom, Inc. 5.15% 11/15/2031	12,479	12,955
Broadcom, Inc. 4.15% 4/15/2032[6]	2,471	2,398
Broadcom, Inc. 3.469% 4/15/2034[6]	1,838	1,656
Broadcom, Inc. 3.187% 11/15/2036[6]	588	499
Cisco Systems, Inc. 4.95% 2/26/2031	16,380	17,126
Cisco Systems, Inc. 5.05% 2/26/2034	4,538	4,768
Cisco Systems, Inc. 5.30% 2/26/2054	7,220	7,666
Cisco Systems, Inc. 5.35% 2/26/2064	7,467	7,936
Hewlett Packard Enterprise Co. 5.90% 10/1/2024	10,000	10,000
Intel Corp. 5.15% 2/21/2034	5,000	5,054
Intuit, Inc. 0.95% 7/15/2025	3,170	3,084
Intuit, Inc. 1.35% 7/15/2027	2,890	2,697
Microchip Technology, Inc. 5.05% 3/15/2029	12,575	12,918
Microsoft Corp. 2.921% 3/17/2052	4,792	3,522
Oracle Corp. 5.55% 2/6/2053	799	818
SK hynix, Inc. 6.375% 1/17/2028[6]	10,000	10,514
Texas Instruments, Inc. 4.60% 2/8/2029	10,216	10,486
Texas Instruments, Inc. 4.85% 2/8/2034	10,536	10,961
TSMC Global, Ltd. 4.375% 7/22/2027[6]	332	334
		152,447
Materials 0.05%
Air Products and Chemicals, Inc. 1.50% 10/15/2025	2,610	2,541
Air Products and Chemicals, Inc. 1.85% 5/15/2027	7,229	6,870
Air Products and Chemicals, Inc. 2.05% 5/15/2030	3,140	2,823
Anglo American Capital PLC 5.375% 4/1/2025[6]	5,000	5,005
Anglo American Capital PLC 2.25% 3/17/2028[6]	1,049	972
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	7,000	7,158
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	295	303
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	134	140
Celanese US Holdings, LLC 6.165% 7/15/2027	31,000	32,134
American Balanced Fund — Page 48 of 73

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Celanese US Holdings, LLC 6.55% 11/15/2030	USD11,835	$12,763
Celanese US Holdings, LLC 6.379% 7/15/2032	2,094	2,240
Celanese US Holdings, LLC 6.70% 11/15/2033	7,724	8,455
Corporacion Nacional del Cobre de Chile 5.125% 2/2/2033[6]	299	299
Dow Chemical Co. (The) 4.80% 5/15/2049	4,641	4,249
Dow Chemical Co. (The) 3.60% 11/15/2050	7,611	5,739
Eastman Chemical Co. 3.80% 3/15/2025	720	716
EIDP, Inc. 4.80% 5/15/2033	1,086	1,102
LYB International Finance III, LLC 1.25% 10/1/2025	14,881	14,390
LYB International Finance III, LLC 2.25% 10/1/2030	2,855	2,530
LYB International Finance III, LLC 4.20% 5/1/2050	394	324
LYB International Finance III, LLC 3.625% 4/1/2051	376	280
Mosaic Co. 4.05% 11/15/2027	4,490	4,449
Nutrien, Ltd. 5.95% 11/7/2025	2,985	3,033
OCI NV 6.70% 3/16/2033[6]	2,131	2,235
Sherwin-Williams Co. 2.20% 3/15/2032	3,123	2,698
Sherwin-Williams Co. 3.80% 8/15/2049	80	64
Sherwin-Williams Co. 3.30% 5/15/2050	1,500	1,105
Westlake Corp. 4.375% 11/15/2047	1,500	1,297
		125,914
Other 0.00%
Rockefeller Foundation (The) 2.492% 10/1/2050	13,095	8,786
Total corporate bonds, notes & loans		18,027,603
U.S. Treasury bonds & notes 5.70% U.S. Treasury 4.81%
U.S. Treasury 2.25% 11/15/2024	74,340	74,125
U.S. Treasury 4.25% 12/31/2024	49,100	49,053
U.S. Treasury 2.00% 2/15/2025	29,740	29,464
U.S. Treasury 2.125% 5/15/2025	24,780	24,458
U.S. Treasury 3.00% 7/15/2025	9,772	9,694
U.S. Treasury 4.75% 7/31/2025	134,671	135,418
U.S. Treasury 5.00% 8/31/2025	24,960	25,172
U.S. Treasury 3.00% 10/31/2025	123,012	121,820
U.S. Treasury 5.00% 10/31/2025	111,764	113,008
U.S. Treasury 0.375% 11/30/2025	20,000	19,212
U.S. Treasury 3.875% 1/15/2026	5,143	5,146
U.S. Treasury 4.00% 2/15/2026	70,932	71,131
U.S. Treasury 4.625% 2/28/2026	6,888	6,966
U.S. Treasury 2.25% 3/31/2026	52,663	51,517
U.S. Treasury 3.625% 5/15/2026	7,018	7,009
U.S. Treasury 4.375% 7/31/2026	827,873	837,987
U.S. Treasury 0.75% 8/31/2026	37	35
U.S. Treasury 3.75% 8/31/2026	219,466	219,814
U.S. Treasury 4.625% 9/15/2026	13,790	14,041
U.S. Treasury 0.875% 9/30/2026	2,380	2,255
U.S. Treasury 1.125% 10/31/2026	79,610	75,635
U.S. Treasury 2.00% 11/15/2026	47,200	45,644
U.S. Treasury 4.625% 11/15/2026	19,809	20,209
U.S. Treasury 6.50% 11/15/2026	39,650	42,208
U.S. Treasury 4.00% 1/15/2027	50,898	51,327
U.S. Treasury 2.25% 2/15/2027	11,150	10,810
U.S. Treasury 4.125% 2/15/2027	7,942	8,035
American Balanced Fund — Page 49 of 73

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.125% 2/28/2027	USD930	$877
U.S. Treasury 2.375% 5/15/2027	4,310	4,180
U.S. Treasury 3.25% 6/30/2027	242,903	240,914
U.S. Treasury 3.75% 8/15/2027	50,800	51,051
U.S. Treasury 6.375% 8/15/2027	35,690	38,478
U.S. Treasury 0.625% 12/31/2027	84,540	76,979
U.S. Treasury 2.75% 2/15/2028	10,125	9,861
U.S. Treasury 4.00% 2/29/2028	171,747	174,135
U.S. Treasury 3.625% 3/31/2028	52,103	52,221
U.S. Treasury 2.875% 5/15/2028	46,997	45,887
U.S. Treasury 3.625% 5/31/2028	160,636	160,912
U.S. Treasury 1.25% 6/30/2028	117,130	107,641
U.S. Treasury 4.00% 6/30/2028	339,556	344,702
U.S. Treasury 1.00% 7/31/2028	58,400	53,051
U.S. Treasury 4.125% 7/31/2028	195,000	198,824
U.S. Treasury 1.375% 10/31/2028	60,100	55,109
U.S. Treasury 3.125% 11/15/2028	41,549	40,834
U.S. Treasury 1.50% 11/30/2028	46,700	42,973
U.S. Treasury 4.00% 1/31/2029	354,696	360,812
U.S. Treasury 5.25% 2/15/2029	35,690	38,241
U.S. Treasury 3.25% 6/30/2029	58,480	57,646
U.S. Treasury 4.25% 6/30/2029	38,500	39,637
U.S. Treasury 4.00% 7/31/2029	711,000	724,683
U.S. Treasury 1.625% 8/15/2029	24,780	22,672
U.S. Treasury 3.625% 8/31/2029	293,650	294,619
U.S. Treasury 3.50% 1/31/2030	67,000	66,681
U.S. Treasury 4.00% 2/28/2030	236,283	240,842
U.S. Treasury 3.625% 3/31/2030	23,000	23,020
U.S. Treasury 0.625% 5/15/2030	22,310	18,950
U.S. Treasury 3.75% 6/30/2030	4,675	4,706
U.S. Treasury 0.625% 8/15/2030	114,675	96,654
U.S. Treasury 4.625% 9/30/2030	25,150	26,492
U.S. Treasury 4.875% 10/31/2030	62,722	66,951
U.S. Treasury 4.25% 6/30/2031	264,000	273,374
U.S. Treasury 4.125% 7/31/2031	146,500	150,637
U.S. Treasury 1.25% 8/15/2031	38,264	32,681
U.S. Treasury 3.75% 8/31/2031	183,360	184,370
U.S. Treasury 2.875% 5/15/2032	93,519	88,438
U.S. Treasury 4.125% 11/15/2032	20,061	20,641
U.S. Treasury 3.50% 2/15/2033	145,000	142,496
U.S. Treasury 3.375% 5/15/2033	48,871	47,525
U.S. Treasury 3.875% 8/15/2033[10]	421,127	424,631
U.S. Treasury 4.50% 11/15/2033	6,762	7,143
U.S. Treasury 4.00% 2/15/2034	29,600	30,115
U.S. Treasury 4.375% 5/15/2034	304,130	318,576
U.S. Treasury 3.875% 8/15/2034	463,026	466,319
U.S. Treasury 4.25% 5/15/2039	84,397	87,245
U.S. Treasury 1.375% 11/15/2040	38,809	26,345
U.S. Treasury 1.875% 2/15/2041[10]	98,666	72,389
U.S. Treasury 2.25% 5/15/2041	140,792	109,180
U.S. Treasury 2.00% 11/15/2041	6,986	5,140
U.S. Treasury 2.375% 2/15/2042	4,990	3,888
U.S. Treasury 3.25% 5/15/2042	315,157	280,293
U.S. Treasury 2.75% 8/15/2042	32,660	26,924
American Balanced Fund — Page 50 of 73

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.375% 8/15/2042	USD152,000	$137,227
U.S. Treasury 2.75% 11/15/2042	77,000	63,176
U.S. Treasury 3.125% 2/15/2043	47,605	41,212
U.S. Treasury 2.875% 5/15/2043	58,590	48,676
U.S. Treasury 3.875% 5/15/2043	34,310	33,034
U.S. Treasury 3.625% 2/15/2044	24,780	22,873
U.S. Treasury 4.50% 2/15/2044[10]	230,000	240,027
U.S. Treasury 4.625% 5/15/2044	26,500	28,094
U.S. Treasury 3.125% 8/15/2044	39,447	33,650
U.S. Treasury 4.125% 8/15/2044[3]	359,523	356,771
U.S. Treasury 2.50% 2/15/2045	51,860	39,657
U.S. Treasury 3.00% 5/15/2045	24,780	20,614
U.S. Treasury 3.00% 11/15/2045	23,145	19,207
U.S. Treasury 3.00% 5/15/2047	55,603	45,508
U.S. Treasury 2.75% 8/15/2047	82,381	64,302
U.S. Treasury 3.00% 2/15/2048	3,743	3,045
U.S. Treasury 2.00% 2/15/2050	56,616	36,898
U.S. Treasury 2.375% 5/15/2051	84,719	59,793
U.S. Treasury 2.00% 8/15/2051	571	368
U.S. Treasury 1.875% 11/15/2051[10]	25,500	15,890
U.S. Treasury 2.25% 2/15/2052	149,126	101,709
U.S. Treasury 3.00% 8/15/2052[10]	520,260	418,240
U.S. Treasury 4.00% 11/15/2052	83,509	81,278
U.S. Treasury 3.625% 2/15/2053	117,067	106,457
U.S. Treasury 3.625% 5/15/2053	113,815	103,598
U.S. Treasury 4.25% 2/15/2054	22,200	22,628
U.S. Treasury 4.625% 5/15/2054[10]	577,717	626,733
		11,421,443
U.S. Treasury inflation-protected securities 0.89%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[11]	57,116	57,033
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]	109,348	108,027
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2025[11]	82,696	82,182
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[11]	78,297	76,936
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	17,318	17,075
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[11]	112,393	110,242
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[11]	329,877	320,677
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	206,885	201,170
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027[11]	284,360	276,454
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[11]	159,279	153,349
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[11]	113,676	118,121
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[11]	5,884	5,493
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[11]	92,956	85,468
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034[11]	49,524	50,106
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[11]	24,021	19,314
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044[11]	50,838	46,431
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046[11]	20,371	17,003
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[11]	2,617	1,739
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11]	56,979	36,023
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[10,11]	305,028	276,061
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[11]	64,257	66,891
		2,125,795
Total U.S. Treasury bonds & notes		13,547,238
American Balanced Fund — Page 51 of 73

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations 3.19%	Principal amount (000)	Value (000)
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[4,6]	USD1,892	$1,872
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[4,6]	40,547	40,586
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[4,6]	1,109	1,114
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[4,6]	12,111	12,276
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[4,6]	8,200	8,228
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.285% 7/25/2036[4,5,6]	58,804	59,174
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 6.413% 4/20/2032[4,5,6]	23,722	23,741
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.809% 1/19/2033[4,5,6]	5,520	5,558
American Credit Acceptance Receivables Trust, Series 2023-3, Class A, 6.00% 3/12/2027[4,6]	1,076	1,077
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[4,6]	10,406	10,451
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[4,6]	3,999	3,957
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[4,6]	5,925	6,005
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030[4,6]	12,578	12,879
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[4,6]	14,562	15,134
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030[4,6]	29,744	30,344
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030[4,6]	9,497	9,750
American Express Credit Account Master Trust., Series 21-1, Class A, 0.90% 11/15/2026[4]	26,189	26,059
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[4]	89,345	88,892
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.433% 5/26/2031[4,5,6]	2,107	2,109
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[4]	4,439	4,446
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[4]	762	756
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[4]	1,830	1,775
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[4]	20,192	19,322
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028[4]	11,077	11,279
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[4]	34,592	35,259
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 6.379% 1/20/2033[4,5,6]	12,497	12,506
Ares CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 6.606% 4/17/2033[4,5,6]	25,463	25,525
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[4,6]	3,881	3,924
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031[4,6]	11,907	12,240
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[4,6]	28,830	28,637
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[4,6]	50,171	49,354
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[4,6]	54,855	53,189
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[4,6]	3,873	3,780
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[4,6]	75,784	71,916
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[4,6]	4,460	4,224
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[4,6]	1,542	1,462
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,6]	8,650	8,761
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027[4,6]	3,228	3,293
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[4,6]	2,750	2,804
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[4,6]	15,110	15,534
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[4,6]	19,885	20,373
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029[4,6]	9,510	9,841
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[4,6]	12,400	12,778
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,6]	28,032	29,285
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[4,6]	7,175	7,566
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[4,6]	15,860	16,337
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030[4,6]	2,846	2,937
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030[4,6]	16,000	16,461
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030[4,6]	3,342	3,425
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[4,6]	12,597	12,796
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.502% 2/20/2036[4,5,6]	55,356	55,428
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[4]	39,628	39,944
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029[4]	41,782	42,787
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[4,6]	2,053	1,996
American Balanced Fund — Page 52 of 73

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[4,6]	USD1,715	$1,637
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[4,6]	571	566
Battalion CLO, Ltd., Series 2018-2A, Class A1, (3-month USD CME Term SOFR + 1.332%) 6.433% 5/17/2031[4,5,6]	5,945	5,949
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD CME Term SOFR + 1.362%) 6.644% 1/20/2031[4,5,6]	409	410
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 6.481% 1/15/2033[4,5,6]	30,583	30,581
Benefit Street Partners CLO, Ltd., Series 2019-19, Class BR, (3-month USD CME Term SOFR + 1.60%) 6.901% 1/15/2033[4,5,6]	5,727	5,716
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.482% 7/20/2035[4,5,6]	39,490	39,857
Black Diamond CLO, Ltd., Series 2017-1, Class A1AR, (3-month USD CME Term SOFR + 1.312%) 6.595% 4/24/2029[4,5,6]	105	105
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 6.571% 4/26/2031[4,5,12]	23,666	23,678
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[4,6]	17,510	16,155
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[4,6]	2,653	2,414
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[4,6]	11,358	11,599
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[4,6]	3,023	3,073
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A2, 5.82% 9/15/2026[4]	4,132	4,135
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[4]	8,325	8,345
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[4]	12,565	12,664
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[4]	9,605	9,686
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[4]	2,847	2,872
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028[4]	6,126	6,191
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[4]	2,220	2,254
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[4]	9,797	10,030
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[4,6]	24,395	24,472
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[4]	4,513	4,542
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[4,6]	23,076	23,511
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 6.547% 4/30/2031[4,5,6]	316	316
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[4]	45	45
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[4]	2,758	2,761
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[4]	811	795
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[4]	19,061	19,191
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[4]	794	779
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[4]	37,004	37,612
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[4]	7,334	7,395
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[4]	4,489	4,646
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027[4,6]	4,963	4,989
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[4,6]	3,465	3,487
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028[4,6]	8,430	8,524
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[4,6]	4,797	4,879
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[4]	637	612
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[4]	4,611	4,478
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029[4,6]	5,408	5,497
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[4,6]	42,418	38,214
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[4,6]	17,214	15,369
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[4,6]	4,143	3,867
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.495% 7/27/2030[4,5,6]	8,162	8,164
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[4,6]	96,667	93,569
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[4,6]	19,887	18,051
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[4,6]	15,185	14,548
American Balanced Fund — Page 53 of 73

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[4,6]	USD1,579	$1,382
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[4,6]	43,915	41,286
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[4,6]	7,528	6,939
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[4,6]	53,198	53,543
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[4,6]	43,496	43,885
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[4,6]	19,618	19,731
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[4,6]	20,626	20,771
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[4,6]	23,121	23,298
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027[4,6]	13,350	13,356
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029[4,6]	29,108	29,897
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[4,6]	35,542	36,156
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[4,6]	19,285	19,728
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[4]	42,899	43,478
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[4]	13,422	13,768
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[4,6]	5,307	5,398
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036[4,6]	13,611	13,778
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[4]	18,209	18,411
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[4,6]	2,980	2,991
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[4,6]	22,863	23,268
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[4,6]	6,962	6,963
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[4,6]	19,946	18,486
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[4,6]	19,611	18,164
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[4,6]	27,458	25,538
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[4,6]	22,048	20,133
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[4,6]	1,579	1,446
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[4,6]	1,223	1,229
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[4]	16,549	16,696
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[4,6]	5,032	5,043
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[4,6]	666	661
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[4,6]	4,669	4,694
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[4,6]	3,636	3,646
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027[4,6]	4,439	4,455
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028[4,6]	8,077	8,128
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[4,6]	743	752
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[4,6]	2,161	2,159
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[4,6]	12,021	11,981
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[4,6]	3,027	3,076
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029[4,6]	2,951	2,950
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[4,6]	1,097	1,116
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[4,6]	394	404
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030[4,6]	5,048	5,163
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[4,6]	7,777	7,961
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[4,6]	15,284	15,542
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[4,6]	6,958	7,063
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[4]	12,886	12,933
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[4]	30,293	30,872
Discover Card Execution Note Trust, Series 2022-A3, Class A3, 3.56% 7/15/2027[4]	18,362	18,235
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[4,6]	5,477	5,532
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[4,6]	8,835	9,087
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031[4,6]	1,929	2,017
Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.83% 12/15/2026[4]	9,093	9,109
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[4]	5,007	5,039
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[4]	7,110	7,111
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[4]	6,905	6,795
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[4]	8,538	8,650
American Balanced Fund — Page 54 of 73

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[4]	USD6,146	$6,259
DriveTime Auto Owner Trust, Series 2020-3A, Class D, 1.84% 6/15/2026[4,6]	775	768
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[4,6]	40	40
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[4,6]	1,427	1,407
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[4,6]	2,681	2,641
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[4,6]	467	467
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[4,6]	5,014	5,020
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[4,6]	3,338	3,353
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.543% 4/15/2028[4,5,6]	15,360	15,367
Dryden Senior Loan Fund, CLO, Series 2015-38, Class ARR, (3-month USD CME Term SOFR + 1.15%) 6.451% 7/15/2030[4,5,6]	13,222	13,228
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.723% 10/15/2030[4,5,6]	20,000	20,000
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.663% 1/15/2031[4,5,6]	5,650	5,651
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.533% 4/15/2031[4,5,6]	3,413	3,419
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[4,6]	5,462	5,021
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[4,6]	4,023	4,070
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[4,6]	23,991	24,253
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[4,6]	7,061	7,026
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[4,6]	7,766	7,766
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[4,6]	11,444	11,421
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[4,6]	18,801	18,967
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[4,6]	8,606	8,692
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[4,6]	4,751	4,885
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030[4,6]	6,047	6,290
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[4,6]	283	283
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[4]	940	940
Exeter Automobile Receivables Trust, Series 2024-1, Class A2, 5.53% 10/15/2026[4]	9,065	9,075
Exeter Automobile Receivables Trust, Series 24-3A, Class A2, 5.82% 2/15/2027[4]	7,840	7,859
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[4]	4,970	4,991
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[4]	17,706	17,236
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[4]	2,435	2,444
Exeter Automobile Receivables Trust, Series 2024-5, Class A3, 4.45% 3/15/2028[4]	6,875	6,870
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028[4]	11,191	11,288
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[4]	2,138	2,172
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[4]	5,159	5,135
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[4]	5,825	5,872
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[4]	8,517	8,512
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029[4]	6,250	6,244
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[4]	3,884	4,022
Exeter Automobile Receivables Trust, Series 2024-3, Class C, 5.70% 7/16/2029[4]	7,232	7,403
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030[4]	9,082	9,073
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[4]	6,028	6,137
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[4]	9,760	10,012
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030[4]	8,067	8,166
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030[4]	7,612	7,731
Exeter Automobile Receivables Trust, Series 2024-3, Class D, 5.98% 9/16/2030[4]	9,492	9,773
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[4]	13,416	13,738
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031[4]	9,878	9,866
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028[4,6]	15,090	15,294
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[4]	22,257	22,872
FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.339% 9/17/2025[4,6]	20,301	19,738
American Balanced Fund — Page 55 of 73

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[4,6]	USD39,666	$38,402
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[4,6]	17,128	16,263
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[4,6]	24,195	23,988
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[4,6]	1,800	1,801
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[4,6]	5,639	5,696
Flagship Credit Auto Trust, Series 2024-1, Class B, 5.63% 4/16/2029[4,6]	5,851	6,000
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[4,6]	1,955	2,014
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[4,6]	990	1,029
Flagship Credit Auto Trust, Series 2024-1, Class C, 5.79% 2/15/2030[4,6]	5,000	5,164
Flatiron CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.212%) 6.497% 4/17/2031[4,5,6]	1,128	1,129
Flatiron CLO, Ltd., Series 2024-1, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.645% 7/15/2036[4,5,6]	15,864	15,929
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[4]	1,403	1,404
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[4]	10,741	10,827
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[4]	1,989	2,014
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[4,6]	80,360	79,959
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[4,6]	116,685	115,480
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29% 8/15/2031[4,6]	2,574	2,548
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[4,6]	26,615	27,568
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[4,5,6]	61,000	62,373
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[4,6]	14,065	13,153
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[4,6]	1,937	1,801
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[4,6]	3,176	2,900
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[4,6]	9,079	8,815
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[4,6]	44,368	42,092
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[4,6]	1,159	1,104
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[4,6]	63,156	59,491
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[4,6]	64,337	59,309
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[4,6]	73,478	68,184
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[4,6]	4,758	4,344
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[4,6]	4,941	4,960
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[4,6]	2,092	2,095
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[4,6]	6,391	6,416
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[4,6]	2,976	3,013
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[4,6]	7,143	7,240
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028[4,6]	8,588	8,756
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029[4,6]	6,394	6,470
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[4,6]	2,414	2,458
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[4,6]	2,182	2,256
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[4,6]	5,212	5,315
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[4,6]	3,347	3,442
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030[4,6]	11,932	12,284
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031[4,6]	5,987	6,075
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028[4,6]	10,148	10,299
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[4,6]	7,645	7,707
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[4,6]	10,835	10,980
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[4]	15,007	15,126
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[4,6]	22,705	23,924
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[4,6]	38,047	40,204
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[4,6]	61,215	61,838
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[4]	9,490	9,615
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[4,6]	17,626	17,945
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029[4,6]	8,150	8,352
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.832% 4/20/2033[4,5,6]	9,610	9,616
American Balanced Fund — Page 56 of 73

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class C, (3-month USD CME Term SOFR + 2.30%) 7.582% 4/20/2033[4,5,6]	USD6,983	$6,992
Greatamerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[4,6]	20,434	20,835
Greatamerica Leasing Receivables Funding, LLC, Series 24-2, Class A4, 5.02% 5/15/2031[4,6]	17,190	17,614
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.625% 7/28/2031[4,5,6]	4,892	4,897
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 7.332% 1/20/2031[4,5,6]	6,140	6,155
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[4,6,13]	60,174	60,174
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[4,6]	32,246	31,761
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[4,6]	5,327	5,227
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[4,6]	3,260	3,199
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[4,6]	42,910	42,535
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[4,6]	49,550	46,765
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028[4,6]	8,792	8,212
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[4,6]	5,075	4,723
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[4,6]	22,138	21,689
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[4,6]	12,400	12,715
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[4,6]	25,791	27,081
Hertz Vehicle Financing, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[4,6]	34,872	34,668
Hertz Vehicle Financing, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[4,6]	14,834	14,732
Hertz Vehicle Financing, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[4,6]	3,666	3,638
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[4,6]	97,697	92,107
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[4,6]	14,511	13,636
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[4,6]	7,776	7,258
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[4,6]	13,905	14,199
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[4]	827	827
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[4]	13,137	13,176
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[4]	5,418	5,447
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[4,6]	31,454	31,464
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031[4,6]	2,565	2,623
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031[4,6]	7,453	7,588
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[4,6]	3,028	3,063
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[4]	13,551	13,788
ICG US CLO, Ltd., Series 2014-3A, Class A1RR, (3-month USD CME Term SOFR + 1.292%) 6.576% 4/25/2031[4,5,6]	5,115	5,119
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041[4,6]	5,767	5,521
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 6.479% 4/20/2032[4,5,6]	15,018	15,035
Jamestown CLO, Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 6.929% 4/20/2032[4,5,6]	15,000	15,007
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 7.132% 4/20/2032[4,5,6]	7,652	7,652
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[4]	12,300	12,516
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 6.575% 7/20/2036[4,5,6]	14,946	14,973
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.743% 1/15/2031[4,5,6]	1,837	1,839
KKR Financial CLO, Ltd., Series 38, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.621% 4/15/2033[4,5,6]	16,000	16,016
LAD Auto Receivables Trust, Series 2023-3, Class A2, 6.09% 6/15/2026[4,6]	1,451	1,452
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[4,6]	265	266
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[4,6]	1,201	1,203
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[4,6]	10,854	10,887
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[4,6]	16,590	16,783
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[4,6]	1,766	1,779
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[4,6]	14,930	15,042
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[4,6]	19,645	19,994
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.628% 7/16/2031[4,5,6]	19,287	19,311
American Balanced Fund — Page 57 of 73

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Madison Park Funding, Ltd., Series 2016-22, Class A1R, (3-month USD CME Term SOFR + 1.522%) 6.823% 1/15/2033[4,5,6]	USD6,400	$6,415
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.544% 7/21/2030[4,5,6]	52,789	52,833
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.495% 7/27/2031[4,5,6]	1,210	1,212
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 6.535% 7/15/2036[4,5,6]	13,393	13,393
Marathon CLO, Ltd., Series 19-2A, Class A1AR, (3-month USD CME Term SOFR + 1.38%) 6.662% 1/20/2033[4,5,6]	2,500	2,500
Marble Point CLO XII, Ltd., Series 2018-1A, Class A, (3-month USD CME Term SOFR + 1.272%) 6.558% 7/16/2031[4,5,6]	6,608	6,615
Marble Point CLO, Ltd., Series 2018-2, Class A12R, (3-month USD CME Term SOFR + 1.20%) 6.482% 1/20/2032[4,5,6]	26,377	26,376
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[4]	4,770	4,878
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[4,6]	15,962	16,164
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[4,6]	5,814	5,911
MidOcean Credit CLO, Series 2017-7, Class A2R, (3-month USD CME Term SOFR + 1.712%) 7.013% 7/15/2029[4,5,6]	13,608	13,609
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[4,6]	15,637	15,786
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[4,6]	3,233	3,270
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[4,6]	2,595	2,625
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[4,6]	22,056	19,894
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[4,6]	22,357	20,043
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[4,6]	58,594	54,270
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[4,6]	44,996	41,715
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[4,6]	25,481	23,627
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[4,6]	43,236	40,391
Neuberger Berman CLO, Ltd., Series 2017-26, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.461% 10/18/2030[4,5,6]	4,986	4,992
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[4,6]	225,061	207,682
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.516% 7/25/2030[4,5,6]	17,192	17,203
Nissan Auto Lease Trust, Series 2023-B, Class A2A, 5.74% 8/15/2025[4]	2,018	2,019
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[4]	1,088	1,088
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[4]	8,539	8,722
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[4,6]	13,812	13,890
Oaktree CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.372%) 6.654% 4/22/2030[4,5,6]	6,319	6,336
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.644% 7/20/2031[4,5,6]	13,545	13,564
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.508% 4/16/2031[4,5,12]	2,207	2,209
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[4,6]	6,822	7,100
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[4,6]	12,238	12,549
Palmer Square Loan Funding, Ltd., CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.344% 7/20/2029[4,5,6]	1,050	1,051
Palmer Square Loan Funding, Ltd., CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.363% 10/15/2029[4,5,6]	33,634	33,658
Palmer Square Loan Funding, Ltd., CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.963% 10/15/2029[4,5,6]	44,195	44,154
Palmer Square Loan Funding, Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 6.401% 4/15/2031[4,5,6]	14,515	14,522
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.659% 7/24/2031[4,5,6]	6,771	6,777
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.033% 7/24/2031[4,5,6]	8,705	8,721
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[4,6]	5,491	5,502
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[4,6]	16,518	16,755
American Balanced Fund — Page 58 of 73

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[4,6]	USD3,805	$3,811
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[4,6]	2,116	2,110
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[4,6]	1,294	1,293
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.492% 8/16/2027[4,5,6]	11,885	11,948
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 5.947% 1/15/2028[4,5,6]	14,516	14,570
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 6.142% 4/17/2028[4,5,6]	15,000	15,023
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[4,6]	36,810	37,347
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/16/2029[4,6]	9,986	10,260
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033[4]	17,282	17,726
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[4]	13,836	13,492
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[4,6]	8,760	9,000
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.797% 9/15/2039[4,5,6]	6,341	6,355
PK ALIFT Loan Funding, Series 2024-2, Class A, 5.052% 10/15/2039[4,6]	13,886	13,896
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027[4,6]	12,742	12,792
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[4,6]	19,855	19,995
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[4,6]	2,524	2,549
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[4,6]	575	575
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029[4,6]	3,815	3,816
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029[4,6]	2,983	3,039
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[4,6]	1,690	1,744
Prosper Marketplace Issuance Trust, Series 2024-1, Class A, 6.12% 8/15/2029[4,6]	1,909	1,914
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.503% 10/15/2030[4,5,6]	31,051	31,064
Rad CLO, Ltd., Series 2020-7, Class A1R, (3-month USD CME Term SOFR + 1.35%) 6.636% 4/17/2036[4,5,6]	15,000	15,046
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[4,6]	3,249	3,270
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 6.213% 10/25/2031[4,5,6]	23,926	23,925
Regatta XIV Funding, Ltd., CLO, Series 18-3A, Class CR, (3-month USD CME Term SOFR + 1.80%) 6.371% 10/25/2031[4,5,6]	3,857	3,850
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[4,6]	4,584	4,578
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[4,6]	7,592	7,636
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 6.678% 7/15/2037[4,5,6]	12,963	12,962
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[4]	151	150
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[4]	7,182	7,201
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[4]	3,524	3,533
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[4]	4,722	4,714
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[4]	3,246	3,251
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[4]	5,599	5,514
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[4]	10,491	10,518
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[4]	6,902	6,783
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[4]	27,645	27,752
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[4]	14,893	14,953
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[4]	2,751	2,772
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[4]	4,391	4,427
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[4]	13,726	13,859
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[4]	7,026	7,124
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028[4]	14,146	14,334
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[4]	5,506	5,504
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[4]	22,393	22,786
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[4]	20,096	20,517
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[4]	37,753	37,986
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029[4]	6,102	6,207
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[4]	12,138	12,486
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029[4]	8,547	8,622
American Balanced Fund — Page 59 of 73

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[4]	USD1,407	$1,432
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030[4]	9,491	9,580
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[4]	10,034	10,328
Santander Drive Auto Receivables Trust, Series 24-4, Class D, 5.32% 12/15/2031[4]	13,412	13,594
Saratoga Investment Corp CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 6.582% 4/20/2033[4,5,6]	28,566	28,591
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[4,6]	10,955	10,981
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[4,6]	26,356	26,592
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[4,6]	3,896	3,918
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[4,6]	10,635	10,827
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[4,6]	3,902	3,912
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[4,6]	6,093	6,153
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[4,6]	2,892	2,901
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[4,6]	19,239	19,513
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[4,6]	2,222	2,300
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[4,6]	3,535	3,667
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[4,6]	32,608	32,602
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[4,6]	18,325	16,919
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[4,6]	3,373	3,057
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[4,6]	6,728	6,937
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 5.941% 1/15/2053[4,5,6]	13,272	13,132
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[4,6]	32,132	29,470
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.643% 4/15/2030[4,5,6]	1,104	1,104
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.524% 10/20/2030[4,5,6]	4,846	4,851
South Carolina Student Loan Corp., Series 2014-1, Class A2, (30-day Average USD-SOFR + 1.114%) 6.461% 1/3/2033[4,5]	67	67
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029[4,6]	6,614	6,713
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[4,6]	30,197	28,946
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[4,6]	34,287	33,159
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[4,6]	13,913	13,258
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[4,6]	9,399	8,930
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[4,6]	20,751	20,796
Subway Funding, LLC, Series 24-3A, Class A2II, 5.566% 7/30/2054[4,6]	24,498	24,611
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054[4,6]	37,392	38,668
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054[4,6]	37,392	38,733
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[4,6]	15,690	15,088
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.749% 4/20/2036[4,5,6]	20,000	20,003
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.376% 10/25/2029[4,5,6]	1,771	1,772
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[4]	33,163	33,883
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[4,6]	33,630	31,483
Teachers Insurance and Annuity Association of AME, CLO, Series 17-2A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.698% 1/16/2031[4,5,6]	500	500
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[4,6]	12,670	12,107
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[4,6]	22,189	20,733
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[4,6]	1,565	1,464
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[4,6]	2,272	2,157
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[4,6]	26,898	24,609
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[4,6]	1,157	1,062
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[4,6]	55,108	50,881
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[4,6]	14,309	13,359
American Balanced Fund — Page 60 of 73

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[4,6]	USD11,829	$10,630
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[4,6]	429	388
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049[4,6]	547	549
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[4,6]	25,463	25,855
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[4,6]	38,148	37,346
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[4]	20,414	20,671
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[4]	7,901	8,075
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[4,6]	1,475	1,475
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 6.985% 1/25/2036[4,5,6]	16,000	16,041
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 6.479% 1/20/2032[4,5,6]	38,363	38,363
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 6.979% 1/20/2032[4,5,6]	9,000	9,001
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 6.655% 4/25/2033[4,5,6]	12,207	12,222
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[4,6]	104,600	96,435
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[4,6]	2,730	2,572
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[4,6]	31,338	28,373
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[4,6]	1,144	1,041
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 6.912% 10/20/2034[4,5,6]	80,000	80,020
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 6.37% 9/7/2030[4,5,6]	3,687	3,689
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 6.611% 7/18/2031[4,5,6]	17,934	17,956
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[4,6]	8,091	8,287
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[4]	41,651	41,698
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[4]	27,148	27,367
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[4,8]	77,422	77,676
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[4]	42,675	43,919
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[4,6]	44,216	45,174
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032[4,6]	8,341	8,635
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 6.501% 10/15/2031[4,5,6]	23,155	23,168
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 7.101% 10/15/2031[4,5,6]	6,957	6,966
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[4,6]	1,765	1,772
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[4,6]	2,244	2,275
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030[4,6]	2,590	2,655
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.697% 1/17/2031[4,5,6]	2,015	2,016
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[4,6]	984	984
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[4,6]	983	981
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[4,6]	5,316	5,319
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[4,6]	3,183	3,184
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[4,6]	11,177	11,000
Westlake Automobile Receivables Trust, Series 2023-4, Class A2, 6.23% 1/15/2027[4,6]	6,091	6,124
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[4,6]	17,287	17,351
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[4,6]	7,472	7,384
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[4,6]	3,469	3,507
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[4,6]	42,000	42,436
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,6]	22,836	22,857
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[4,6]	2,834	2,849
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[4,6]	5,491	5,556
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[4,6]	10,243	10,396
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[4,6]	9,545	9,737
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[4,6]	4,187	4,263
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[4,6]	5,314	5,481
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[4,6]	5,627	5,787
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030[4,6]	7,827	7,975
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030[4,6]	17,000	17,374
American Balanced Fund — Page 61 of 73

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030[4,6]	USD6,004	$6,138
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[4,6]	5,364	5,436
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039[4,6]	25,934	26,337
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[4,6]	29,290	29,572
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 6.479% 10/20/2030[4,5,6]	22,891	22,890
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 7.079% 10/20/2030[4,5,6]	17,000	17,027
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[4,6]	6,474	6,526
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[4]	39,226	39,655
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[4]	8,090	8,330
World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43% 12/17/2029[4]	10,742	10,830
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[4]	17,912	18,039
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030[4]	18,199	18,474
		7,578,428
Bonds & notes of governments & government agencies outside the U.S. 0.39%
British Columbia (Province of) 4.20% 7/6/2033	2,030	2,032
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[6]	18,000	17,352
Chile (Republic of) 4.85% 1/22/2029	18,265	18,692
Chile (Republic of) 3.10% 1/22/2061	15,816	10,569
Colombia (Republic of) 7.50% 2/2/2034	2,451	2,549
Colombia (Republic of) 8.00% 11/14/2035	39,549	42,251
CPPIB Capital, Inc. 0.875% 9/9/2026[6]	17,827	16,811
CPPIB Capital, Inc. 2.75% 11/2/2027[6]	23,770	23,090
Development Bank of Japan, Inc. 1.25% 10/20/2026[6]	18,000	17,062
Development Bank of Japan, Inc. 1.75% 10/20/2031[6]	12,582	10,897
European Investment Bank 0.75% 10/26/2026	37,160	35,013
European Investment Bank 0.625% 10/21/2027	7,655	7,003
European Stability Mechanism 0.375% 9/10/2025[6]	23,570	22,769
Hungary (Republic of) 2.125% 9/22/2031[6]	14,164	11,772
Hungary (Republic of) 3.125% 9/21/2051[6]	17,678	11,845
Hydro-Quebec 9.50% 11/15/2030	22,230	28,249
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY800,000	5,573
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	2,700,000	18,809
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	USD3,000	3,065
International Bank for Reconstruction and Development 0.75% 11/24/2027	9,000	8,244
International Development Assn. 0.375% 9/23/2025[6]	19,410	18,717
Israel (State of) 5.50% 3/12/2034	23,615	23,788
Israel (State of) 5.75% 3/12/2054	12,865	12,271
Japan Bank for International Cooperation 1.25% 1/21/2031	32,068	27,337
Landwirtschaftliche Rentenbank 0.875% 9/3/2030	13,390	11,403
OMERS Finance Trust 1.10% 3/26/2026[6]	26,770	25,668
OMERS Finance Trust 3.50% 4/19/2032[6]	33,621	32,229
OMERS Finance Trust 4.00% 4/19/2052[6]	33,621	28,744
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[6]	18,000	17,613
Panama (Republic of) 7.50% 3/1/2031	8,035	8,799
Panama (Republic of) 2.252% 9/29/2032	19,671	15,259
Panama (Republic of) 8.00% 3/1/2038	6,060	6,859
Panama (Republic of) 4.50% 1/19/2063	3,874	2,717
Peru (Republic of) 1.862% 12/1/2032	40,334	32,468
Peru (Republic of) 5.875% 8/8/2054	8,925	9,386
Peru (Republic of) 2.78% 12/1/2060	40,618	24,610
Philippines (Republic of) 1.648% 6/10/2031	674	570
Philippines (Republic of) 6.375% 10/23/2034	22,310	25,414
Philippines (Republic of) 2.65% 12/10/2045	387	273
American Balanced Fund — Page 62 of 73

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Qatar (State of) 4.00% 3/14/2029[6]	USD7,500	$7,519
Qatar (State of) 4.817% 3/14/2049[6]	7,500	7,420
Quebec Canada (Province of) 2.75% 4/12/2027	23,200	22,601
Saskatchewan (Province of) 3.25% 6/8/2027	19,319	19,026
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[6]	4,883	4,985
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[6]	310	316
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	5,889	6,029
United Mexican States 2.659% 5/24/2031	23,299	20,060
United Mexican States 3.50% 2/12/2034	9,008	7,686
United Mexican States 6.00% 5/7/2036	170,510	174,072
United Mexican States 6.338% 5/4/2053	6,235	6,215
United Mexican States 3.771% 5/24/2061	13,292	8,718
		922,419
Municipals 0.29% California 0.05%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 11/1/2052	7,980	5,703
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 11/1/2052	11,515	8,283
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	5,955	5,743
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	8,260	7,858
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	4,330	3,789
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	5,365	4,610
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A, 3.115% 6/1/2038	25,195	21,376
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	8,055	6,422
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	7,670	6,159
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	6,515	6,008
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	5,000	4,896
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	5,057
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,683
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,545
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 5/15/2041	2,690	2,055
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 5/15/2051	11,320	8,488
		116,675
Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	10,760	10,505
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	44,105	41,273
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	43,308	38,500
		90,278
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	960	847
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	1,260	1,098
		1,945
American Balanced Fund — Page 63 of 73

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois 0.10%	Principal amount (000)	Value (000)
G.O. Bonds, Series 2019-A, 4.50% 4/1/2025	USD325	$325
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	212,678	216,154
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	28,736	29,381
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	5,254	5,630
		251,490
Massachusetts 0.02%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	55,970	58,776
Michigan 0.01%
Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 8/15/2122	10,670	8,787
Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 4/1/2052	6,660	5,426
		14,213
New York 0.01%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	8,915	8,564
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	5,635	5,266
		13,830
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	50,830	46,673
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045	275	275
Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	94,290	93,911
Total municipals		688,066
Federal agency bonds & notes 0.05%
Fannie Mae 0.375% 8/25/2025	16,060	15,540
Fannie Mae 0.75% 10/8/2027	11,330	10,415
Fannie Mae 0.875% 8/5/2030	17,097	14,561
Federal Farm Credit Banks 1.75% 2/14/2025	13,983	13,836
Federal Home Loan Bank 5.50% 7/15/2036	600	683
Korea Gas Corp. 5.00% 7/8/2029[6]	4,334	4,482
Korea Housing Finance Corp. 4.625% 2/24/2028[6]	19,870	20,169
Tennessee Valley Authority 4.375% 8/1/2034	36,227	36,945
		116,631
Total bonds, notes & other debt instruments (cost: $68,883,366,000)		68,721,290
Investment funds 2.92%	Shares
Capital Group Central Corporate Bond Fund[2]	800,803,783	6,934,961
Total investment funds (cost: $7,781,383,000)		6,934,961
American Balanced Fund — Page 64 of 73

unaudited
Short-term securities 6.18% Money market investments 6.14%		Shares	Value (000)
Capital Group Central Cash Fund 5.09%[2,14]		145,884,217	$14,591,339
Money market investments purchased with collateral from securities on loan 0.03%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.84%[14,15]		12,602,344	12,603
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.83%[14,15]		11,900,000	11,900
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.81%[14,15]		11,900,000	11,900
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%[14,15]		11,900,000	11,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.78%[14,15]		11,100,000	11,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.83%[14,15]		11,100,000	11,100
Fidelity Investments Money Market Government Portfolio, Class I 4.83%[14,15]		7,600,000	7,600
Capital Group Central Cash Fund 5.09%[2,14,15]		49,201	4,921
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.84%[14,15]		2,500,000	2,500
			85,524
Corporate bonds, notes & loans 0.01%	Weighted average yield at acquisition	Principal amount (000)
Pacific Gas and Electric Co. (USD-SOFR + 0.95%) 6.305% 9/4/2025[5]	6.305%	USD20,000	20,033
Total short-term securities (cost: $14,692,161,000)			14,696,896
Total investment securities 101.89% (cost: $170,630,820,000)			242,146,670
Other assets less liabilities (1.89)%			(4,485,253)
Net assets 100.00%			$237,661,417
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
U.S Treasury Contracts	Long	58,308	12/31/2024	USD6,407,047	$3,397
30 Day Federal Funds Futures	Long	17,122	11/1/2024	6,790,843	6,226
30 Day Federal Funds Futures	Long	1,141	12/2/2024	453,774	735
30 Day Federal Funds Futures	Short	9,204	2/3/2025	(3,677,676)	(7,286)
3 Month SOFR Futures	Short	17,776	3/19/2025	(4,264,462)	4,652
3 Month SOFR Futures	Long	18,975	6/18/2025	4,577,007	(4,873)
3 Month SOFR Futures	Short	344	3/18/2026	(83,420)	(981)
3 Month SOFR Futures	Short	22,439	6/17/2026	(5,442,860)	4,791
2 Year U.S. Treasury Note Futures	Long	57,308	1/6/2025	11,933,944	(5,398)
10 Year Ultra U.S. Treasury Note Futures	Short	5,066	12/31/2024	(599,292)	5,813
10 Year U.S. Treasury Note Futures	Short	9,420	12/31/2024	(1,076,529)	5,107
20 Year U.S. Treasury Bond Futures	Long	4,546	12/31/2024	564,556	(3,202)
30 Year Ultra U.S. Treasury Bond Futures	Long	18,677	12/31/2024	2,485,792	(20,727)
					$(11,746)
American Balanced Fund — Page 65 of 73

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	960	EUR	870	HSBC Bank	10/3/2024	$(9)
USD	1,836	EUR	1,660	Morgan Stanley	10/3/2024	(12)
USD	2,628	EUR	2,375	Goldman Sachs	10/3/2024	(16)
USD	5,493	EUR	4,934	Goldman Sachs	10/4/2024	— [16]
USD	44,447	EUR	40,098	HSBC Bank	10/7/2024	(201)
USD	6,234	EUR	5,602	Morgan Stanley	10/10/2024	(4)
USD	9,020	EUR	8,120	Standard Chartered Bank	10/10/2024	(22)
USD	19,408	EUR	17,471	Standard Chartered Bank	10/10/2024	(48)
USD	30,448	EUR	27,409	Standard Chartered Bank	10/10/2024	(75)
USD	14,322	EUR	12,975	Citibank	10/17/2024	(132)
USD	39,842	JPY	5,618,726	UBS AG	10/21/2024	624
						$105
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.336%	Annual	U.S. EFFR	Annual	1/29/2025	USD22,126,100	$3,765	$—	$3,765
U.S. EFFR	Annual	0.10625%	Annual	7/8/2025	301,000	8,830	—	8,830
4.2035%	Annual	SOFR	Annual	1/10/2026	832,059	5,166	—	5,166
4.184%	Annual	SOFR	Annual	1/10/2026	832,059	4,965	—	4,965
4.2045%	Annual	SOFR	Annual	1/10/2026	45,883	285	—	285
4.27%	Annual	SOFR	Annual	2/16/2026	479,018	3,909	—	3,909
4.265%	Annual	SOFR	Annual	2/16/2026	237,725	1,924	—	1,924
4.3035%	Annual	SOFR	Annual	2/17/2026	142,700	1,229	—	1,229
4.2675%	Annual	SOFR	Annual	2/17/2026	137,752	1,121	—	1,121
4.2515%	Annual	SOFR	Annual	2/17/2026	141,314	1,119	—	1,119
4.3005%	Annual	SOFR	Annual	2/17/2026	98,960	849	—	849
4.288%	Annual	SOFR	Annual	2/17/2026	100,530	845	—	845
4.56%	Annual	SOFR	Annual	3/1/2026	1,221,100	15,313	—	15,313
4.568%	Annual	SOFR	Annual	3/1/2026	1,200,000	15,180	—	15,180
4.9005%	Annual	SOFR	Annual	4/17/2026	628,500	12,226	—	12,226
4.815%	Annual	SOFR	Annual	5/6/2026	993,800	18,970	—	18,970
4.7325%	Annual	SOFR	Annual	5/7/2026	1,187,500	21,214	—	21,214
4.723%	Annual	SOFR	Annual	5/7/2026	961,810	17,042	—	17,042
4.7315%	Annual	SOFR	Annual	5/8/2026	611,300	10,939	—	10,939
4.741%	Annual	SOFR	Annual	5/10/2026	1,647,115	29,940	—	29,940
4.659%	Annual	SOFR	Annual	5/17/2026	1,771,000	30,486	—	30,486
3.535%	Annual	SOFR	Annual	1/23/2027	589,900	3,791	—	3,791
3.5405%	Annual	SOFR	Annual	1/23/2027	544,500	3,557	—	3,557
3.53%	Annual	SOFR	Annual	1/23/2027	328,900	2,082	—	2,082
3.7645%	Annual	SOFR	Annual	2/20/2027	1,059,400	12,230	—	12,230
3.761%	Annual	SOFR	Annual	2/20/2027	530,200	6,085	—	6,085
4.5895%	Annual	SOFR	Annual	5/6/2027	716,265	21,616	—	21,616
3.6475%	Annual	SOFR	Annual	2/27/2028	879,900	9,692	—	9,692
American Balanced Fund — Page 66 of 73

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.16%	Annual	SOFR	Annual	6/20/2028	USD161,300	$(718)	$—	$(718)
SOFR	Annual	3.528%	Annual	1/29/2030	176,400	(2,871)	—	(2,871)
SOFR	Annual	3.529%	Annual	1/29/2030	216,000	(3,525)	—	(3,525)
SOFR	Annual	3.5485%	Annual	1/29/2030	234,500	(4,035)	—	(4,035)
3.18%	Annual	SOFR	Annual	4/17/2030	124,700	(564)	—	(564)
3.275%	Annual	SOFR	Annual	4/18/2030	124,700	34	—	34
3.353%	Annual	SOFR	Annual	4/19/2030	124,700	524	—	524
3.342%	Annual	SOFR	Annual	4/19/2030	124,700	455	—	455
3.344%	Annual	SOFR	Annual	4/20/2030	124,600	467	—	467
3.128%	Annual	SOFR	Annual	4/28/2030	124,700	(897)	—	(897)
3.285%	Annual	SOFR	Annual	5/1/2030	124,700	95	—	95
3.259%	Annual	SOFR	Annual	5/1/2030	124,700	(69)	—	(69)
3.186%	Annual	SOFR	Annual	5/9/2030	124,700	(534)	—	(534)
3.215%	Annual	SOFR	Annual	5/10/2030	124,600	(350)	—	(350)
3.29%	Annual	SOFR	Annual	5/19/2030	149,400	150	—	150
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	11,058	—	11,058
SOFR	Annual	3.10%	Annual	6/20/2033	86,900	1,402	—	1,402
SOFR	Annual	3.5935%	Annual	1/9/2034	490,175	(10,545)	—	(10,545)
SOFR	Annual	3.8055%	Annual	6/18/2034	197,945	(7,774)	—	(7,774)
SOFR	Annual	3.01413%	Annual	1/12/2053	70,055	4,221	—	4,221
SOFR	Annual	3.02%	Annual	1/12/2053	70,100	4,149	—	4,149
SOFR	Annual	2.974%	Annual	4/17/2053	39,200	2,636	—	2,636
SOFR	Annual	3.044%	Annual	4/18/2053	39,500	2,152	—	2,152
SOFR	Annual	3.0875%	Annual	4/19/2053	39,600	1,842	—	1,842
SOFR	Annual	3.1035%	Annual	4/19/2053	39,500	1,722	—	1,722
SOFR	Annual	3.0895%	Annual	4/20/2053	39,600	1,828	—	1,828
SOFR	Annual	2.9405%	Annual	4/28/2053	39,400	2,889	—	2,889
SOFR	Annual	3.0535%	Annual	5/1/2053	79,000	4,161	—	4,161
SOFR	Annual	3.085%	Annual	5/9/2053	39,700	1,861	—	1,861
SOFR	Annual	3.1135%	Annual	5/10/2053	39,800	1,658	—	1,658
SOFR	Annual	3.1605%	Annual	5/19/2053	47,600	1,572	—	1,572
SOFR	Annual	3.6815%	Annual	2/20/2054	92,100	(6,014)	—	(6,014)
SOFR	Annual	3.6765%	Annual	2/20/2054	95,922	(6,175)	—	(6,175)
SOFR	Annual	3.7205%	Annual	2/21/2054	76,861	(5,579)	—	(5,579)
SOFR	Annual	3.6745%	Annual	2/28/2054	86,400	(5,536)	—	(5,536)
						$254,060	$—	$254,060
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD4,348,153	$(97,829)	$(97,946)	$117
American Balanced Fund — Page 67 of 73

unaudited
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Common stocks 0.93%
Financials 0.45%
Synchrony Financial	$845,727	$—	$41,906	$6,589	$248,945	$1,059,355	$16,382
Consumer discretionary 0.23%
Aramark	475,255	—	79,397	(4,053)	164,767	556,572	4,337
Materials 0.25%
Royal Gold, Inc.	516,463	—	—	—	82,576	599,039	5,124
Total common stocks						2,214,966
Bonds, notes & other debt instruments 0.02%
Financials 0.02%
Synchrony Financial 4.375% 3/19/2024[17]	11,510	—	11,549	—	39	—	110
Synchrony Financial 4.25% 8/15/2024[17]	12,238	—	12,369	—	131	—	320
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[8]	—	35,495	—	—	501	35,996	219
Synchrony Financial 2.875% 10/28/2031	—	16,733	—	—	1,108	17,841	694
						53,837
Investment funds 2.92%
Capital Group Central Corporate Bond Fund	6,734,592	344,266	284,970	(49,756)	190,829	6,934,961	223,265
Short-term securities 6.14%
Money market investments 6.14%
Capital Group Central Cash Fund 5.09%[14]	17,606,583	25,934,841	28,954,631	1,151	3,395	14,591,339	730,238
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.09%[14,15]	42,356		37,435 [18]			4,921	— [19]
Total short-term securities						14,596,260
Total 10.01%				$(46,069)	$692,291	$23,800,024	$980,689
Restricted securities12

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 6.571% 4/26/2031[4,5]	9/5/2024	$23,706	$23,678	.01%
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.508% 4/16/2031[4,5]	10/28/2022	2,173	2,209	.00 [20]
Total		$25,879	$25,887	.01%

American Balanced Fund — Page 68 of 73

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $279,479,000, which represented .12% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,927,630,000, which represented 5.44% of the net assets of the fund.

[7]	Purchased on a TBA basis.
[8]	Step bond; coupon rate may change at a later date.
[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $469,807,000, which represented .20% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $25,887,000, which represented .01% of the net assets of the fund.

[13]	Value determined using significant unobservable inputs.
[14]	Rate represents the seven-day yield at 9/30/2024.
[15]	Security purchased with cash collateral from securities on loan.
[16]	Amount less than one thousand.
[17]	Affiliated issuer during the reporting period but no longer held at 9/30/2024.
[18]	Represents net activity.
[19]	Dividend income is included with securities lending income and is not shown in this table.
[20]	Amount less than .01%.
American Balanced Fund — Page 69 of 73

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $52,209,183,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $98,968,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $19,039,974,000 and $4,864,560,000, respectively.
American Balanced Fund — Page 70 of 73

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of September 30, 2024 (dollars in thousands):
American Balanced Fund — Page 71 of 73

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$35,172,488	$1,567,008	$—	$36,739,496
Financials	19,468,204	580,825	—	20,049,029
Health care	18,375,760	1,576,577	—	19,952,337
Industrials	15,911,654	645,415	—	16,557,069
Communication services	15,633,332	42,691	—	15,676,023
Consumer staples	10,981,458	1,652,014	—	12,633,472
Consumer discretionary	11,062,176	140,618	—	11,202,794
Energy	7,507,962	—	—	7,507,962
Materials	3,810,270	392,049	—	4,202,319
Utilities	4,066,525	—	—	4,066,525
Real estate	3,034,386	—	—	3,034,386
Convertible stocks	172,111	—	—	172,111
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	27,840,905	—	27,840,905
Corporate bonds, notes & loans	—	18,027,603	—	18,027,603
U.S. Treasury bonds & notes	—	13,547,238	—	13,547,238
Asset-backed obligations	—	7,518,254	60,174	7,578,428
Bonds & notes of governments & government agencies outside the U.S.	—	922,419	—	922,419
Municipals	—	688,066	—	688,066
Federal agency bonds & notes	—	116,631	—	116,631
Investment funds	6,934,961	—	—	6,934,961
Short-term securities	14,676,863	20,033	—	14,696,896
Total	$166,808,150	$75,278,346	$60,174	$242,146,670

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$30,721	$—	$—	$30,721
Unrealized appreciation on open forward currency contracts	—	624	—	624
Unrealized appreciation on centrally cleared interest rate swaps	—	309,246	—	309,246
Unrealized appreciation on centrally cleared credit default swaps	—	116	—	116
Liabilities:
Unrealized depreciation on futures contracts	(42,467)	—	—	(42,467)
Unrealized depreciation on open forward currency contracts	—	(519)	—	(519)
Unrealized depreciation on centrally cleared interest rate swaps	—	(55,186)	—	(55,186)
Total	$(11,746)	$254,281	$—	$242,535
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Balanced Fund — Page 72 of 73

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-011-1124
American Balanced Fund — Page 73 of 73